                                                              File No. 333-99191
                                                                       811-09193


     As filed with the Securities and Exchange Commission on April 22, 2016


================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.     [ ]


                       Post-Effective Amendment No. 17 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 55


                        (Check appropriate box or boxes)

               AUL American Individual Variable Annuity Unit Trust
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1213



                                  Stephen L. Due

                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  On May 1, 2016 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

STARPOINT -

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442



      May 1, 2016

    (This page left intentionally
              blank.)

                                 PROSPECTUS

            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                  STARPOINT
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
    ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368, (317) 285-1877 VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA
                         46206-7127, (800) 537-6442,
                             www.oneamerica.com

This Prospectus describes individual variable Annuity Contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), which provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund portfolios:


      AB Variable Products Series Fund, Inc.                              Janus Aspen Series

      Alger Portfolios                                                    Neuberger Berman Advisers Management Trust

      American Century(R) Variable Portfolios, Inc.                       OneAmerica Funds, Inc.

      Calvert Variable Series, Inc.                                       Pioneer Variable Contracts Trust (VCT)

      Columbia Funds Variable Insurance Trust                             The Royce Funds

      Dreyfus Investment Portfolios                                       T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products Freedom Funds               T. Rowe Price Fixed Income Series, Inc.

      Fidelity(R) Variable Insurance Products                             Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust                Northern Lights Variable Trust

      Goldman Sachs Asset Management                                      Vanguard(R) Variable Insurance Fund

      Invesco V.I. Funds Trust



Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding Fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."


This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2016, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A post card affixed to the printed Prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2016.

                           TABLE OF CONTENTS



Description                                              Page

DEFINITIONS...........................................      4

SUMMARY
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Summary of the Fixed Accounts......................      8
   Market Value Adjusted Fixed Accounts...............      8
   Non-Market Value Adjusted Fixed Account............      9
   Premiums...........................................      9
   Right to Examine...................................      9
   Transfers..........................................      9
   Charges............................................      9
   Distributions......................................      9
    Withdrawals.......................................      9
    Guaranteed Minimum Withdrawal Benefit Rider.......      9
    Loan Privileges...................................     10
    The Death Benefit.................................     10
   Dollar Cost Averaging Program......................     10
   Portfolio Rebalancing Program......................     10
   Extra Credit Premium Rider.........................     10
   Portfolio Optimization Program.....................     10
   Other Optional Benefit Riders......................     10
   Contacting AUL.....................................     11

EXPENSE TABLE.........................................     11

CONDENSED FINANCIAL INFORMATION.......................     13

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................     28
    American United Life Insurance Company(R).........     28
    The Variable Account..............................     28
    The Funds.........................................     28
    Revenue AUL Receives..............................     28
    Funds and Objectives..............................     29

THE CONTRACTS.........................................     32
   General............................................     32

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD...............................     32
   Application for a Contract.........................     32
   Premiums Under the Contracts.......................     32
   Right to Examine Period............................     32
   Allocation of Premiums.............................     32
   Transfers of Account Value.........................     33
   Abusive Trading Practices..........................     33
    Late Trading......................................     33
    Market Timing.....................................     33
   Dollar Cost Averaging Program......................     34
   Portfolio Rebalancing Program......................     34




Description                                             Page

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD (continued)
   Portfolio Optimization Program....................     35
    The Program......................................     35
    The Portfolio Optimization Models................     35
    Periodic Updates of the Portfolio Optimization
     Model and Notices of Updates....................     35
    Selecting a Portfolio Optimization Model.........     36
    Quarterly Reports................................     36
    Risks............................................     36
   Contract Owner's Variable Account Value...........     36
    Accumulation Units...............................     36
    Accumulation Unit Value..........................     37
    Net Investment Factor............................     37

CHARGES AND DEDUCTIONS...............................     37
   Premium Tax Charge................................     37
   Withdrawal Charge.................................     37
   Mortality and Expense Risk Charge.................     38
   Annual Contract Fee...............................     38
   Administrative Fee................................     38
   Rider Charges.....................................     38
   Other Charges.....................................     39
   Variations in Charges.............................     39
   Guarantee of Certain Charges......................     39
   Expenses of the Funds.............................     39

DISTRIBUTIONS........................................     39
   Cash Withdrawals..................................     39
   Loan Privileges...................................     40
   Death Proceeds Payment Provisions.................     40
   Death Benefits and Multiple Beneficiaries.........     40
   Standard Contractual Death Benefit................     40
   Enhanced Death Benefit Rider......................     40
   Death of the Owner................................     41
   Death of the Annuitant............................     41
   Payments from the Variable Account................     41
   Annuity Period....................................     41
    General..........................................     41
    Fixed Payment Annuity............................     42
    Variable Payment Annuity.........................     42
    Payment Options..................................     42
    Selection of an Option...........................     42

THE FIXED ACCOUNT(S).................................     43
   Summary of the Fixed Accounts.....................     43
    Non-Market Value Adjusted Fixed Account..........     43
    Market Value Adjusted Fixed Accounts.............     43
   Withdrawals.......................................     43
   Transfers.........................................     43
   Contract Charges..................................     44
   Payments from the Fixed Account(s)................     44

                           TABLE OF CONTENTS



Description                                              Page

MORE ABOUT THE CONTRACTS..............................     44
   Designation and Change of Beneficiary..............     44
   Assignability......................................     44
   Proof of Age and Survival..........................     44
   Misstatements......................................     44
   Acceptance of New Premiums.........................     44
   Optional Benefits..................................     44
    Earnings Benefit Rider............................     45
    Enhanced Earnings Benefit Rider...................     45
    Enhanced Death Benefit Rider......................     45
    Extra Credit Premium Rider........................     45
    Guaranteed Minimum Annuitization
     Benefit Rider....................................     46
    Guaranteed Minimum Withdrawal
     Benefit Rider....................................     46
    General Provisions of Both Riders.................     46
    Owner and Spousal Guaranteed
     Minimum Withdrawal Benefit Rider.................     47
    Lifetime Guaranteed Minimum Withdrawal
     Benefit Rider....................................     48
    Guaranteed Return of Premium Rider................     48
    Long Term Care Facility and Terminal Illness
     Benefit Rider....................................     48
    Withdrawal Charge Reduction Rider.................     48

FEDERAL TAX MATTERS...................................     49
   Introduction.......................................     49
   Diversification Standards..........................     49
   Taxation of Annuities in General -
    Non-Qualified Plans...............................     49
   Additional Considerations..........................     50
   Qualified Plans....................................     51
   Qualified Plan Federal Taxation Summary............     52
   403(b) Programs - Constraints on Withdrawals.......     52
   401 or 403(b) Programs - Loan Privileges...........     52

OTHER INFORMATION.....................................     52
   Mixed and Shared Funding...........................     52
   Voting of Shares of the Funds......................     53
   Substitution of Investments........................     53
   Changes to Comply with Law and Amendments..........     54
   Reservation of Rights..............................     54
   Periodic Reports...................................     54
   Payments to Agents, Intermediaries and
    Other Financial Professionals.....................     54
   Legal Proceedings..................................     54
   Legal Matters......................................     54
   Financial Statements...............................     54

STATEMENT OF ADDITIONAL INFORMATION...................     55

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 OR 408A PLAN - A plan of individual retirement accounts or annuities, including a traditional IRA, simplified employee pension plan, SIMPLE IRA plan or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax, and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken. Account Value will be reduced by any unvested credits applied for the Extra Credit Premium Rider (if chosen) upon exercise of the right to examine or withdrawal.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R) .

BENEFICIARY - The person having the right to receive the Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BENEFIT BASE - An amount initially used to determine the Guaranteed Annual Withdrawal Amount. The Benefit Base will increase or decrease as described under the provisions of the Guaranteed Minimum Withdrawal Benefit Rider.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving, but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable market value adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit-sharing plan established by an employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first (1st) Contract Year.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s). Some Fixed Accounts are not available in all states.

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Account Value as of the first withdrawal, in the first Contract Year, and 12 percent of the Account Value as of the most-recent Contract Anniversary thereafter.

FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") - The maximum amount that may be withdrawn each year without reducing the Benefit Base for subsequent Contract Years.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") PERCENTAGE - The percentage that is multiplied by the Benefit Base to determine GAWA. The percentage is shown on the Rider Specifications Page.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be one (1), three (3), five (5), seven (7) or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account invests in a corresponding portfolio of a particular Fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a Premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for Premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.

SPOUSE - For purposes of the Lifetime and Spouse Guaranteed Minimum Benefit Withdrawal Rider, the Spouse shall mean the person who is legally recognized as the Spouse of the Contract Owner under the laws of the state in which the Contract Owner permanently resides at the time of the first withdrawal. Any benefit due under this rider and the continuation of this rider are extended to this Spouse only.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. EDT on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable Annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity Contract. A variable Annuity Contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.


TYPES OF CONTRACTS

AUL offers Flexible Premium Contracts where Premium payments may vary in amount and frequency, subject to the limitations described herein.



THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Portfolios of the following Funds:


INVESTMENT ACCOUNT AND                                         CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                                   IF ANY                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio                          A                     AllianceBernstein L.P.

AB VPS International Value Portfolio                           A                     AllianceBernstein L.P.

AB VPS Small/Mid Cap Value Portfolio                           A                     AllianceBernstein L.P.

Alger Large Cap Growth Portfolio                               I-2                   The Manager

Alger Small Cap Growth Portfolio                               I-2                   The Manager

American Century VP Capital Appreciation Fund                  I                     American Century(R) Investment
                                                                                     Management, Inc.

American Century VP Income & Growth Fund                       I                     American Century(R) Investment
                                                                                     Management, Inc.

American Century VP International Fund                         I                     American Century(R) Investment
                                                                                     Management, Inc.

American Century VP Mid Cap Value Fund                         II                    American Century(R) Investment
                                                                                     Management, Inc.

American Century VP Ultra Fund                                 I                     American Century(R) Investment
                                                                                     Management, Inc.

Calvert VP SRI Mid Cap Growth Portfolio                                              Calvert Asset Management Company, Inc.


INVESTMENT ACCOUNT AND                                         CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                                   IF ANY             INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio - Small Cap Value Fund             1                  Columbia Management Investment
                                                                                  Advisers LLC

Columbia Variable Portfolio - US Government Mortgage           1                  Columbia Management Investment
Fund                                                                              Advisers LLC

Dreyfus Investment Portfolios, Small Cap Stock Index           Service            The Dreyfus Corporation
Portfolio

Dreyfus Investment Portfolios, Technology Growth               Service            The Dreyfus Corporation
Portfolio

Dreyfus Variable Investment Fund, Appreciation Portfolio       Service            The Dreyfus Corporation

Fidelity VIP Asset Manager Portfolio                           Initial            Fidelity(R) Management & Research Company

Fidelity VIP Contrafund Portfolio                              Initial            Fidelity(R) Management & Research Company

Fidelity VIP Equity-Income Portfolio                           Initial            Fidelity(R) Management & Research Company

Fidelity VIP Freedom 2005 Portfolio                            Initial            Strategic Advisers(R)

Fidelity VIP Freedom 2010 Portfolio                            Initial            Strategic Advisers(R)

Fidelity VIP Freedom 2015 Portfolio                            Initial            Strategic Advisers(R)

Fidelity VIP Freedom 2020 Portfolio                            Initial            Strategic Advisers(R)

Fidelity VIP Freedom 2025 Portfolio                            Initial            Strategic Advisers(R)

Fidelity VIP Freedom 2030 Portfolio                            Initial            Strategic Advisers(R)

Fidelity VIP Freedom Income Portfolio                          Initial            Strategic Advisers(R)

Fidelity VIP Growth Portfolio                                  Initial            Fidelity(R) Management & Research Company

Fidelity VIP High Income Portfolio                             Initial            Fidelity(R) Management & Research Company

Fidelity VIP Index 500 Portfolio                               Initial            Fidelity(R) Management & Research Company

Fidelity VIP Mid Cap Portfolio                                 Service 2          Fidelity(R) Management & Research Company

Fidelity VIP Overseas Portfolio                                Initial            Fidelity(R) Management & Research Company

Franklin Founding Funds Allocation VIP Fund                    1                  Franklin Templeton Services, LLC

Franklin Small Cap Value VIP Fund                              1                  Franklin Advisory Services, LLC

Goldman Sachs VIT Money Market Fund                            Service            Goldman Sachs Asset Management, L.P.

Invesco V.I. Core Equity Fund                                  Series II          Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund                         Series I           Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund                           Series I           Invesco Advisers, Inc.

Invesco V.I. Global Real Estate Fund                           Series I           Invesco Advisers, Inc.

Invesco V.I. High Yield Fund                                   Series I           Invesco Advisers, Inc.

Invesco V.I. International Growth Fund                         Series II          Invesco Advisers, Inc.

Invesco V.I. Managed Volatility Fund                           Series I           Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund                               Series I           Invesco Advisers, Inc.

Janus Aspen Flexible Bond Portfolio                            Institutional      Janus Capital Management LLC

Janus Aspen Forty Portfolio                                    Institutional      Janus Capital Management LLC

Janus Aspen Global Research Portfolio                          Institutional      Janus Capital Management LLC

Janus Aspen Overseas Portfolio                                 Service            Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value Portfolio                    Service            Janus Capital Management LLC


INVESTMENT ACCOUNT AND                                    CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                              IF ANY               INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Growth Portfolio             Service              Neuberger Berman Management LLC

Neuberger Berman Mid Cap Intrinsic Value Portfolio        I                    Neuberger Berman Management LLC

Neuberger Berman Short Duration Bond Portfolio            I                    Neuberger Berman Management LLC

OneAmerica Asset Director Portfolio                       O                    OneAmerica Asset Management, LLC

OneAmerica Investment Grade Bond Portfolio                O                    OneAmerica Asset Management, LLC

OneAmerica Value Portfolio                                O                    OneAmerica Asset Management, LLC

Pioneer Emerging Markets VCT Portfolio                    I                    Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio                       II                   Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio                                I                    Pioneer Investment Management, Inc.

Pioneer Select Mid Cap Growth VCT Portfolio               I                    Pioneer Investment Management, Inc.

Royce Capital Small-Cap Portfolio                         Investor             Royce & Associates, LLC

T. Rowe Price Blue Chip Growth Portfolio                                       T. Rowe Price Associates

T. Rowe Price Equity Income Portfolio                                          T. Rowe Price Associates

T. Rowe Price Limited-Term Bond Portfolio                                      T. Rowe Price Associates

T. Rowe Price Mid-Cap Growth Portfolio                                         T. Rowe Price Associates

Templeton Foreign VIP Fund                                2                    Franklin Advisory Services, LLC

Templeton Global Bond VIP Fund                            1                    Franklin Templeton Services, LLC

Timothy Plan Conservative Growth Variable                                      Timothy Partners, Ltd.

Timothy Plan Strategic Growth Variable                                         Timothy Partners, Ltd.

TOPS Managed Risk Balanced ETF Portfolio                  2                    ValMark Advisers, Inc.

TOPS Managed Risk Growth ETF Portfolio                    2                    ValMark Advisers, Inc.

TOPS Managed Risk Moderate Growth ETF Portfolio           2                    ValMark Advisers, Inc.

Vanguard VIF Diversified Value Portfolio                                       Barrow, Hanley, Mewhinney & Strauss LLC

Vanguard VIF Mid-Cap Index Portfolio                                           Vanguard(R) Group

Vanguard VIF Small Company Growth Portfolio                                    Granahan Investment Management, Inc. &
                                                                               Vanguard(R) Group

Vanguard VIF Total Bond Market Index Portfolio                                 Vanguard(R) Group





Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one (1) of several Fixed Accounts which are part of AUL's General Account. The Contracts offer a Non-Market Value Adjusted ("Non-MVA") Fixed Account. The Non-MVA Fixed Account(s) may not be available in all states.


MARKET VALUE ADJUSTED FIXED ACCOUNTS

Market Value Adjusted ("MVA") Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit to the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-MVA Fixed Account where the Non-MVA Fixed Account is approved by the state. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. THE NON- MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.


PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum annual Premium is $1,000. The minimum First (1st) Year Premium is $1,000. The Contract Owner must deposit $5,000 by the fifth (5th) policy anniversary. See "Premiums under the Contracts."


RIGHT TO EXAMINE

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408(A), (if returned within seven (7) days of receipt).


TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Transfers in excess of twenty-four (24) within any Contract Year may result in a $25 charge to the Contract Owner per transfer.


CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


DISTRIBUTIONS


WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $250.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

With any of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

See the "Guaranteed Minimum Withdrawal Benefit Rider" section for more information about these riders.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


LOAN PRIVILEGES

Prior to the Annuity date, the owner of a qualified Contract under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender. LOAN PRIVILEGES, WITH THE EXCEPTION OF NON-ERISA 403(b) PLANS, ARE NOT ALLOWED FOR ANY CONTRACTS APPLIED FOR ON OR AFTER MAY 1, 2011.


THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."


DOLLAR COST AVERAGING PROGRAM


At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the Goldman Sachs VIT Money Market Fund ("GSMMF") into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the GSMMF to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the GSMMF. For further information, see the explanation under "Dollar Cost Averaging Program."



PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.


EXTRA CREDIT PREMIUM RIDER

The Extra Credit Premium Rider, if selected, offers a credit of 3 percent, 5 percent or 6 percent of the total First (1st) Year Premium payments (the "Credit"). There is a separate charge for this rider. If an Owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the Owner makes a premium payment within the first twelve (12) months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for these riders. See "Extra Credit Premium Rider" below for more detail regarding the riders.


PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change, and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will be automatically updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change, and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider(s) will automatically terminate.


OTHER OPTIONAL BENEFIT RIDERS

AUL offers other optional benefit riders with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider, a Withdrawal Charge Reduction Rider, an Earnings Benefit Rider, an Enhanced Earnings Benefit Rider, a Guaranteed Minimum Annuitization Benefit Rider or a Guaranteed Return of Premium Rider. In addition, the Guaranteed Minimum Withdrawal Benefit Rider may be added at issue. For Contract Owners that purchased this Contract during the calendar years 2006 and 2007, the

Guaranteed Minimum Withdrawal Benefit Rider may be added after issue during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL.

Some of these riders are not available in all states, and there is no guaranty that all riders will be available in all states in the future. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries, to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.





                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


CONTRACT OWNER TRANSACTION EXPENSES


 DEFERRED SALES LOAD (AS A PERCENTAGE OF FIRST YEAR PREMIUM SURRENDERED; ALSO
                  REFERRED TO AS A "WITHDRAWAL CHARGE")(1)


                CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                          1           2            3           4           5          6           7          8 or more
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                             7%          6%           5%          4%         3%          2%          1%             0%
Flexible Premium Contracts with
the Withdrawal Charge Reduction
Rider (optional)                      7%          6%           5%          4%         3%          0%          0%             0%

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Account Value as of the first withdrawal, in the first Contract year, and 12 percent of the Account Value as of the most-recent Contract Anniversary thereafter. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses. The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.


ANNUAL CONTRACT FEE
Maximum Annual Contract fee for Contracts with less than $20,000                                                         $     50
Maximum Annual Contract fee for Contracts $20,000 or greater but less than $50,000                                       $     30
Maximum Annual Contract fee for Contracts $50,000 or greater                                                             $      0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)
Administrative Fee(2)                                                                                                         0.15%
Standard Individual Deferred Variable Annuity(2)
Mortality and expense risk fee                                                                                                1.15%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)
Enhanced Death Benefit Rider(2)                                                                                               0.15%
Earnings Benefit Rider(3)                                                                                                     0.30%
Enhanced Earnings Benefit Rider(3)                                                                                            0.40%
Guaranteed Minimum Annuitization Benefit(2)(5)                                                                                0.40%
Guaranteed Return of Premium Rider(2)(5)                                                                                      0.40%
3% Extra Credit Premium Rider(3)                                                                                              0.55%
5% Extra Credit Premium Rider(3)                                                                                              0.65%
6% Extra Credit Premium Rider(3)                                                                                              0.75%
Maximum Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                            1.15%
Maximum Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                   1.45%
Withdrawal Charge Reduction Rider(3)                                                                                          0.30%
Optional Fees
Transfer fee per transfer for transfers in excess of 24 in a Contract Year                                               $     25

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s). Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account(s).

(4) The charge will be assessed monthly against the greater of the Account Value and the Benefit Base.

(5) These riders are no longer available for Contracts applied for on or after February 2, 2009 and may not be purchased at the time the Contract is issued or at any time after issue for any Contracts applied for on or after February 2, 2009.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                        MINIMUM                 MAXIMUM
----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                   0.10%                   2.05%




EXAMPLE



The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If you surrender your contract at the end of the applicable time period:



                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $122.66     $218.05     $312.57      $529.23



(2) If you annuitize at the end of the applicable time period:



                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $122.66     $218.05     $312.57      $529.23



(3) If you do not surrender your contract:



                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $57.36      $171.41     $284.58      $529.23



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2006 through December 31, 2015. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2015. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio - A Class
    2015                                             $  4.19                       $  4.05                          18,698
    2014                                                4.29                          4.19                          22,958
    2013                                                3.83                          4.29                          36,416
    2012                                                3.36                          3.83                          26,811
    2011                                                4.04                          3.36                          38,294
    2010                                                3.63                          4.04                          40,747
    2009                                                2.63                          3.63                          18,953
    2008                                                5.00 (05/01/2008)             2.63                           1,119

AB VPS International Value Portfolio - A Class
    2015                                             $  3.34                       $  3.38                          16,469
    2014                                                3.61                          3.34                          26,217
    2013                                                2.97                          3.61                          42,235
    2012                                                2.63                          2.97                          29,648
    2011                                                3.30                          2.63                          50,111
    2010                                                3.20                          3.30                       2,985,923
    2009                                                2.40                          3.20                       2,872,840
    2008                                                5.00 (05/01/2008)             2.40                       6,049,192

AB VPS Small/Mid Cap Value Portfolio - A Class
    2015                                             $  8.72                       $  8.14                          56,516
    2014                                                8.09                          8.72                          74,284
    2013                                                5.94                          8.09                       1,809,519
    2012                                                5.07                          5.94                       2,124,748
    2011                                                5.60                          5.07                       2,336,910
    2010                                                4.47                          5.60                       2,600,147
    2009                                                3.17                          4.47                       3,201,625
    2008                                                5.00 (05/01/2008)             3.17                       2,901,047



* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio - I-2 Class
    2015                                              $ 12.75                      $ 12.80                         211,371
    2014                                                11.63                        12.75                         227,406
    2013                                                 8.73                        11.63                         293,482
    2012                                                 8.05                         8.73                         438,863
    2011                                                 8.18                         8.05                         496,289
    2010                                                 7.31                         8.18                         564,419
    2009                                                 5.02                         7.31                         651,076
    2008                                                 9.44                         5.02                         740,018
    2007                                                 7.97                         9.44                         893,572
    2006                                                 7.68                         7.97                       1,041,617

Alger Small Cap Growth Portfolio - I-2 Class
    2015                                              $ 16.69                      $ 15.93                          70,096
    2014                                                16.84                        16.69                          84,921
    2013                                                12.70                        16.84                         900,309
    2012                                                11.44                        12.70                         862,650
    2011                                                11.97                        11.44                       1,018,102
    2010                                                 9.68                        11.97                       1,392,857
    2009                                                 6.74                         9.68                       1,624,548
    2008                                                12.79                         6.74                       1,566,023
    2007                                                 4.59                        12.79                       2,475,151
    2006                                                 9.33                         4.59                         764,475

American Century VP Capital Appreciation Fund - I Class
    2015                                              $  5.41                      $  5.44                         165,337
    2014                                                 5.00 (04/17/2014)            5.41                         109,565

American Century VP Income & Growth Fund - I Class
    2015                                              $ 12.21                      $ 11.37                       4,027,202
    2014                                                10.99                        12.21                       4,189,129
    2013                                                 8.20                        10.99                         151,890
    2012                                                 7.24                         8.20                         174,817
    2011                                                 7.11                         7.24                         224,093
    2010                                                 6.31                         7.11                         246,797
    2009                                                 5.41                         6.31                         293,926
    2008                                                 8.39                         5.41                         391,777
    2007                                                 8.50                         8.39                       2,521,487
    2006                                                 7.36                         8.50                       4,640,391

American Century VP International Fund - I Class
    2015                                              $ 10.55                      $ 10.49                       2,220,082
    2014                                                11.31                        10.55                       2,492,213
    2013                                                 9.36                        11.31                         526,831
    2012                                                 7.83                         9.36                         575,878
    2011                                                 9.01                         7.83                         645,328
    2010                                                 8.06                         9.01                         764,483
    2009                                                 6.10                         8.06                         811,611
    2008                                                11.21                         6.10                       1,818,041
    2007                                                 9.62                        11.21                       4,999,368
    2006                                                 7.79                         9.62                       1,846,697



* All Investment Accounts represent Band B units.

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund - II Class
    2015                                          $ 12.66                       $ 12.30                          30,739
    2014                                            11.04                         12.66                          26,678
    2013                                             8.61                         11.04                          16,779
    2012                                             7.50                          8.61                          14,230
    2011                                             7.67                          7.50                          14,453
    2010                                             6.53                          7.67                           9,652
    2009                                             5.00 (05/01/2009)             6.53                           3,745

American Century VP Ultra Fund - I Class
    2015                                          $  9.07                       $  9.51                          28,798
    2014                                             8.35                          9.07                          29,989
    2013                                             6.17                          8.35                          32,028
    2012                                             5.49                          6.17                          34,209
    2011                                             5.50                          5.49                          51,307
    2010                                             4.80                          5.50                          35,694
    2009                                             3.62                          4.80                          26,015
    2008                                             6.26                          3.62                          25,537
    2007                                             5.24                          6.26                          30,290
    2006                                             5.50                          5.24                          17,691

Calvert VP SRI Mid Cap Growth Portfolio
    2015                                          $ 13.31                       $ 12.71                          41,705
    2014                                            12.48                         13.31                          46,724
    2013                                             9.73                         12.48                          54,164
    2012                                             8.45                          9.73                          38,846
    2011                                             8.36                          8.45                          41,280
    2010                                             6.44                          8.36                          66,965
    2009                                             4.94                          6.44                          41,638
    2008                                             7.97                          4.94                          56,392
    2007                                             7.33                          7.97                          66,410
    2006                                             6.95                          7.33                          57,606

Columbia Variable Portfolio - Small Cap Value Fund - 1 Class
    2015                                          $  7.89                       $  7.31                          62,530
    2014                                             7.74                          7.89                          65,107
    2013                                             5.84                          7.74                          83,269
    2012                                             5.31                          5.84                       2,227,352
    2011                                             5.72                          5.31                       2,683,939
    2010                                             4.57                          5.72                       2,995,551
    2009                                             3.70                          4.57                       3,456,956
    2008                                             5.00 (05/01/2008)             3.70                       3,379,716

Columbia Variable Portfolio - US Government Mortgage Fund - 1 Class
    2015                                          $  5.09                       $  5.09                          16,618
    2014                                             4.87                          5.09                           5,464
    2013                                             5.02                          4.87                           3,955
    2012                                             5.00                          5.02                           3,366
    2011                                             5.00 (04/28/2011)             5.00                           7,214



* All Investment Accounts represent Band B units.

                                                                               ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                               ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio - Service Class
    2015                                              $ 12.93                       $ 12.46                          3,451
    2014                                                12.46                         12.93                          5,944
    2013                                                 8.97                         12.46                         21,976
    2012                                                 7.85                          8.97                          2,270
    2011                                                 7.91                          7.85                          2,540
    2010                                                 6.37                          7.91                          2,536
    2009                                                 5.00 (05/01/2009)             6.37                              0

Dreyfus Investment Portfolios, Technology Growth Portfolio - Service Class
    2015                                              $  9.89                       $ 10.34                         50,249
    2014                                                 9.40                          9.89                         48,099
    2013                                                 7.19                          9.40                         50,031
    2012                                                 6.32                          7.19                         57,537
    2011                                                 6.96                          6.32                         69,594
    2010                                                 5.44                          6.96                         77,445
    2009                                                 3.51                          5.44                         43,581
    2008                                                 6.05                          3.51                         34,908
    2007                                                 5.35                          6.05                         30,287
    2006                                                 5.21                          5.35                         14,498

Dreyfus Variable Investment Fund, Appreciation Portfolio - Service Class
    2015                                              $  9.03                       $  8.67                         28,298
    2014                                                 8.49                          9.03                         37,430
    2013                                                 7.12                          8.49                         34,718
    2012                                                 6.55                          7.12                         41,932
    2011                                                 6.10                          6.55                         41,762
    2010                                                 5.37                          6.10                         32,305
    2009                                                 4.45                          5.37                         31,937
    2008                                                 6.42                          4.45                         33,608
    2007                                                 6.08                          6.42                         45,172
    2006                                                 5.30                          6.08                         47,114

Fidelity VIP Asset Manager Portfolio - Initial Class
    2015                                              $  9.69                       $  9.58                        183,391
    2014                                                 9.27                          9.69                        206,453
    2013                                                 8.12                          9.27                        244,929
    2012                                                 7.31                          8.12                        266,210
    2011                                                 7.60                          7.31                        313,648
    2010                                                 6.74                          7.60                        346,374
    2009                                                 5.29                          6.74                        371,358
    2008                                                 7.52                          5.29                        422,457
    2007                                                 6.60                          7.52                        441,651
    2006                                                 6.23                          6.60                        503,712

Fidelity VIP Contrafund Portfolio - Initial Class
    2015                                              $ 14.87                       $ 14.77                        727,736
    2014                                                13.45                         14.87                        834,481
    2013                                                10.38                         13.45                        999,756
    2012                                                 9.04                         10.38                      1,266,554
    2011                                                 9.39                          9.04                      1,514,354
    2010                                                 8.12                          9.39                      1,766,652
    2009                                                 6.06                          8.12                      1,930,167
    2008                                                10.68                          6.06                      2,179,481
    2007                                                 9.20                         10.68                      2,589,952
    2006                                                 8.34                          9.20                      2,785,199



* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class
    2015                                             $ 11.40                      $ 10.80                        268,402
    2014                                               10.62                        11.40                        337,486
    2013                                                8.40                        10.62                        367,940
    2012                                                7.25                         8.40                        379,655
    2011                                                7.28                         7.25                        461,356
    2010                                                6.40                         7.28                        530,232
    2009                                                4.98                         6.40                        625,388
    2008                                                8.80                         4.98                      5,008,462
    2007                                                8.78                         8.80                      3,731,621
    2006                                                7.40                         8.78                      3,690,644

Fidelity VIP Freedom 2005 Portfolio - Initial Class
    2015                                             $  7.34                      $  7.23                            418
    2014                                                7.13                         7.34                            422
    2013                                                6.58                         7.13                            425
    2012                                                6.09                         6.58                            427
    2011                                                6.15                         6.09                          1,369
    2010                                                5.60                         6.15                         19,293
    2009                                                4.61                         5.60                         23,026
    2008                                                6.13                         4.61                         21,512
    2007                                                5.72                         6.13                         30,266
    2006                                                5.26                         5.72                         32,893

Fidelity VIP Freedom 2010 Portfolio - Initial Class
    2015                                             $  7.84                      $  7.72                         12,106
    2014                                                7.60                         7.84                         15,630
    2013                                                6.79                         7.60                         28,693
    2012                                                6.15                         6.79                         49,386
    2011                                                6.24                         6.15                         66,953
    2010                                                5.60                         6.24                         58,782
    2009                                                4.56                         5.60                         40,875
    2008                                                6.17                         4.56                        115,634
    2007                                                5.75                         6.17                          8,594
    2006                                                5.35                         5.75                          5,698

Fidelity VIP Freedom 2015 Portfolio - Initial Class
    2015                                             $  8.05                      $  7.92                         28,820
    2014                                                7.79                         8.05                         44,775
    2013                                                6.90                         7.79                         45,417
    2012                                                6.22                         6.90                         54,332
    2011                                                6.33                         6.22                         78,229
    2010                                                5.67                         6.33                         79,502
    2009                                                4.58                         5.67                         65,553
    2008                                                6.36                         4.58                         18,228
    2007                                                5.90                         6.36                         10,060
    2006                                                5.35                         5.90                          7,785



* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Initial Class
    2015                                             $  8.10                      $  7.97                       113,273
    2014                                                7.82                         8.10                       117,350
    2013                                                6.83                         7.82                       122,392
    2012                                                6.11                         6.83                        99,822
    2011                                                6.25                         6.11                       127,280
    2010                                                5.53                         6.25                        79,375
    2009                                                4.34                         5.53                        91,304
    2008                                                6.53                         4.34                        87,762
    2007                                                6.00                         6.53                       147,757
    2006                                                5.43                         6.00                        11,071

Fidelity VIP Freedom 2025 Portfolio - Initial Class
    2015                                             $  8.51                      $  8.39                        56,958
    2014                                                8.21                         8.51                        74,640
    2013                                                6.93                         8.21                        78,140
    2012                                                6.10                         6.93                        88,342
    2011                                                6.32                         6.10                        53,394
    2010                                                5.53                         6.32                        99,186
    2009                                                4.30                         5.53                        97,636
    2008                                                6.62                         4.30                        60,361
    2007                                                6.07                         6.62                        44,578
    2006                                                5.44                         6.07                        39,791

Fidelity VIP Freedom 2030 Portfolio - Initial Class
    2015                                             $  8.41                      $  8.29                        85,406
    2014                                                8.12                         8.41                        93,435
    2013                                                6.76                         8.12                        90,135
    2012                                                5.93                         6.76                        89,046
    2011                                                6.17                         5.93                        58,422
    2010                                                5.38                         6.17                        45,952
    2009                                                4.14                         5.38                        40,149
    2008                                                6.77                         4.14                        19,131
    2007                                                6.16                         6.77                        13,276
    2006                                                5.52                         6.16                         8,605

Fidelity VIP Freedom Income Portfolio - Initial Class
    2015                                             $  6.82                      $  6.71                         9,398
    2014                                                6.66                         6.82                        17,707
    2013                                                6.39                         6.66                        19,170
    2012                                                6.08                         6.39                        57,651
    2011                                                6.06                         6.08                        47,752
    2010                                                5.71                         6.06                        60,207
    2009                                                5.03                         5.71                       128,761
    2008                                                5.69                         5.03                       189,958
    2007                                                5.43                         5.69                       201,066
    2006                                                5.10                         5.43                        74,135



* All Investment Accounts represent Band B units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                               ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                            AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class
    2015                                              $  12.38                       $ 13.09                        206,448
    2014                                                 11.26                         12.38                        248,453
    2013                                                  8.37                         11.26                        268,458
    2012                                                  7.39                          8.37                        337,376
    2011                                                  7.48                          7.39                        383,242
    2010                                                  6.10                          7.48                        427,291
    2009                                                  4.82                          6.10                        476,834
    2008                                                  9.24                          4.82                        520,350
    2007                                                  7.37                          9.24                        567,086
    2006                                                  6.99                          7.37                        728,255

Fidelity VIP High Income Portfolio - Initial Class
    2015                                              $  10.97                       $ 10.43                        205,458
    2014                                                 10.98                         10.97                        245,829
    2013                                                 10.50                         10.98                        270,430
    2012                                                  9.32                         10.50                        356,223
    2011                                                  9.07                          9.32                        263,472
    2010                                                  8.07                          9.07                        308,390
    2009                                                  5.68                          8.07                        345,424
    2008                                                  7.67                          5.68                        354,653
    2007                                                  7.56                          7.67                        503,704
    2006                                                  6.89                          7.56                        541,451

Fidelity VIP Index 500 Portfolio - Initial Class
    2015                                              $  12.68                       $ 12.68                        590,445
    2014                                                 11.31                         12.68                        706,343
    2013                                                  8.66                         11.31                      3,394,441
    2012                                                  7.57                          8.66                      3,971,054
    2011                                                  7.52                          7.57                      5,052,900
    2010                                                  6.62                          7.52                      5,963,862
    2009                                                  5.30                          6.62                      6,570,984
    2008                                                  8.52                          5.30                      7,276,004
    2007                                                  8.19                          8.52                      6,592,076
    2006                                                  7.17                          8.19                      5,414,600

Fidelity VIP Mid Cap Portfolio - Service 2 Class
    2015                                              $  11.42                       $ 11.09                         44,664
    2014                                                 10.91                         11.42                         55,589
    2013                                                  8.14                         10.91                      1,015,538
    2012                                                  7.19                          8.14                      1,141,604
    2011                                                  8.18                          7.19                      1,697,328
    2010                                                  6.44                          8.18                      1,876,680
    2009                                                  5.00 (05/01/2009)             6.44                      2,185,760

Fidelity VIP Overseas Portfolio - Initial Class
    2015                                              $  11.08                       $ 11.34                        169,052
    2014                                                 12.22                         11.08                        181,981
    2013                                                  9.49                         12.22                        202,043
    2012                                                  7.96                          9.49                        236,960
    2011                                                  9.74                          7.96                        313,261
    2010                                                  8.72                          9.74                        370,816
    2009                                                  6.98                          8.72                        430,012
    2008                                                 12.59                          6.98                      2,765,591
    2007                                                 10.87                         12.59                      2,894,507
    2006                                                  9.33                         10.87                      3,583,975



* All Investment Accounts represent Band B units.

                                                                               ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Franklin Founding Funds Allocation VIP Fund - 1 Class
    2015                                             $   6.50                       $  6.03                         51,087
    2014                                                 6.39                          6.50                         54,660
    2013                                                 5.21                          6.39                         50,439
    2012                                                 4.57                          5.21                         66,005
    2011                                                 4.69                          4.57                         71,255
    2010                                                 4.29                          4.69                         60,032
    2009                                                 3.33                          4.29                         24,634
    2008                                                 5.00 (05/01/2008)             3.33                          1,638

Franklin Small Cap Value VIP Fund - 1 Class
    2015                                             $   8.04                       $  7.37                      1,193,060
    2014                                                 8.07                          8.04                      1,610,245
    2013                                                 5.99                          8.07                      1,850,774
    2012                                                 5.11                          5.99                         37,318
    2011                                                 5.37                          5.11                         44,422
    2010                                                 4.23                          5.37                         48,430
    2009                                                 3.31                          4.23                          5,175
    2008                                                 5.00 (05/01/2008)             3.31                         10,045

Goldman Sachs VIT Money Market Fund - Service Class
    2015                                             $   5.00 (11/20/2015)          $  5.00                      4,060,389

Invesco V.I. Core Equity Fund - Series II Class
    2015                                             $   9.97                       $  9.25                          1,898
    2014                                                 9.37                          9.97                          6,085
    2013                                                 7.36                          9.37                          1,623
    2012                                                 6.56                          7.36                          1,751
    2011                                                 6.67                          6.56                          1,759
    2010                                                 6.18                          6.67                          1,668
    2009                                                 5.00 (05/01/2009)             6.18                            576

Invesco V.I. Diversified Dividend Fund - Series I Class
    2015                                             $   7.72                       $  7.78                         17,077
    2014                                                 6.93                          7.72                         28,099
    2013                                                 5.36                          6.93                         34,584
    2012                                                 4.57                          5.36                         57,934
    2011                                                 5.00 (04/28/2011)             4.57                            417

Invesco V.I. Global Health Care Fund - Series I Class
    2015                                             $  15.18                       $ 15.46                         96,446
    2014                                                12.85                         15.18                         57,167
    2013                                                 9.27                         12.85                         48,386
    2012                                                 7.77                          9.27                         37,378
    2011                                                 7.57                          7.77                         45,760
    2010                                                 7.28                          7.57                         47,140
    2009                                                 5.78                          7.28                         56,879
    2008                                                 8.20                          5.78                         84,620
    2007                                                 7.43                          8.20                         66,396
    2006                                                 7.15                          7.43                         80,871



* All Investment Accounts represent Band B units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                 PERIOD                  AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund - Series I Class
    2015                                              $ 15.06                       $  14.64                      1,676,511
    2014                                                13.31                          15.06                      1,956,318
    2013                                                13.13                          13.31                      1,266,950
    2012                                                10.38                          13.13                      1,405,868
    2011                                                11.25                          10.38                      1,640,604
    2010                                                 9.70                          11.25                      1,889,772
    2009                                                 7.47                           9.70                      2,150,201
    2008                                                13.67                           7.47                      1,821,289
    2007                                                14.66                          13.67                        287,652
    2006                                                10.42                          14.66                        267,266

Invesco V.I. High Yield Fund - Series I Class
    2015                                              $  9.05                       $   8.65                      1,040,401
    2014                                                 9.01                           9.05                      1,525,845
    2013                                                 8.53                           9.01                      1,487,161
    2012                                                 7.37                           8.53                      1,248,139
    2011                                                 7.40                           7.37                      1,743,482
    2010                                                 6.60                           7.40                      2,309,418
    2009                                                 4.38                           6.60                      2,527,195
    2008                                                 5.97                           4.38                      2,688,173
    2007                                                 5.97                           5.97                      2,219,014
    2006                                                 5.46                           5.97                      1,501,961

Invesco V.I. International Growth Fund - Series II Class
    2015                                              $  8.88                       $   8.53                         54,823
    2014                                                 8.99                           8.88                         71,972
    2013                                                 7.67                           8.99                      3,887,462
    2012                                                 6.74                           7.67                      4,266,164
    2011                                                 7.34                           6.74                      3,440,332
    2010                                                 6.60                           7.34                      3,411,729
    2009                                                 5.00 (05/01/2009)              6.60                      3,537,630

Invesco V.I. Managed Volatility Fund - Series I Class
    2015                                              $ 14.62                       $  14.12                        135,934
    2014                                                12.29                          14.62                        162,754
    2013                                                11.24                          12.29                        156,355
    2012                                                10.99                          11.24                        148,352
    2011                                                 9.56                          10.99                        144,552
    2010                                                 9.11                           9.56                        167,807
    2009                                                 8.03                           9.11                        199,293
    2008                                                12.03                           8.03                        301,318
    2007                                                10.10                          12.03                        347,966
    2006                                                 8.16                          10.10                        338,949

Invesco V.I. Mid Cap Growth Fund - Series I Class
    2015                                              $  7.12                       $   7.12                         19,774
    2014                                                 6.68                           7.12                         36,064
    2013                                                 4.94                           6.68                         38,012
    2012                                                 5.00 (04/12/2012)              4.94                         58,591



* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio - Institutional Class
    2015                                             $  8.46                       $  8.37                     4,984,014
    2014                                                8.16                          8.46                     5,933,310
    2013                                                8.28                          8.16                     7,909,772
    2012                                                7.75                          8.28                     8,298,392
    2011                                                7.35                          7.75                     9,965,511
    2010                                                6.90                          7.35                    10,745,327
    2009                                                6.17                          6.90                    10,748,249
    2008                                                5.90                          6.17                    15,904,195
    2007                                                5.58                          5.90                    13,967,365
    2006                                                5.43                          5.58                     5,701,650

Janus Aspen Forty Portfolio - Institutional Class
    2015                                             $  6.50                       $  7.20                        84,124
    2014                                                6.06                          6.50                        80,266
    2013                                                4.68                          6.06                        61,598
    2012                                                3.81                          4.68                        79,811
    2011                                                4.14                          3.81                        82,841
    2010                                                3.93                          4.14                        77,631
    2009                                                2.72                          3.93                        99,684
    2008                                                5.00 (05/01/2008)             2.72                        43,223

Janus Aspen Global Research Portfolio - Institutional Class
    2015                                             $  9.62                       $  9.28                       237,747
    2014                                                9.07                          9.62                       269,542
    2013                                                7.15                          9.07                       349,073
    2012                                                6.04                          7.15                       456,771
    2011                                                7.09                          6.04                       506,154
    2010                                                6.20                          7.09                       600,987
    2009                                                4.56                          6.20                       645,234
    2008                                                8.35                          4.56                       773,970
    2007                                                7.72                          8.35                       892,138
    2006                                                6.61                          7.72                       956,009

Janus Aspen Overseas Portfolio - Service Class
    2015                                             $  6.43                       $  5.79                        32,971
    2014                                                7.41                          6.43                        42,917
    2013                                                6.57                          7.41                        45,468
    2012                                                5.88                          6.57                        55,365
    2011                                                8.81                          5.88                        55,598
    2010                                                7.14                          8.81                        53,989
    2009                                                5.00 (05/01/2009)             7.14                         7,526

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class
    2015                                             $  9.66                       $  9.18                        14,228
    2014                                                9.02                          9.66                        22,256
    2013                                                7.26                          9.02                        21,098
    2012                                                6.64                          7.26                        20,791
    2011                                                6.94                          6.64                        23,480
    2010                                                6.09                          6.94                        22,822
    2009                                                5.00 (05/01/2009)             6.09                         6,283



* All Investment Accounts represent Band B units.

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                       AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Growth Portfolio - Service Class
    2015                                          $ 12.14                       $ 12.10                         89,937
    2014                                            11.46                         12.14                         42,759
    2013                                             8.77                         11.46                         55,521
    2012                                             7.93                          8.77                         42,995
    2011                                             8.01                          7.93                         40,195
    2010                                             6.30                          8.01                         15,461
    2009                                             5.00 (05/01/2009)             6.30                            141

Neuberger Berman Mid Cap Intrinsic Value Portfolio - I Class
    2015                                          $ 15.03                       $ 13.60                         61,097
    2014                                            13.38                         15.03                         67,066
    2013                                             9.89                         13.38                         77,157
    2012                                             8.67                          9.89                         90,680
    2011                                             9.40                          8.67                        103,960
    2010                                             7.54                          9.40                        127,279
    2009                                             5.21                          7.54                        149,256
    2008                                             9.75                          5.21                        151,959
    2007                                             9.56                          9.75                        200,316
    2006                                             8.72                          9.56                        986,858

Neuberger Berman Short Duration Bond Portfolio - I Class
    2015                                          $  5.31                       $  5.25                        121,881
    2014                                             5.35                          5.31                        154,725
    2013                                             5.39                          5.35                        192,947
    2012                                             5.22                          5.39                        200,398
    2011                                             5.27                          5.22                        204,932
    2010                                             5.07                          5.27                        218,374
    2009                                             4.53                          5.07                        229,666
    2008                                             5.30                          4.53                        254,065
    2007                                             5.13                          5.30                      8,974,984
    2006                                             4.99                          5.13                      9,366,289

OneAmerica Asset Director Portfolio - O Class
    2015                                          $ 11.46                       $ 11.00                        972,622
    2014                                            10.67                         11.46                      1,097,888
    2013                                             9.14                         10.67                      1,362,729
    2012                                             8.39                          9.14                      1,866,972
    2011                                             8.43                          8.39                      2,411,533
    2010                                             7.64                          8.43                      3,124,925
    2009                                             6.13                          7.64                      3,824,406
    2008                                             8.33                          6.13                      4,530,843
    2007                                             8.03                          8.33                      5,340,556
    2006                                             7.36                          8.03                      5,435,517

OneAmerica Investment Grade Bond Portfolio - O Class
    2015                                          $  7.46                       $  7.38                      2,406,623
    2014                                             7.17                          7.46                      2,815,692
    2013                                             7.42                          7.17                      4,142,891
    2012                                             7.22                          7.42                      4,991,466
    2011                                             6.81                          7.22                      5,388,182
    2010                                             6.43                          6.81                      5,738,849
    2009                                             5.64                          6.43                      5,627,237
    2008                                             5.77                          5.64                      6,576,848
    2007                                             5.50                          5.77                      6,267,536
    2006                                             5.36                          5.50                      3,295,168



* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
OneAmerica Value Portfolio - O Class
    2015                                             $ 13.17                      $ 12.26                      1,507,285
    2014                                               12.01                        13.17                      1,761,087
    2013                                                9.19                        12.01                      2,127,547
    2012                                                8.22                         9.19                      2,611,976
    2011                                                8.53                         8.22                      3,125,857
    2010                                                7.61                         8.53                      3,676,106
    2009                                                5.91                         7.61                      4,149,662
    2008                                                9.50                         5.91                      4,528,365
    2007                                                9.29                         9.50                      4,989,382
    2006                                                8.29                         9.29                      4,833,234

Pioneer Emerging Markets VCT Portfolio - I Class
    2015                                             $  3.06                      $  2.55                        112,393
    2014                                                3.54                         3.06                        126,049
    2013                                                3.66                         3.54                      2,392,796
    2012                                                3.31                         3.66                      2,229,053
    2011                                                4.38                         3.31                      2,108,860
    2010                                                3.83                         4.38                      2,327,304
    2009                                                2.22                         3.83                      2,564,812
    2008                                                5.00 (05/01/2008)            2.22                      2,139,371

Pioneer Equity Income VCT Portfolio - II Class
    2015                                             $ 11.52                      $ 11.40                          4,189
    2014                                               10.35                        11.52                         13,368
    2013                                                8.14                        10.35                         13,454
    2012                                                7.50                         8.14                          9,277
    2011                                                7.18                         7.50                          7,552
    2010                                                6.10                         7.18                          2,029
    2009                                                5.00 (05/01/2009)            6.10                          1,702

Pioneer Fund VCT Portfolio - I Class
    2015                                             $ 11.14                      $ 10.99                         75,607
    2014                                               10.17                        11.14                        103,911
    2013                                                7.73                        10.17                      2,817,954
    2012                                                7.10                         7.73                      4,241,991
    2011                                                7.52                         7.10                      6,532,165
    2010                                                6.56                         7.52                      7,134,256
    2009                                                5.31                         6.56                      7,612,387
    2008                                                8.19                         5.31                      6,348,954
    2007                                                7.90                         8.19                      4,720,939
    2006                                                6.86                         7.90                        140,177

Pioneer Select Mid Cap Growth VCT Portfolio - I Class
    2015                                             $ 14.81                      $ 14.86                         79,036
    2014                                               13.71                        14.81                         87,437
    2013                                                9.75                        13.71                        111,386
    2012                                                9.23                         9.75                        137,752
    2011                                                9.57                         9.23                        161,642
    2010                                                8.06                         9.57                        198,480
    2009                                                5.65                         8.06                        257,494
    2008                                                8.87                         5.65                        314,555
    2007                                                9.35                         8.87                        429,092
    2006                                                8.97                         9.35                        540,159



* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Royce Capital Small-Cap Portfolio - Investor Class
    2015                                             $  8.02                       $ 6.98                          81,441
    2014                                                7.87                         8.02                          80,794
    2013                                                5.91                         7.87                          87,447
    2012                                                5.33                         5.91                         105,554
    2011                                                5.58                         5.33                         104,733
    2010                                                4.69                         5.58                          76,697
    2009                                                3.51                         4.69                          23,868
    2008                                                5.00 (05/01/2008)            3.51                          16,329

T. Rowe Price Blue Chip Growth Portfolio
    2015                                             $ 10.91                       $11.96                       3,983,541
    2014                                               10.12                        10.91                       5,129,657
    2013                                                7.27                        10.12                       2,799,089
    2012                                                6.22                         7.27                       3,079,342
    2011                                                6.21                         6.22                       3,048,982
    2010                                                5.41                         6.21                       3,236,979
    2009                                                3.85                         5.41                       3,462,915
    2008                                                6.79                         3.85                          94,210
    2007                                                6.10                         6.79                         112,305
    2006                                                5.64                         6.10                          61,867

T. Rowe Price Equity Income Portfolio
    2015                                             $ 11.78                       $10.83                         493,601
    2014                                               11.11                        11.78                         562,332
    2013                                                8.68                        11.11                         672,681
    2012                                                7.51                         8.68                         865,409
    2011                                                7.66                         7.51                       1,075,304
    2010                                                6.75                         7.66                       1,207,389
    2009                                                5.44                         6.75                       1,383,567
    2008                                                8.63                         5.44                       1,569,415
    2007                                                8.46                         8.63                       1,974,573
    2006                                                7.21                         8.46                       3,692,741

T. Rowe Price Limited-Term Bond Portfolio
    2015                                             $  5.99                       $ 5.93                         362,366
    2014                                                6.03                         5.99                         433,565
    2013                                                6.10                         6.03                       9,218,862
    2012                                                6.04                         6.10                       8,770,357
    2011                                                6.02                         6.04                       8,238,909
    2010                                                5.91                         6.02                       8,471,444
    2009                                                5.53                         5.91                       7,801,371
    2008                                                5.52                         5.53                       9,120,643
    2007                                                5.30                         5.52                         898,970
    2006                                                5.16                         5.30                       1,043,543

T. Rowe Price Mid-Cap Growth Portfolio
    2015                                             $ 19.69                       $20.71                         186,289
    2014                                               17.63                        19.69                         184,923
    2013                                               13.07                        17.63                         254,931
    2012                                               11.62                        13.07                         404,477
    2011                                               11.93                        11.62                         491,635
    2010                                                9.43                        11.93                         595,465
    2009                                                6.56                         9.43                         744,041
    2008                                               11.03                         6.56                         898,142
    2007                                                9.51                        11.03                       1,085,576
    2006                                                9.04                         9.51                       1,337,181



* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign VIP Fund - 2 Class
    2015                                             $  7.97                       $  7.36                       3,031,166
    2014                                                9.09                          7.97                       3,120,477
    2013                                                7.49                          9.09                       3,553,758
    2012                                                6.42                          7.49                       4,317,819
    2011                                                7.27                          6.42                       4,135,712
    2010                                                6.80                          7.27                       4,249,225
    2009                                                5.00 (05/01/2009)             6.80                       4,274,645

Templeton Global Bond VIP Fund - 1 Class
    2015                                             $  7.55                       $  7.15                         229,226
    2014                                                7.49                          7.55                         262,794
    2013                                                7.45                          7.49                         292,175
    2012                                                6.54                          7.45                         326,668
    2011                                                6.67                          6.54                         326,381
    2010                                                5.89                          6.67                         233,052
    2009                                                5.01                          5.89                         117,875
    2008                                                5.00 (05/01/2008)             5.01                          53,375

Timothy Plan Conservative Growth Variable
    2015                                             $  7.00                       $  6.71                       2,869,260
    2014                                                6.91                          7.00                       3,502,671
    2013                                                6.36                          6.91                       4,154,313
    2012                                                5.98                          6.36                       5,317,242
    2011                                                5.94                          5.98                       5,499,054
    2010                                                5.35                          5.94                       6,512,534
    2009                                                4.42                          5.35                       7,144,621
    2008                                                6.26                          4.42                       6,447,495
    2007                                                5.83                          6.26                       4,921,446
    2006                                                5.42                          5.83                       3,400,019

Timothy Plan Strategic Growth Variable
    2015                                             $  7.03                       $  6.68                       2,765,247
    2014                                                7.01                          7.03                       3,106,799
    2013                                                6.01                          7.01                       2,986,929
    2012                                                5.47                          6.01                       2,421,935
    2011                                                5.75                          5.47                       3,011,636
    2010                                                5.05                          5.75                       2,600,695
    2009                                                3.95                          5.05                       2,883,638
    2008                                                6.62                          3.95                       2,729,028
    2007                                                6.09                          6.62                       1,716,117
    2006                                                5.62                          6.09                         848,212

TOPS Managed Risk Balanced ETF Portfolio - 2 Class
    2015                                             $  5.02                       $  4.73                          68,692
    2014                                                5.00 (09/26/2014)             5.02                          10,074

TOPS Managed Risk Growth ETF Portfolio - 2 Class
    2015                                             $  5.00                       $  4.48                         127,927
    2014                                                5.00 (09/26/2014)             5.00                          16,780

TOPS Managed Risk Moderate Growth ETF Portfolio - 2 Class
    2015                                             $  5.03                       $  4.65                         394,437
    2014                                                5.00 (09/26/2014)             5.03                          36,290



* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF Diversified Value Portfolio
    2015                                             $  7.54                       $  7.26                         100,578
    2014                                                6.96                          7.54                         117,984
    2013                                                5.45                          6.96                       4,438,715
    2012                                                4.74                          5.45                       4,564,670
    2011                                                4.62                          4.74                       3,051,603
    2010                                                4.28                          4.62                       3,494,340
    2009                                                3.41                          4.28                       3,689,810
    2008                                                5.00 (05/01/2008)             3.41                             678

Vanguard VIF Mid-Cap Index Portfolio
    2015                                             $ 11.24                       $ 10.94                       1,550,088
    2014                                               10.03                         11.24                       1,961,463
    2013                                                7.53                         10.03                       1,680,299
    2012                                                6.59                          7.53                       2,038,120
    2011                                                6.81                          6.59                       2,644,768
    2010                                                5.50                          6.81                       2,712,153
    2009                                                3.97                          5.50                       3,114,274
    2008                                                6.92                          3.97                       3,960,432
    2007                                                6.60                          6.92                       2,616,306
    2006                                                5.88                          6.60                       1,495,129

Vanguard VIF Small Company Growth Portfolio
    2015                                             $ 11.74                       $ 11.27                         753,087
    2014                                               11.51                         11.74                       1,143,827
    2013                                                7.96                         11.51                         119,356
    2012                                                7.03                          7.96                          90,629
    2011                                                7.03                          7.03                         111,909
    2010                                                5.40                          7.03                         104,162
    2009                                                3.93                          5.40                         106,783
    2008                                                6.57                          3.93                          96,004
    2007                                                6.42                          6.57                       1,943,362
    2006                                                5.90                          6.42                          70,417

Vanguard VIF Total Bond Market Index Portfolio
    2015                                             $  6.87                       $  6.81                      11,154,034
    2014                                                6.58                          6.87                      12,638,853
    2013                                                6.82                          6.58                       2,294,342
    2012                                                6.64                          6.82                       3,032,225
    2011                                                6.25                          6.64                       3,550,952
    2010                                                5.94                          6.25                       3,460,843
    2009                                                5.68                          5.94                       3,245,474
    2008                                                5.47                          5.68                         488,288
    2007                                                5.18                          5.47                         257,086
    2006                                                5.03                          5.18                          77,050



* All Investment Accounts represent Band B units.

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



THE VARIABLE ACCOUNT

The AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a Portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AB Variable Products Series Fund, Inc., Alger Portfolios, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Asset Management, Invesco V. I. Funds Trust, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OneAmerica Funds, Inc., Pioneer Variable Contracts Trust (VCT), The Royce Funds, T. Rowe Price Equity Series, Inc., Timothy Plan(R) Portfolio Variable Series, Northern Lights Variable Trust, and Vanguard Variable Insurance Fund, under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.



REVENUE AUL RECEIVES

Under the agreements referred to in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the policies. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.





FUND                                                      OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio - A Class           Seeks long-term growth of capital.

AB VPS International Value Portfolio - A Class            Seeks long-term growth of capital.

AB VPS Small/Mid Cap Value Portfolio - A Class            Seeks long-term growth of capital.

Alger Large Cap Growth Portfolio - I-2 Class              Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio - I-2 Class              Seeks long-term capital appreciation.

American Century VP Capital Appreciation Fund - I Class   Seeks capital growth.

American Century VP Income & Growth Fund - I Class        Seeks capital growth and income as a secondary objective.

American Century VP International Fund - I Class          Seeks capital growth.



FUND                                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund -  II Class            Seeks long-term capital growth and seeks income as a secondary objective.

American Century VP Ultra Fund - I Class                      Seeks long-term capital growth.

Calvert VP SRI Mid Cap Growth Portfolio                       Seeks long-term capital appreciation.

Columbia Variable Portfolio - Small Cap Value Fund - 1 Class  Seeks long-term capital appreciation.

Columbia Variable Portfolio - US Government Mortgage          Seeks high level of current income and safety of principal.
Fund - 1 Class

Dreyfus Investment Portfolios, Small Cap Stock Index          Seeks capital appreciation.
Portfolio - Service Class

Dreyfus Investment Portfolios, Technology Growth              Seeks to match the performance of the S&P Small Cap 600 Index.
Portfolio - Service Class

Dreyfus Variable Investment Fund, Appreciation                Seeks long-term capital growth and seeks current income as a secondary
Portfolio - Service Class                                     objective.

Fidelity VIP Asset Manager Portfolio - Initial Class          Seeks to obtain high total return.

Fidelity VIP Contrafund Portfolio - Initial Class             Seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio - Initial Class          Seeks reasonable income.

Fidelity VIP Freedom 2005 Portfolio - Initial Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2010 Portfolio - Initial Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2015 Portfolio - Initial Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2020 Portfolio - Initial Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2025 Portfolio - Initial Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2030 Portfolio - Initial Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom Income Portfolio - Initial Class         Seeks high total return with a secondary objective of principal preservation.

Fidelity VIP Growth Portfolio - Initial Class                 Seeks capital appreciation.

Fidelity VIP High Income Portfolio - Initial Class            Seeks a high level of current income, while also considering growth of capital.

Fidelity VIP Index 500 Portfolio - Initial Class              Seeks results that correspond to the total return of common stocks that comprise the S&P 500(R).

Fidelity VIP Mid Cap Portfolio - Service 2 Class              Seeks long-term growth of capital.

Fidelity VIP Overseas Portfolio - Initial Class               Seeks long-term capital appreciation.

Franklin Founding Funds Allocation VIP Fund - 1 Class         Seeks capital appreciation and income as a secondary objective.

Franklin Small Cap Value VIP Fund - 1 Class                   Seeks long-term total return.

Goldman Sachs VIT Money Market Fund - Service Class           Seeks to maximize current income with preservation of capital and the maintenance of liquidity.

Invesco V.I. Core Equity Fund - Series II Class               Seeks growth of capital.

Invesco V.I. Diversified Dividend Fund - Series I Class       Seeks current income and long-term growth of income and capital.

Invesco V.I. Global Health Care Fund - Series I Class         Seeks long-term capital growth.

Invesco V.I. Global Real Estate Fund - Series I Class         Seeks high total return.



FUND                                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I Class                 Seeks a high level of current income.

Invesco V.I. International Growth Fund - Series II Class      Seeks long-term capital growth.

Invesco V.I. Managed Volatility Fund - Series I Class         Seeks capital growth and current income.

Invesco V.I. Mid Cap Growth Fund - Series I Class             Seeks long-term growth of capital.

Janus Aspen Flexible Bond Portfolio - Institutional Class     Seeks to obtain maximum total return.

Janus Aspen Forty Portfolio - Institutional Class             Seeks long-term growth of capital.

Janus Aspen Global Research Portfolio - Institutional Class   Seeks long-term capital growth.

Janus Aspen Overseas Portfolio - Service Class                Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class   Seeks capital appreciation.

Neuberger Berman AMT Mid Cap Growth Portfolio - Service       Seeks growth of capital.
Class

Neuberger Berman Mid Cap Intrinsic Value Portfolio - I Class  Seeks growth of capital.

Neuberger Berman Short Duration Bond Portfolio - I Class      Seeks highest available income with a secondary objective of total return.

OneAmerica Asset Director Portfolio - O Class                 Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio - O Class          Seeks a high level of income and seeks capital appreciation as a secondary objective.

OneAmerica Value Portfolio - O Class                          Seeks long-term capital appreciation and seeks current investment income as a secondary objective.

Pioneer Emerging Markets VCT Portfolio - I Class              Seeks long-term growth of capital.

Pioneer Equity Income VCT Portfolio -  II Class               Seeks current income and long-term growth of capital.

Pioneer Fund VCT Portfolio - I Class                          Seeks reasonable income and capital growth.

Pioneer Select Mid Cap Growth VCT Portfolio - I Class         Seeks capital growth.

Royce Capital Small-Cap Portfolio - Investor Class            Seeks long-term growth of capital.

T. Rowe Price Blue Chip Growth Portfolio                      Seeks to provide long-term growth and income as a secondary objective.

T. Rowe Price Equity Income Portfolio                         Seeks high current income and long-term capital growth.

T. Rowe Price Limited-Term Bond Portfolio                     Seeks high level of current income.

T. Rowe Price Mid-Cap Growth Portfolio                        Seeks long-term capital appreciation.

Templeton Foreign VIP Fund - 2 Class                          Seeks long-term growth.

Templeton Global Bond VIP Fund - 1 Class                      Seeks high current income.

Timothy Plan Conservative Growth Variable                     Seeks long-term capital growth.

Timothy Plan Strategic Growth Variable                        Seeks long-term capital growth.

TOPS Managed Risk Balanced ETF Portfolio - 2 Class            Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Portfolio - 2 Class              Seeks capital appreciation with less volatility than the equity market as a whole.

TOPS Managed Risk Moderate Growth ETF Portfolio - 2 Class     Seeks capital appreciation with less volatility than the equity market as a whole.

Vanguard VIF Diversified Value Portfolio                      Seeks long-term capital appreciation and income.

Vanguard VIF Mid-Cap Index Portfolio                          Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Vanguard VIF Small Company Growth Portfolio                   Seeks long-term capital appreciation.

Vanguard VIF Total Bond Market Index Portfolio                Seeks to track the performance of a broad, market-weighted bond index.


                               THE CONTRACTS


GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax-qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under
Section 501(c)(3), and (4) individual retirement accounts or annuities, including those established by an employer as a traditional IRA, simplified employee pension plan or SIMPLE IRA plan under Section 408 or a Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under
Section 457.


         PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD


APPLICATION FOR A CONTRACT

Any person or, in the case of qualified plans, any qualified organization wishing to purchase a Contract must submit an application and an initial Premium to AUL and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency, but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums must total at least $5,000 in the first five (5) Contract Years. Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-qualified Contracts or $30,000 for qualified Contracts, unless otherwise agreed to by AUL.

If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a qualified plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the qualified plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent qualified plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate
Office.


RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408A, (if returned within seven (7) days of receipt).


ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at the Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the Right to Examine Period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the Right to Examine Period. At the end of the Right to Examine Period, AUL transfers the net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.


TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25 for each transfer in excess of twenty-four (24) in any Contract year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some Investment Accounts could result in termination of certain riders.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in the portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, the Owner's trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off and the Owner's limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on that Fund's respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.


For example, assume that a Contract Owner requests that $1,000 per month be transferred from the GSMMF to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.


                   TRANSFER        UNIT            UNITS
     MONTH          AMOUNT         VALUE         PURCHASED
----------------------------------------------------------
       1            $1,000          $20               50
       2            $1,000          $25               40
       3            $1,000          $30           33.333
       4            $1,000          $40               25
       5            $1,000          $35           28.571
       6            $1,000          $30           33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.


Under the DCA Program, the Owner deposits Premiums into the GSMMF and then authorizes AUL to transfer a specific dollar amount from the GSMMF into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the GSMMF to continue the DCA Program, whichever occurs first. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the GSMMF.


Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer.

AUL offers the DCA Program to Contract Owners at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Transfers under the DCA Program will not count toward the twenty-four
(24) free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made, and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most-recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that program.

AUL does not currently charge for the Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable annuity. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by MFIM. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS

Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization Models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Option, in which the Owner is invested, will automatically change, and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying portfolios to incur transactional expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the Models.

As advisor to OneAmerica Funds, Inc., OneAmerica Asset Management, Inc. ("OAM") monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management or strategy or the closure or merger of a portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund portfolios are analyzed by MFIM. Neither AUL nor OAM dictates to MFIM the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AUL and OAM believe their reliance on the work of MFIM to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service, and has the right to terminate or change the Program at any time.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment

Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE


AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. All Investment Accounts were initially set at five dollars ($5). Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.



NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract Owner elected the Withdrawal Charge Reduction Rider. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of Account Value as of the most recent Contract Anniversary, or 12 percent of the Account Value as of the first withdrawal in the first Contract Year.

The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.



                 CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

Contract Year                          1           2            3           4           5          6           7          8 or more
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                             7%          6%           5%          4%         3%          2%          1%             0%
Flexible Premium Contracts with
Withdrawal Charge Reduction Rider     7%          6%           5%          4%         3%          0%          0%             0%

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8 percent of the total Premiums paid. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth (5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8 percent of the total Premiums paid.


MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The charge is currently 1.15 percent of the average annual Account Value.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE

AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on the Owner's amounts in each account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee. The fee is currently $50 for Contracts with Account Values less than $20,000; $30 for Contracts with Account Values $20,000 or greater, but less than $50,000; and, $0 for Contracts with Account Values $50,000 or greater.


ADMINISTRATIVE FEE

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge. The fee is currently 0.15 percent as a percentage of annual Account Value.


RIDER CHARGES

The addition of any rider will result in additional charges that will be deducted proportionately from either the Account Value or only the Variable Account Value.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.15 percent as an equivalent annual percentage of average Variable Account Value.

If the Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.

If the Enhanced Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Account Value.

If the Guaranteed Minimum Annuitization Benefit is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If the Guaranteed Return of Premium Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment

Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.55 percent for the 3% Rider; 0.65 percent for the 5% Rider; and, 0.75 percent for the 6% Rider; all as an equivalent annual percentage of average Account Value.

If the Withdrawal Charge Reduction Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25 is imposed on all transfers in excess of twenty four (24) in a Contract Year.


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Mortality and Expense Risk Charge shall not increase once a Contract has been sold. AUL reserves the right to increase the Mortality and Expense Risk Charge on future Contracts. AUL may increase the annual Contract fee or the administrative fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund or Fund portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.



                                DISTRIBUTIONS


CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine Period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may also take a partial withdrawal or surrender the Annuity during the Annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Net Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative Market Value Adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $250. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any withdrawal charges or applicable Market Value Adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a qualified Contract may receive a loan from the Account Value, subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans. LOAN PRIVILEGES, WITH THE EXCEPTION OF NON-ERISA 403(b) PLANS, ARE NOT ALLOWED FOR ANY CONTRACTS APPLIED FOR ON OR AFTER MAY 1, 2011.

Loans from qualified Contracts are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above. AUL reserves the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or in part if the participant has additional loans from other plans or Contracts.

If a loan has been taken under this Contract, neither of the Guaranteed Minimum Withdrawal Benefit Riders may be selected.


DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the Enhanced Death Benefit Option Rider may not be available in all states at the time of application).

If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the Separate Account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1)  the Account Value less any outstanding loan and accrued interest, or

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest; or

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary .

After the Owner's 86th birthday, the death benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary. Withdrawals will reduce the death benefit on a proportional basis.


DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving Spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or funds a qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth (5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving Spouse, the surviving Spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's Spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's Spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."


ANNUITY PERIOD


GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth
(5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable withdrawal charge.

The Annuity Date is the date chosen for Annuity payments to begin. Such date will be the first (1st) day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL. Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

  1.  An Annuity payout option, and

  2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's Spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options.


FIXED PAYMENT ANNUITY

The payment amount under a fixed payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the fixed payment Annuity table then in effect, after deducting applicable Premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the fixed payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.


VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. ANNUITY UNITS AND PAYMENT AMOUNT - The dollar amount of the first payment is divided by the value of an Annuity unit as of the Annuity Date to establish the number of Annuity units representing each Annuity payment. The number of Annuity units established remains fixed during the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity units by the Annuity unit value for the Valuation Period in which the payment is due.

  2. ASSUMED INVESTMENT RATE - The Assumed Investment Rate (AIR) is the investment rate built into the variable payment Annuity table used to determine the Owner's first Annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level. If the Owner does not select an AIR, the default AIR will be 3 percent.

  3. VALUE OF AN ANNUITY UNIT - The value of an Annuity unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity unit value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the variable payment Annuity table which the Owner selected.

  4. TRANSFERS - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.


PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one (1) sum or according to one (1) of the following options:

  1. INCOME FOR A FIXED PERIOD. Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20).

  2. LIFE ANNUITY. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. SURVIVORSHIP ANNUITY. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL. Contract Proceeds payable in one (1) sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may take a partial withdrawal or surrender the Annuity during the Annuity Period.


SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a qualified plan, the terms of the applicable qualified plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a qualified plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 , and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's Spouse and is more than ten (10) years younger than the Annuitant.



                            THE FIXED ACCOUNT(S)


SUMMARY OF THE FIXED ACCOUNTS

Premiums designated to accumulate on a fixed basis may be allocated to one (1) of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

NON-MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.


MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit to the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a MVA, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No Market Value Adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, plus or minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."


TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested. Transfers in excess of twenty-four (24) transfers within a Contract Year may result in a charge to the Contract Owner equal to $25 per transfer.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract value is allocated to the Variable Account or the Fixed Account(s). The daily Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.



                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with qualified plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's Spouse if the Contract Owner is married, unless the Spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the Spouse.


ASSIGNABILITY

A Contract Owner may not assign, transfer, sell, pledge, charge, encumber or in any way alienate a Contract or any rider or benefit that may be included in a Contract.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex or survival of any person on whose life Annuity payments depend.


MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


OPTIONAL BENEFITS

There are several riders available at the time of application which are described below. Some of these riders are not available in all states. These riders carry their own charges which are described in the Expense Table in this Prospectus. Not all benefits are available in all states or available at issue.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


EARNINGS BENEFIT RIDER

The Earnings Benefit Rider will pay up to 35 percent, depending on the issue age of the Contract Owner, of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the Owner. The gain in the Contract will be calculated as the Account Value less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all Premiums paid). The benefit will be subject to a cap of 250 percent of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.


ENHANCED EARNINGS BENEFIT RIDER

The Enhanced Earnings Benefit Rider will pay 35 percent of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the Owner. The gain in the Contract will be calculated as the death benefit (adjusted for the enhanced death benefit, but not earnings benefit or enhanced earnings benefit) less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all Premiums paid). The Enhanced Earnings Benefit Rider can be added only if the Enhanced Death Benefit Rider has been selected. The benefit will be subject to a cap of 250 percent of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; withdrawals will reduce the death benefit on a proportional basis; or

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

      After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.


EXTRA CREDIT PREMIUM RIDER

In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit additional sums (the "Credit") to the Contract value each time the Contract Owner makes a contribution within the first twelve (12) months after the Contract is issued. The Contract Owner may select a Credit percentage of 3 percent (available only when the Withdrawal Charge Reduction Rider is elected), 5 percent or 6 percent. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

  CONTRACT YEAR      3% CREDIT      5% CREDIT      6% CREDIT
------------------------------------------------------------
        1                 0%              0%             0%
        2                 0%              0%         4.167%
        3                25%          16.67%         16.67%
        4                50%          33.33%         33.33%
        5                75%             50%            50%
        6               100%          66.67%         66.67%
        7               100%          83.33%         83.33%
        8               100%            100%           100%

The Credit is not part of the amount an Owner will receive if he or she returns the Contract, pursuant to the terms of the Right to Examine provision. In addition, all or part of the Credit will be recaptured by AUL if the Owner makes a withdrawal in the first seven (7) Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The gross fund return that is necessary for the Cash Value at the end of seven
(7) years or five (5) years, depending upon whether the Withdrawal Charge Reduction Rider is chosen, to be equal to the amount of consideration paid into the Contract is the break even rate for that particular rider. The break even rate is 2.23 percent for Contracts with a 3% Extra

Credit Premium Rider and the Withdrawal Charge Reduction Rider; 1.50 percent for Contracts with a 5% Extra Credit Premium Rider; and 1.49 percent for Contracts with the 6% Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.


GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized at any time after the tenth (10th) Contract Anniversary, the amount applied to the then-current Annuity table will be the greater of:

  1.  The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account Value is reduced proportionally for any withdrawals. This rider is only available if the certain Models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any Investment Account or Model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy Portfolio, the rider will be terminated automatically.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

These riders are only available if the Portfolio Optimization Program is chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund or the Timothy Plan(R) Strategic Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the riders. These riders may be added after issue only for Owners that purchased this Contract during the calendar years 2006 and 2007 and if the Owner (and Spouse, if applicable) meet the minimum issue requirements for these riders. Further, the right to purchase a Guaranteed Minimum Withdrawal Benefit Rider after issue will only be available during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL. If a Guaranteed Minimum Annuitization Benefit Rider is in force at the time either of these riders are being added, it must be terminated.


GENERAL PROVISIONS OF BOTH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

With either of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

If one (1) of these riders is effective as of the Contract Date, the initial Benefit Base will be equal to the Premiums on the Contract Date. If the rider is elected after the Contract Date, the initial Benefit Base will be equal to the Account Value on the rider effective date.

Thereafter, the Benefit Base will increase by the dollar amount of any additional Premiums. It will also increase on each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup."

The Benefit Base is reduced on a proportional basis by any withdrawal that exceeds the GAWA.

The Benefit Base can never be more than $5,000,000.

The initial GAWA is equal to the Benefit Base immediately prior to the Owner's first withdrawal multiplied by the applicable GAWA Percentage. The GAWA represents the maximum amount that can be taken as a partial withdrawal each Contract Year without reducing the GAWA going forward.

After the date of the Owner's first withdrawal, the GAWA may increase due to additional Premiums, by multiplying the new Benefit Base by the applicable GAWA Percentage. The GAWA may also be increased at each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup." The GAWA is reduced for withdrawals in excess of the GAWA on a proportional basis.

AUTOMATIC ANNUAL STEP-UP. On any Contract Anniversary in which the Account Value is greater than the Benefit Base, an Automatic Annual Step-Up may occur. The Automatic Annual Step-Up will increase the Benefit Base to equal the Account Value on the date of the Step-Up (up to a maximum of $5,000,000). It will also increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on the date that a Step-Up occurs, the charge for the rider selected has changed for new purchasers, the Owner may be subject to the new charge at the time of such Step-Up. The Owner may decline a Step-Up by notifying AUL in writing at least thirty (30) days prior to the Contract Anniversary Date.

If a Step-Up is declined, Automatic Annual Step-Ups will not resume until the Owner notifies AUL in writing that the Owner would like to reinstate the Step-Ups. The Step-Up will resume on the next Contract Anniversary after AUL receives the Owner's request for reinstatement. If the Owner does reinstate the Step-Up and the charge for this rider has changed for new purchasers, the Owner will be subject to the new charge.

5% ROLLUP. On each Contract Anniversary until the earlier of: (a) the date of the Owner's first withdrawal or (b) the tenth (10th) Contract Anniversary following the rider's effective date, the 5% Rollup amount will be equal to the initial Benefit Base on the selected rider's effective date, plus any additional Premiums which are received after the selected rider's effective date, accumulated annually at 5 percent to the Contract Anniversary. On each Contract Anniversary in which the 5% Rollup amount is greater than the Benefit Base, AUL will increase the Benefit Base to equal the 5% Rollup amount (up to a maximum of $5,000,000) and increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on any Contract Anniversary when the Owner is eligible for the 5% Rollup, the Account Value is greater than the 5% Rollup amount, AUL will Step-Up the Benefit Base to equal the Account Value and the 5% Rollup will not apply. If the Owner chooses to decline the Step-Up (as described above under "Automatic Annual Step-Up"), the 5% Rollup will still apply.

The 5% Rollup will not be applicable after the earlier of: (a) the date of the Owner's first withdrawal; or (b) the tenth (10th) Contract Anniversary following the rider's effective date.

Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the GAWA for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year. This applies only in relation to the Required Minimum Distribution based on the value of the Contract.

The Owner must allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models in order to elect and maintain one (1) of these riders.

No loans may be taken against the Account Value as long as one (1) of these riders is in effect.

The charge for the selected rider is shown on the Rider Specifications Page. The charge will be assessed monthly against the greater of the Account Value or the Benefit Base. If a Step-Up occurs, the charge may be increased, but not above the charge then-applicable to new purchasers. If, at the time of a Step-Up, AUL is no longer issuing these riders, the charge may be increased, but not above the maximum charge for the selected rider.

If the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and the rider will terminate and no further benefits will be due under either.

AUL reserves the right to aggregate all OneAmerica partner company Contracts with this benefit.


OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, it is designed to facilitate the continuation of the Owner's rights under this rider by the Owner's Spouse. If the Contract Owner, or first Owner in the case of joint Owners, dies and the Spouse elects to continue the Contract, AUL will continue the rider with respect to all benefits. The surviving Spouse will be the Contract Owner and cannot name a new Contract Owner.

If withdrawals under the rider have commenced, the GAWA will remain the same unless reduced due to a withdrawal in excess of the GAWA. If withdrawals under this rider have not commenced, the GAWA Percentage will be based on the attained age of the surviving Spouse at the time of the first withdrawal.

For purposes of this rider, the Spouse is identified as the Spouse of the Contract Owner at the time of the first withdrawal. If the Spouse is changed after the first withdrawal, the GAWA Percentage will continue based on the ages at the time of the first withdrawal made under the rider.

The payment amount in the Contract Year in which the Account Value is reduced to zero is equal to the remaining GAWA not yet withdrawn in that year. In subsequent Contract Years, the payment amount equals the GAWA in effect as of the date that the Account Value is reduced to zero.

TERMINATION. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice to terminate the rider. The rider will terminate on the next Contract Anniversary Date following receipt of the written request by AUL;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4.  Full surrender of the Contract;

  5. Death of the Contract Owner or the Spouse of the Contract Owner (as defined in this rider) if he/she elects to continue the Contract at the original Contract Owner's death; or

  6.  Annuitization of the Contract.


LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit is selected, the Owner may be eligible to receive a GAWA until the Owner's Death.

The applicable GAWA Percentage is based on the age of the Contract Owner at the time of the first withdrawal.

The applicable GAWA Percentage at the time of the first withdrawal will remain the GAWA Percentage during the remaining life of the rider.

The Benefit Base is reduced on a proportional basis by any withdrawals that exceed the GAWA.

Termination. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice that this rider be terminated. The rider will terminate on the next Contract Anniversary following receipt of the written request;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4.  Full Surrender of the Contract;

  5.  Death of the Contract Owner; or,

  6.  Annuitization of the Contract.


GUARANTEED RETURN OF PREMIUM RIDER

THE GUARANTEED RETURN OF PREMIUM RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If the Owner's Contract is still in force at the end of the tenth (10th) Contract Anniversary, the Owner's Account Value will be adjusted to be the greater of:

  1.  The Account Value at that time, or

  2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

This rider is only available if certain Models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any Model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy portfolio, the rider will be terminated automatically.

Any Credit paid is not premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this rider.


LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

The Long Term Care Facility and Terminal Illness Benefit Rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a Long Term Care Facility or a thirty (30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Corporate Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").


WITHDRAWAL CHARGE REDUCTION RIDER

The Withdrawal Charge Reduction Rider will reduce the withdrawal charge period by two (2) years. The final two (2) years of the withdrawal charge are dropped, and the previous years are consistent with the Withdrawal Charge schedule listed above. See the Expense Table for the annual charge for this rider. This charge will expire at the end of the fifth (5th) Contract year. Only the 3% Extra Credit Premium Rider will be available if the Withdrawal Charge Reduction Rider is elected.

                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS, AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AS, AND SHOULD NOT BE CONSIDERED, TAX ADVICE. THE OWNER SHOULD CONSULT THE OWNER'S TAX ADVISOR.


DIVERSIFICATION STANDARDS

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."


1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.


2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five (5) years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated beneficiary is the Spouse of the Owner, the Contract may be continued in the name of the Spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's Spouse. The endorsement that allows for joint ownership applies to Spouses only.


2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a Spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includible in gross income for prior taxable years with respect to the Contract) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of an immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Annuity Contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) Contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of qualified plans as described under "The Contracts." The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of qualified plans and the use of the Contract therewith:


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.


QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of qualified plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

Periodic distributions (e.g., annuities and installment payments) from a qualified plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a qualified plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible qualified plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.


403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity Contracts and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity Contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity Contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old Contract, provided that the amounts transferred between Contracts meet certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.


401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.



                              OTHER INFORMATION


MIXED AND SHARED FUNDING

The portfolios serve as the underlying investment medium for amounts invested in AUL's Separate Accounts, funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Separate Account investment option that invests in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Separate Account investment option that invests in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract by the total Accumulation Units of all Contracts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Fund for shares already purchased or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant, if allowable by applicable law.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Separate Accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity Contracts and retirement plans under the Internal Revenue Code and regulations issued thereunder or any state statute or regulation.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of StarPoint and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend StarPoint over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter (or any subsidiary) is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of AUL, as of December 31, 2015, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


Description                                                                                                                 Page

GENERAL INFORMATION AND HISTORY..........................................................................................      3
DISTRIBUTION OF CONTRACTS................................................................................................      3
CUSTODY OF ASSETS........................................................................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT...............................................................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...........................................................      4
403(b) Programs..........................................................................................................      5
408 and 408A Programs....................................................................................................      6
457 Programs.............................................................................................................      6
Employee Benefit Plans...................................................................................................      7
Tax Penalty for All Annuity Contracts....................................................................................      8
Withholding for Employee Benefit Plans and Tax-Deferred Annuities........................................................      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................................................................      9
FINANCIAL STATEMENTS.....................................................................................................      9

A Statement of Additional Information may be obtained without charge by calling or writing to AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all Contracts or documents referred to herein.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                    INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                         VARIABLE ANNUITY STARPOINT


                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                      INDIANAPOLIS, INDIANA 46206-0368
                     (800) 537-6442 - www.oneamerica.com


                                 PROSPECTUS



                             Dated: May 1, 2016
--------------------------------------------------------------------------------

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              blank.)

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              blank.)

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable life and variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member of FINRA, SIPC, a wholly-owned subsidiary of AUL.


AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
www.oneamerica.com

(C) 2016 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                          7-15584B     (5/16)

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

STARPOINT--

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY

ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442

                                                                     May 1, 2016

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2016

                          INDIVIDUAL FLEXIBLE PREMIUM
                           DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                         ONE AMERICAN SQUARE, P.O. BOX
                      7127 INDIANAPOLIS, INDIANA 46206-0368
                      (800) 537-6442 - www.oneamerica.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, StarPoint dated May 1, 2016.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.




                               TABLE OF CONTENTS

DESCRIPTION                                                               PAGE
----------------------------------------------------------------------- --------
GENERAL INFORMATION AND HISTORY                                            3
DISTRIBUTION OF CONTRACTS                                                  3
CUSTODY OF ASSETS                                                          3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT                                 3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS          4
  403(b) Programs                                                          5
  408 and 408A Programs                                                    6
  457 Programs                                                             6
  Employee Benefit Plans                                                   7
  Tax Penalty for All Annuity Contracts                                    8
  Withholding for Employee Benefit Plans and Tax-
   Deferred Annuities                                                      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                              9
FINANCIAL STATEMENTS                                                       9

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

       TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $18,000 for 2016. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $53,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,500 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $53,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,000, or (b) 100 percent of the Contract Owner's includible compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income. Special ten (10) year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $53,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and

(c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-FREE DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2015 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2015 are included in this Statement of Additional Information.

[PWC LOGO]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the Board of Directors of American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2015 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 22, 2016

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,697,077   $     5,270,499           125,738
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (200)
                                                       ---------------
Net assets                                             $     6,696,877
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,991,918           433,818   $          9.20
Band B                                                       2,704,959           211,371             12.80
                                                       ---------------   ---------------
Total                                                  $     6,696,877           645,189
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (37,023)
                                                                                           ---------------
Net investment income (loss)                                                                       (37,023)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           382,418
Realized gain distributions                                                                        741,926
Net change in unrealized appreciation (depreciation)                                              (974,103)
                                                                                           ---------------
Net gain (loss)                                                                                    150,241
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       113,218
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (37,023)  $            (29,848)
Net realized gain (loss)                                                     382,418                630,153
Realized gain distributions                                                  741,926              1,141,557
Net change in unrealized appreciation (depreciation)                        (974,103)            (1,017,379)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            113,218                724,483
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     176,884                327,456
Cost of units redeemed                                                      (820,342)            (1,338,607)
Account charges                                                              (67,955)               (69,678)
                                                                --------------------   --------------------
Increase (decrease)                                                         (711,413)            (1,080,829)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (598,195)              (356,346)
Net assets, beginning                                                      7,295,072              7,651,418
                                                                --------------------   --------------------
Net assets, ending                                              $          6,696,877   $          7,295,072
                                                                ====================   ====================

Units sold                                                                    17,088                 38,486
Units redeemed                                                               (85,303)              (138,361)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (68,215)               (99,875)
Units outstanding, beginning                                                 713,404                813,279
                                                                --------------------   --------------------
Units outstanding, ending                                                    645,189                713,404
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        263,838,575
Cost of units redeemed                                                                         (258,516,398)
Account charges                                                                                  (2,559,147)
Net investment income (loss)                                                                      2,878,511
Net realized gain (loss)                                                                         (2,254,725)
Realized gain distributions                                                                       1,883,483
Net change in unrealized appreciation (depreciation)                                              1,426,578
                                                                                       --------------------
Net assets                                                                             $          6,696,877
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.20               434   $         3,992               N/A               1.7%
12/31/2014                        9.05               486             4,397               N/A              11.0%
12/31/2013                        8.15               520             4,237               N/A              35.1%
12/31/2012                        6.03               614             3,704               N/A               9.9%
12/31/2011                        5.49               794             4,359               N/A              -0.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.80               211   $         2,705              1.30%              0.4%
12/31/2014                       12.75               227             2,898              1.30%              9.6%
12/31/2013                       11.63               293             3,415              1.30%             33.3%
12/31/2012                        8.73               439             3,829              1.30%              8.4%
12/31/2011                        8.05               496             3,993              1.30%             -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.2%
2013                               0.7%
2012                               1.2%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ALGER SMALL CAP GROWTH PORTFOLIO I-2 CLASS - 015544406

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,167,193   $     2,935,842           105,897
                                                                         ===============   ===============
Receivables: investments sold                                      544
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,167,737
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,051,143           141,158   $          7.45
Band B                                                       1,116,594            70,096             15.93
                                                       ---------------   ---------------
Total                                                  $     2,167,737           211,254
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (17,135)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,135)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               116
Realized gain distributions                                                                        635,846
Net change in unrealized appreciation (depreciation)                                              (686,569)
                                                                                           ---------------
Net gain (loss)                                                                                    (50,607)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (67,742)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,135)  $            (96,751)
Net realized gain (loss)                                                         116              1,763,093
Realized gain distributions                                                  635,846                242,090
Net change in unrealized appreciation (depreciation)                        (686,569)            (1,959,374)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (67,742)               (50,942)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      57,664                673,985
Cost of units redeemed                                                      (437,081)           (14,840,643)
Account charges                                                              (18,182)               (64,081)
                                                                --------------------   --------------------
Increase (decrease)                                                         (397,599)           (14,230,739)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (465,341)           (14,281,681)
Net assets, beginning                                                      2,633,078             16,914,759
                                                                --------------------   --------------------
Net assets, ending                                              $          2,167,737   $          2,633,078
                                                                ====================   ====================

Units sold                                                                     5,288                 48,602
Units redeemed                                                               (36,781)              (935,212)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,493)              (886,610)
Units outstanding, beginning                                                 242,747              1,129,357
                                                                --------------------   --------------------
Units outstanding, ending                                                    211,254                242,747
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $      1,732,912,611
Cost of units redeemed                                                                       (1,736,061,034)
Account charges                                                                                  (1,590,385)
Net investment income (loss)                                                                     (1,606,601)
Net realized gain (loss)                                                                          3,082,582
Realized gain distributions                                                                       6,199,213
Net change in unrealized appreciation (depreciation)                                               (768,649)
                                                                                       --------------------
Net assets                                                                             $          2,167,737
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.45               141   $         1,051               N/A              -3.3%
12/31/2014                        7.70               158             1,216               N/A               0.4%
12/31/2013                        7.67               229             1,756               N/A              34.3%
12/31/2012                        5.71               278             1,590               N/A              12.5%
12/31/2011                        5.08               323             1,641               N/A              -3.2%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         15.93                70   $         1,117              1.30%             -4.6%
12/31/2014                       16.69                85             1,417              1.30%             -0.9%
12/31/2013                       16.84               900            15,158              1.30%             32.5%
12/31/2012                       12.70               863            10,959              1.30%             11.0%
12/31/2011                       11.44             1,018            11,648              1.30%             -4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            AB VPS INTERNATIONAL GROWTH PORTFOLIO A CLASS - 018792820

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        80,073   $        78,205             4,299
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        80,071
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         4,256               950   $          4.48
Band B                                                          75,815            18,698              4.05
                                                       ---------------   ---------------
Total                                                  $        80,071            19,648
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           345
Mortality & expense charges and administrative fees (Band B)                                        (1,142)
                                                                                           ---------------
Net investment income (loss)                                                                          (797)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,890
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (5,584)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,694)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,491)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (797)  $             (1,366)
Net realized gain (loss)                                                       2,890                  3,458
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (5,584)                (6,777)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,491)                (4,685)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,599                  3,695
Cost of units redeemed                                                       (35,007)               (58,743)
Account charges                                                                 (535)                  (634)
                                                                --------------------   --------------------
Increase (decrease)                                                          (16,943)               (55,682)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,434)               (60,367)
Net assets, beginning                                                        100,505                160,872
                                                                --------------------   --------------------
Net assets, ending                                              $             80,071   $            100,505
                                                                ====================   ====================

Units sold                                                                     4,292                    891
Units redeemed                                                                (8,566)               (14,375)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,274)               (13,484)
Units outstanding, beginning                                                  23,922                 37,406
                                                                --------------------   --------------------
Units outstanding, ending                                                     19,648                 23,922
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            313,764
Cost of units redeemed                                                                             (257,813)
Account charges                                                                                      (5,176)
Net investment income (loss)                                                                          4,288
Net realized gain (loss)                                                                             23,140
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                  1,868
                                                                                       --------------------
Net assets                                                                             $             80,071
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.48                 1   $             4               N/A              -1.9%
12/31/2014                        4.57                 1                 4               N/A              -1.2%
12/31/2013                        4.62                 1                 5               N/A              13.6%
12/31/2012                        4.07                 2                 9               N/A              15.5%
12/31/2011                        3.52                 2                 8               N/A             -15.9%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.05                19   $            76              1.30%             -3.1%
12/31/2014                        4.19                23                96              1.30%             -2.5%
12/31/2013                        4.29                36               156              1.30%             12.1%
12/31/2012                        3.83                27               103              1.30%             14.0%
12/31/2011                        3.36                38               129              1.30%            -16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               0.0%
2013                               0.8%
2012                               1.8%
2011                               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            AB VPS SMALL/MID CAP VALUE PORTFOLIO A CLASS - 018792531

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       517,255   $       563,999            29,915
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (18)
                                                       ---------------
Net assets                                             $       517,237
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        57,264             6,368   $          8.99
Band B                                                         459,973            56,516              8.14
                                                       ---------------   ---------------
Total                                                  $       517,237            62,884
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,693
Mortality & expense charges and administrative fees (Band B)                                        (7,531)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,838)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            61,562
Realized gain distributions                                                                         95,408
Net change in unrealized appreciation (depreciation)                                              (190,849)
                                                                                           ---------------
Net gain (loss)                                                                                    (33,879)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (36,717)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,838)  $            (86,037)
Net realized gain (loss)                                                      61,562              6,545,617
Realized gain distributions                                                   95,408                 84,010
Net change in unrealized appreciation (depreciation)                        (190,849)            (5,467,334)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (36,717)             1,076,256
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      45,316                683,305
Cost of units redeemed                                                      (196,820)           (16,174,894)
Account charges                                                               (2,759)               (51,085)
                                                                --------------------   --------------------
Increase (decrease)                                                         (154,263)           (15,542,674)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (190,980)           (14,466,418)
Net assets, beginning                                                        708,217             15,174,635
                                                                --------------------   --------------------
Net assets, ending                                              $            517,237   $            708,217
                                                                ====================   ====================

Units sold                                                                     6,681                 90,015
Units redeemed                                                               (24,405)            (1,879,649)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,724)            (1,789,634)
Units outstanding, beginning                                                  80,608              1,870,242
                                                                --------------------   --------------------
Units outstanding, ending                                                     62,884                 80,608
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         26,484,078
Cost of units redeemed                                                                          (34,071,718)
Account charges                                                                                    (696,580)
Net investment income (loss)                                                                       (598,266)
Net realized gain (loss)                                                                          7,601,664
Realized gain distributions                                                                       1,844,803
Net change in unrealized appreciation (depreciation)                                                (46,744)
                                                                                       --------------------
Net assets                                                                             $            517,237
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.99                 6   $            57               N/A              -5.5%
12/31/2014                        9.51                 6                60               N/A               9.2%
12/31/2013                        8.71                61               529               N/A              38.1%
12/31/2012                        6.31                60               380               N/A              18.7%
12/31/2011                        5.31                85               454               N/A              -8.4%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.14                57   $           460              1.30%             -6.7%
12/31/2014                        8.72                74               648              1.30%              7.8%
12/31/2013                        8.09             1,810            14,646              1.30%             36.3%
12/31/2012                        5.94             2,125            12,619              1.30%             17.2%
12/31/2011                        5.07             2,337            11,841              1.30%             -9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               0.1%
2013                               0.6%
2012                               0.6%
2011                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            AB VPS INTERNATIONAL VALUE PORTFOLIO A CLASS - 018792556

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        59,886   $        64,264             4,428
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        59,884
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         4,143             1,108   $          3.74
Band B                                                          55,741            16,469              3.38
                                                       ---------------   ---------------
Total                                                  $        59,884            17,577
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,590
Mortality & expense charges and administrative fees (Band B)                                          (954)
                                                                                           ---------------
Net investment income (loss)                                                                           636
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,946)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                 2,628
                                                                                           ---------------
Net gain (loss)                                                                                        682
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,318
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                636   $              2,293
Net realized gain (loss)                                                      (1,946)                   (50)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                           2,628                (11,325)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,318                 (9,082)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,778                  1,977
Cost of units redeemed                                                       (34,509)               (58,455)
Account charges                                                                 (431)                  (570)
                                                                --------------------   --------------------
Increase (decrease)                                                          (33,162)               (57,048)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,844)               (66,130)
Net assets, beginning                                                         91,728                157,858
                                                                --------------------   --------------------
Net assets, ending                                              $             59,884   $             91,728
                                                                ====================   ====================

Units sold                                                                       761                  1,937
Units redeemed                                                               (10,527)               (18,213)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,766)               (16,276)
Units outstanding, beginning                                                  27,343                 43,619
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,577                 27,343
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         34,134,666
Cost of units redeemed                                                                          (24,558,384)
Account charges                                                                                    (340,309)
Net investment income (loss)                                                                         97,415
Net realized gain (loss)                                                                         (9,269,126)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (4,378)
                                                                                       --------------------
Net assets                                                                             $             59,884
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.74                 1   $             4               N/A               2.6%
12/31/2014                        3.65                 1                 4               N/A              -6.2%
12/31/2013                        3.89                 1                 5               N/A              23.0%
12/31/2012                        3.16                 2                 7               N/A              14.5%
12/31/2011                        2.76                 4                11               N/A             -19.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.38                16   $            56              1.30%              1.3%
12/31/2014                        3.34                26                88              1.30%             -7.4%
12/31/2013                        3.61                42               152              1.30%             21.4%
12/31/2012                        2.97                30                88              1.30%             13.0%
12/31/2011                        2.63                50               132              1.30%            -20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.1%
2014                               2.9%
2013                               6.6%
2012                               1.3%
2011                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,073,809   $     1,083,195            71,489
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (32)
                                                       ---------------
Net assets                                             $     1,073,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       174,156            31,305   $          5.56
Band B                                                         899,621           165,337              5.44
                                                       ---------------   ---------------
Total                                                  $     1,073,777           196,642
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                        (9,767)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,767)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,033
Realized gain distributions                                                                         43,064
Net change in unrealized appreciation (depreciation)                                               (63,306)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,209)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,976)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,767)  $             (4,762)
Net realized gain (loss)                                                      17,033                  2,386
Realized gain distributions                                                   43,064                      0
Net change in unrealized appreciation (depreciation)                         (63,306)                53,920
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,976)                51,544
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     575,231                721,968
Cost of units redeemed                                                      (196,475)               (59,417)
Account charges                                                               (3,997)                (2,101)
                                                                --------------------   --------------------
Increase (decrease)                                                          374,759                660,450
                                                                --------------------   --------------------
Net increase (decrease)                                                      361,783                711,994
Net assets, beginning                                                        711,994                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          1,073,777   $            711,994
                                                                ====================   ====================

Units sold                                                                   105,421                149,817
Units redeemed                                                               (40,235)               (18,361)
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,186                131,456
Units outstanding, beginning                                                 131,456                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    196,642                131,456
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,297,199
Cost of units redeemed                                                                             (255,892)
Account charges                                                                                      (6,098)
Net investment income (loss)                                                                        (14,529)
Net realized gain (loss)                                                                             19,419
Realized gain distributions                                                                          43,064
Net change in unrealized appreciation (depreciation)                                                 (9,386)
                                                                                       --------------------
Net assets                                                                             $          1,073,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.56                31   $           174               N/A               1.9%
12/31/2014                        5.46                22               119               N/A               9.2%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.44               165   $           900              1.30%              0.6%
12/31/2014                        5.41               110               593              1.30%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP INCOME & Growth Fund I Class - 024936601

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    48,616,596   $    54,558,964         5,681,503
                                                                         ===============   ===============
Receivables: investments sold                                   73,892
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    48,690,488
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,897,798           291,632   $          9.94
Band B                                                      45,792,690         4,027,202             11.37
                                                       ---------------   ---------------
Total                                                  $    48,690,488         4,318,834
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,091,609
Mortality & expense charges and administrative fees (Band B)                                      (630,423)
                                                                                           ---------------
Net investment income (loss)                                                                       461,186
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (594,771)
Realized gain distributions                                                                      4,245,724
Net change in unrealized appreciation (depreciation)                                            (7,948,205)
                                                                                           ---------------
Net gain (loss)                                                                                 (4,297,252)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (3,836,066)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            461,186   $            204,340
Net realized gain (loss)                                                    (594,771)               701,663
Realized gain distributions                                                4,245,724                      0
Net change in unrealized appreciation (depreciation)                      (7,948,205)             1,236,053
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (3,836,066)             2,142,056
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,685,082             54,821,941
Cost of units redeemed                                                   (10,625,432)            (5,836,223)
Account charges                                                             (323,756)              (207,719)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,264,106)            48,777,999
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,100,172)            50,920,055
Net assets, beginning                                                     53,790,660              2,870,605
                                                                --------------------   --------------------
Net assets, ending                                              $         48,690,488   $         53,790,660
                                                                ====================   ====================

Units sold                                                                   863,050              4,701,847
Units redeemed                                                              (985,953)              (540,354)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (122,903)             4,161,493
Units outstanding, beginning                                               4,441,737                280,244
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,318,834              4,441,737
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        132,180,462
Cost of units redeemed                                                                          (87,778,523)
Account charges                                                                                  (1,845,846)
Net investment income (loss)                                                                      2,002,736
Net realized gain (loss)                                                                          3,291,791
Realized gain distributions                                                                       6,782,236
Net change in unrealized appreciation (depreciation)                                             (5,942,368)
                                                                                       --------------------
Net assets                                                                             $         48,690,488
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.94               292   $         2,898               N/A              -5.6%
12/31/2014                       10.53               253             2,660               N/A              12.5%
12/31/2013                        9.36               128             1,201               N/A              35.8%
12/31/2012                        6.89               167             1,149               N/A              14.7%
12/31/2011                        6.00               189             1,137               N/A               3.1%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.37             4,027   $        45,793              1.30%             -6.8%
12/31/2014                       12.21             4,189            51,131              1.30%             11.1%
12/31/2013                       10.99               152             1,669              1.30%             34.1%
12/31/2012                        8.20               175             1,433              1.30%             13.3%
12/31/2011                        7.24               224             1,622              1.30%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.1%
2014                               2.0%
2013                               2.3%
2012                               2.1%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP INTERNATIONAL FUND I CLASS - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    24,931,717   $    26,837,462         2,491,494
                                                                         ===============   ===============
Receivables: investments sold                                   33,059
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    24,964,776
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,674,753           185,322   $          9.04
Band B                                                      23,290,023         2,220,082             10.49
                                                       ---------------   ---------------
Total                                                  $    24,964,776         2,405,404
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       102,146
Mortality & expense charges and administrative fees (Band B)                                      (332,606)
                                                                                           ---------------
Net investment income (loss)                                                                      (230,460)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           532,665
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (375,828)
                                                                                           ---------------
Net gain (loss)                                                                                    156,837
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (73,623)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (230,460)  $           (119,501)
Net realized gain (loss)                                                     532,665                623,523
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (375,828)            (3,108,865)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (73,623)            (2,604,843)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,044,531             27,295,466
Cost of units redeemed                                                    (5,668,374)            (3,773,187)
Account charges                                                             (170,918)              (130,029)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,794,761)            23,392,250
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,868,384)            20,787,407
Net assets, beginning                                                     27,833,160              7,045,753
                                                                --------------------   --------------------
Net assets, ending                                              $         24,964,776   $         27,833,160
                                                                ====================   ====================

Units sold                                                                   308,804              2,396,231
Units redeemed                                                              (567,933)              (373,155)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (259,129)             2,023,076
Units outstanding, beginning                                               2,664,533                641,457
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,405,404              2,664,533
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        177,762,159
Cost of units redeemed                                                                         (151,393,211)
Account charges                                                                                  (1,641,812)
Net investment income (loss)                                                                       (144,010)
Net realized gain (loss)                                                                         (2,558,587)
Realized gain distributions                                                                       4,845,982
Net change in unrealized appreciation (depreciation)                                             (1,905,745)
                                                                                       --------------------
Net assets                                                                             $         24,964,776
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.04               185   $         1,675               N/A               0.8%
12/31/2014                        8.97               172             1,546               N/A              -5.5%
12/31/2013                        9.49               115             1,088               N/A              22.4%
12/31/2012                        7.75               130             1,010               N/A              21.2%
12/31/2011                        6.40               163             1,042               N/A             -12.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.49             2,220   $        23,290              1.30%             -0.5%
12/31/2014                       10.55             2,492            26,288              1.30%             -6.7%
12/31/2013                       11.31               527             5,958              1.30%             20.8%
12/31/2012                        9.36               576             5,390              1.30%             19.6%
12/31/2011                        7.83               645             5,050              1.30%            -13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               0.6%
2013                               1.7%
2012                               0.9%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP ULTRA FUND I CLASS - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       298,902   $       213,667            19,320
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (9)
                                                       ---------------
Net assets                                             $       298,893
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        24,990             2,287   $         10.93
Band B                                                         273,903            28,798              9.51
                                                       ---------------   ---------------
Total                                                  $       298,893            31,085
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,353
Mortality & expense charges and administrative fees (Band B)                                        (3,529)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,176)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,088
Realized gain distributions                                                                         29,151
Net change in unrealized appreciation (depreciation)                                               (34,638)
                                                                                           ---------------
Net gain (loss)                                                                                     16,601
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        14,425
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,176)  $             (2,381)
Net realized gain (loss)                                                      22,088                 26,977
Realized gain distributions                                                   29,151                      0
Net change in unrealized appreciation (depreciation)                         (34,638)                   409
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,425                 25,005
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,322                 36,052
Cost of units redeemed                                                       (46,916)               (56,684)
Account charges                                                               (1,715)                (1,842)
                                                                --------------------   --------------------
Increase (decrease)                                                          (18,309)               (22,474)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,884)                 2,531
Net assets, beginning                                                        302,777                300,246
                                                                --------------------   --------------------
Net assets, ending                                              $            298,893   $            302,777
                                                                ====================   ====================

Units sold                                                                     3,204                  4,600
Units redeemed                                                                (5,110)                (7,144)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,906)                (2,544)
Units outstanding, beginning                                                  32,991                 35,535
                                                                --------------------   --------------------
Units outstanding, ending                                                     31,085                 32,991
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            944,953
Cost of units redeemed                                                                             (802,517)
Account charges                                                                                     (16,430)
Net investment income (loss)                                                                        (19,006)
Net realized gain (loss)                                                                             43,639
Realized gain distributions                                                                          63,019
Net change in unrealized appreciation (depreciation)                                                 85,235
                                                                                       --------------------
Net assets                                                                             $            298,893
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.93                 2   $            25               N/A               6.3%
12/31/2014                       10.28                 3                31               N/A              10.0%
12/31/2013                        9.35                 4                33               N/A              37.1%
12/31/2012                        6.82                 8                55               N/A              13.9%
12/31/2011                        5.99                 5                30               N/A               1.1%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.51                29   $           274              1.30%              4.9%
12/31/2014                        9.07                30               272              1.30%              8.6%
12/31/2013                        8.35                32               267              1.30%             35.3%
12/31/2012                        6.17                34               211              1.30%             12.4%
12/31/2011                        5.49                51               282              1.30%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               0.4%
2013                               0.6%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       438,907   $       438,800            23,852
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (13)
                                                       ---------------
Net assets                                             $       438,894
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        60,711             4,525   $         13.42
Band B                                                         378,183            30,739             12.30
                                                       ---------------   ---------------
Total                                                  $       438,894            35,264
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,205
Mortality & expense charges and administrative fees (Band B)                                        (5,126)
                                                                                           ---------------
Net investment income (loss)                                                                         2,079
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            45,302
Realized gain distributions                                                                         21,608
Net change in unrealized appreciation (depreciation)                                               (81,390)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,480)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,401)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,079   $                450
Net realized gain (loss)                                                      45,302                  7,374
Realized gain distributions                                                   21,608                 20,823
Net change in unrealized appreciation (depreciation)                         (81,390)                22,019
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,401)                50,666
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     188,700                159,986
Cost of units redeemed                                                      (184,068)               (33,999)
Account charges                                                               (2,481)                (2,326)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,151                123,661
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,250)               174,327
Net assets, beginning                                                        449,144                274,817
                                                                --------------------   --------------------
Net assets, ending                                              $            438,894   $            449,144
                                                                ====================   ====================

Units sold                                                                    14,725                 13,710
Units redeemed                                                               (14,303)                (3,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                          422                 10,422
Units outstanding, beginning                                                  34,842                 24,420
                                                                --------------------   --------------------
Units outstanding, ending                                                     35,264                 34,842
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            743,469
Cost of units redeemed                                                                             (431,719)
Account charges                                                                                     (10,894)
Net investment income (loss)                                                                          7,424
Net realized gain (loss)                                                                             68,858
Realized gain distributions                                                                          61,649
Net change in unrealized appreciation (depreciation)                                                    107
                                                                                       --------------------
Net assets                                                                             $            438,894
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.42                 5   $            61               N/A              -1.6%
12/31/2014                       13.63                 8               111               N/A              16.2%
12/31/2013                       11.73                 8                90               N/A              29.9%
12/31/2012                        9.03                 9                85               N/A              16.2%
12/31/2011                        7.77                 8                65               N/A              -0.8%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.30                31   $           378              1.30%             -2.9%
12/31/2014                       12.66                27               338              1.30%             14.7%
12/31/2013                       11.04                17               185              1.30%             28.2%
12/31/2012                        8.61                14               122              1.30%             14.7%
12/31/2011                        7.50                14               108              1.30%             -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.6%
2014                               1.0%
2013                               1.1%
2012                               2.0%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       935,344   $     1,004,941            30,157
                                                                         ===============   ===============
Receivables: investments sold                                      157
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       935,501
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       405,344            36,496   $         11.11
Band B                                                         530,157            41,705             12.71
                                                       ---------------   ---------------
Total                                                  $       935,501            78,201
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                        (7,901)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,901)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,665
Realized gain distributions                                                                         31,597
Net change in unrealized appreciation (depreciation)                                               (79,179)
                                                                                           ---------------
Net gain (loss)                                                                                    (22,917)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (30,818)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,901)  $             (8,049)
Net realized gain (loss)                                                      24,665                 25,037
Realized gain distributions                                                   31,597                203,723
Net change in unrealized appreciation (depreciation)                         (79,179)              (148,057)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (30,818)                72,654
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     119,391                 30,045
Cost of units redeemed                                                      (225,005)              (143,574)
Account charges                                                               (7,104)                (7,929)
                                                                --------------------   --------------------
Increase (decrease)                                                         (112,718)              (121,458)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (143,536)               (48,804)
Net assets, beginning                                                      1,079,037              1,127,841
                                                                --------------------   --------------------
Net assets, ending                                              $            935,501   $          1,079,037
                                                                ====================   ====================

Units sold                                                                    12,362                  2,471
Units redeemed                                                               (20,676)               (12,657)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,314)               (10,186)
Units outstanding, beginning                                                  86,515                 96,701
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,201                 86,515
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,440,398
Cost of units redeemed                                                                           (4,781,929)
Account charges                                                                                    (212,175)
Net investment income (loss)                                                                         95,213
Net realized gain (loss)                                                                            (72,478)
Realized gain distributions                                                                         536,069
Net change in unrealized appreciation (depreciation)                                                (69,597)
                                                                                       --------------------
Net assets                                                                             $            935,501
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.11                36   $           405               N/A              -3.3%
12/31/2014                       11.48                40               457               N/A               8.1%
12/31/2013                       10.62                43               452               N/A              29.9%
12/31/2012                        8.18                48               389               N/A              16.8%
12/31/2011                        7.00                67               471               N/A               2.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.71                42   $           530              1.30%             -4.5%
12/31/2014                       13.31                47               622              1.30%              6.7%
12/31/2013                       12.48                54               676              1.30%             28.2%
12/31/2012                        9.73                39               378              1.30%             15.2%
12/31/2011                        8.45                41               349              1.30%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST COLUMBIA VARIABLE PORTFOLIO-SMALL CAP VALUE FUND 1 CLASS - 19765R303

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       473,897   $       499,347            29,579
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (21)
                                                       ---------------
Net assets                                             $       473,876
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        16,861             2,088   $          8.08
Band B                                                         457,015            62,530              7.31
                                                       ---------------   ---------------
Total                                                  $       473,876            64,618
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,177
Mortality & expense charges and administrative fees (Band B)                                        (6,511)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,334)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,690
Realized gain distributions                                                                         34,195
Net change in unrealized appreciation (depreciation)                                               (73,350)
                                                                                           ---------------
Net gain (loss)                                                                                    (35,465)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (37,799)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,334)  $             (3,837)
Net realized gain (loss)                                                       3,690                 37,820
Realized gain distributions                                                   34,195                 75,950
Net change in unrealized appreciation (depreciation)                         (73,350)               (99,080)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (37,799)                10,853
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      38,275                 90,874
Cost of units redeemed                                                       (71,240)              (249,505)
Account charges                                                               (1,644)                (2,591)
                                                                --------------------   --------------------
Increase (decrease)                                                          (34,609)              (161,222)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (72,408)              (150,369)
Net assets, beginning                                                        546,284                696,653
                                                                --------------------   --------------------
Net assets, ending                                              $            473,876   $            546,284
                                                                ====================   ====================

Units sold                                                                     5,167                 15,080
Units redeemed                                                                (9,469)               (35,732)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,302)               (20,652)
Units outstanding, beginning                                                  68,920                 89,572
                                                                --------------------   --------------------
Units outstanding, ending                                                     64,618                 68,920
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         27,301,377
Cost of units redeemed                                                                          (30,675,859)
Account charges                                                                                    (667,661)
Net investment income (loss)                                                                       (235,370)
Net realized gain (loss)                                                                            370,268
Realized gain distributions                                                                       4,406,571
Net change in unrealized appreciation (depreciation)                                                (25,450)
                                                                                       --------------------
Net assets                                                                             $            473,876
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.08                 2   $            17               N/A              -6.1%
12/31/2014                        8.60                 4                33               N/A               3.3%
12/31/2013                        8.33                 6                52               N/A              34.2%
12/31/2012                        6.20                59               365               N/A              11.4%
12/31/2011                        5.57                61               343               N/A              -6.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.31                63   $           457              1.30%             -7.3%
12/31/2014                        7.89                65               513              1.30%              2.0%
12/31/2013                        7.74                83               644              1.30%             32.5%
12/31/2012                        5.84             2,227            13,005              1.30%             10.0%
12/31/2011                        5.31             2,684            14,252              1.30%             -7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               0.6%
2013                               0.1%
2012                               0.4%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
   COLUMBIA VARIABLE PORTFOLIO-US GOVERNMENT MORTGAGE FUND 1 CLASS - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       109,406   $       110,410            10,499
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $       109,403
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        24,808             4,586   $          5.41
Band B                                                          84,595            16,618              5.09
                                                       ---------------   ---------------
Total                                                  $       109,403            21,204
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,091
Mortality & expense charges and administrative fees (Band B)                                          (543)
                                                                                           ---------------
Net investment income (loss)                                                                         1,548
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                31
Realized gain distributions                                                                            161
Net change in unrealized appreciation (depreciation)                                                (1,640)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,448)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           100
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,548   $                325
Net realized gain (loss)                                                          31                    191
Realized gain distributions                                                      161                      0
Net change in unrealized appreciation (depreciation)                          (1,640)                 1,252
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                100                  1,768
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      81,961                 30,542
Cost of units redeemed                                                       (15,723)               (25,145)
Account charges                                                                 (407)                  (350)
                                                                --------------------   --------------------
Increase (decrease)                                                           65,831                  5,047
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,931                  6,815
Net assets, beginning                                                         43,472                 36,657
                                                                --------------------   --------------------
Net assets, ending                                              $            109,403   $             43,472
                                                                ====================   ====================

Units sold                                                                    15,944                  6,061
Units redeemed                                                                (3,139)                (5,071)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,805                    990
Units outstanding, beginning                                                   8,399                  7,409
                                                                --------------------   --------------------
Units outstanding, ending                                                     21,204                  8,399
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            215,694
Cost of units redeemed                                                                             (105,897)
Account charges                                                                                      (1,818)
Net investment income (loss)                                                                          1,742
Net realized gain (loss)                                                                                525
Realized gain distributions                                                                             161
Net change in unrealized appreciation (depreciation)                                                 (1,004)
                                                                                       --------------------
Net assets                                                                             $            109,403
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.41                 5   $            25               N/A               1.3%
12/31/2014                        5.34                 3                16               N/A               5.9%
12/31/2013                        5.04                 3                17               N/A              -1.8%
12/31/2012                        5.13                 3                17               N/A               1.7%
12/31/2011                        5.05                 4                19               N/A               1.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.09                17   $            85              1.30%              0.0%
12/31/2014                        5.09                 5                28              1.30%              4.5%
12/31/2013                        4.87                 4                19              1.30%             -3.1%
12/31/2012                        5.02                 3                17              1.30%              0.4%
12/31/2011                        5.00                 7                34              1.30%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.7%
2014                               1.4%
2013                               0.9%
2012                               0.8%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST DREYFUS IP, TECHNOLOGY GROWTH PORTFOLIO SERVICE CLASS - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       580,118   $       480,301            34,002
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (18)
                                                       ---------------
Net assets                                             $       580,100
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        60,322             5,009   $         12.04
Band B                                                         519,778            50,249             10.34
                                                       ---------------   ---------------
Total                                                  $       580,100            55,258
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                        (6,399)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,399)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,409
Realized gain distributions                                                                         56,742
Net change in unrealized appreciation (depreciation)                                               (43,653)
                                                                                           ---------------
Net gain (loss)                                                                                     33,498
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,099
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,399)  $             (6,128)
Net realized gain (loss)                                                      20,409                 12,935
Realized gain distributions                                                   56,742                 28,948
Net change in unrealized appreciation (depreciation)                         (43,653)                (8,566)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,099                 27,189
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      96,643                 22,568
Cost of units redeemed                                                       (67,594)               (47,309)
Account charges                                                               (1,669)                (1,975)
                                                                --------------------   --------------------
Increase (decrease)                                                           27,380                (26,716)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,479                    473
Net assets, beginning                                                        525,621                525,148
                                                                --------------------   --------------------
Net assets, ending                                              $            580,100   $            525,621
                                                                ====================   ====================

Units sold                                                                    10,410                  2,362
Units redeemed                                                                (7,624)                (5,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,786                 (2,678)
Units outstanding, beginning                                                  52,472                 55,150
                                                                --------------------   --------------------
Units outstanding, ending                                                     55,258                 52,472
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,674,244
Cost of units redeemed                                                                           (1,476,931)
Account charges                                                                                     (26,212)
Net investment income (loss)                                                                        (42,685)
Net realized gain (loss)                                                                            266,177
Realized gain distributions                                                                          85,690
Net change in unrealized appreciation (depreciation)                                                 99,817
                                                                                       --------------------
Net assets                                                                             $            580,100
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.04                 5   $            60               N/A               5.9%
12/31/2014                       11.37                 4                50               N/A               6.6%
12/31/2013                       10.67                 5                55               N/A              32.5%
12/31/2012                        8.05                20               158               N/A              15.4%
12/31/2011                        6.98                29               203               N/A              -8.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.34                50   $           520              1.30%              4.5%
12/31/2014                        9.89                48               476              1.30%              5.2%
12/31/2013                        9.40                50               471              1.30%             30.8%
12/31/2012                        7.19                58               414              1.30%             13.9%
12/31/2011                        6.32                70               440              1.30%             -9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      DREYFUS IP, SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        63,786   $        65,788             3,816
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        63,786
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        20,779             1,529   $         13.59
Band B                                                          43,007             3,451             12.46
                                                       ---------------   ---------------
Total                                                  $        63,786             4,980
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           794
Mortality & expense charges and administrative fees (Band B)                                          (948)
                                                                                           ---------------
Net investment income (loss)                                                                          (154)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,775)
Realized gain distributions                                                                          7,087
Net change in unrealized appreciation (depreciation)                                                (9,438)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,126)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,280)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (154)  $               (894)
Net realized gain (loss)                                                      (2,775)                16,307
Realized gain distributions                                                    7,087                 16,304
Net change in unrealized appreciation (depreciation)                          (9,438)               (28,034)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,280)                 3,683
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      26,357                 23,185
Cost of units redeemed                                                       (55,164)              (239,105)
Account charges                                                                 (501)                (1,481)
                                                                --------------------   --------------------
Increase (decrease)                                                          (29,308)              (217,401)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,588)              (213,718)
Net assets, beginning                                                         98,374                312,092
                                                                --------------------   --------------------
Net assets, ending                                              $             63,786   $             98,374
                                                                ====================   ====================

Units sold                                                                     2,004                  2,310
Units redeemed                                                                (4,516)               (19,690)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,512)               (17,380)
Units outstanding, beginning                                                   7,492                 24,872
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,980                  7,492
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            425,768
Cost of units redeemed                                                                             (412,648)
Account charges                                                                                      (4,636)
Net investment income (loss)                                                                           (962)
Net realized gain (loss)                                                                             29,868
Realized gain distributions                                                                          28,398
Net change in unrealized appreciation (depreciation)                                                 (2,002)
                                                                                       --------------------
Net assets                                                                             $             63,786
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.59                 2   $            21               N/A              -2.3%
12/31/2014                       13.91                 2                22               N/A               5.1%
12/31/2013                       13.24                 3                38               N/A              40.7%
12/31/2012                        9.41                 2                16               N/A              15.7%
12/31/2011                        8.13                10                79               N/A               0.6%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.46                 3   $            43              1.30%             -3.6%
12/31/2014                       12.93                 6                77              1.30%              3.8%
12/31/2013                       12.46                22               274              1.30%             38.9%
12/31/2012                        8.97                 2                20              1.30%             14.2%
12/31/2011                        7.85                 3                20              1.30%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.0%
2014                               0.8%
2013                               0.5%
2012                               0.7%
2011                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST DREYFUS VIF, APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       258,253   $       236,221             5,743
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (8)
                                                       ---------------
Net assets                                             $       258,245
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        12,778             1,267   $         10.09
Band B                                                         245,467            28,298              8.67
                                                       ---------------   ---------------
Total                                                  $       258,245            29,565
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,794
Mortality & expense charges and administrative fees (Band B)                                        (4,116)
                                                                                           ---------------
Net investment income (loss)                                                                           678
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,815
Realized gain distributions                                                                         16,621
Net change in unrealized appreciation (depreciation)                                               (48,603)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,167)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,489)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                678   $              1,362
Net realized gain (loss)                                                      18,815                  4,975
Realized gain distributions                                                   16,621                  8,545
Net change in unrealized appreciation (depreciation)                         (48,603)                 5,910
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,489)                20,792
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,793                 39,606
Cost of units redeemed                                                      (111,674)               (23,768)
Account charges                                                                 (729)                  (675)
                                                                --------------------   --------------------
Increase (decrease)                                                          (81,610)                15,163
                                                                --------------------   --------------------
Net increase (decrease)                                                      (94,099)                35,955
Net assets, beginning                                                        352,344                316,389
                                                                --------------------   --------------------
Net assets, ending                                              $            258,245   $            352,344
                                                                ====================   ====================

Units sold                                                                     3,347                  4,478
Units redeemed                                                               (12,586)                (2,653)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,239)                 1,825
Units outstanding, beginning                                                  38,804                 36,979
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,565                 38,804
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            971,625
Cost of units redeemed                                                                             (832,693)
Account charges                                                                                     (13,877)
Net investment income (loss)                                                                         19,491
Net realized gain (loss)                                                                             27,938
Realized gain distributions                                                                          63,729
Net change in unrealized appreciation (depreciation)                                                 22,032
                                                                                       --------------------
Net assets                                                                             $            258,245
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.09                 1   $            13               N/A              -2.7%
12/31/2014                       10.37                 1                14               N/A               7.8%
12/31/2013                        9.61                 2                22               N/A              20.8%
12/31/2012                        7.96                 6                49               N/A              10.1%
12/31/2011                        7.22                 1                11               N/A               8.7%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.67                28   $           245              1.30%             -4.0%
12/31/2014                        9.03                37               338              1.30%              6.4%
12/31/2013                        8.49                35               295              1.30%             19.3%
12/31/2012                        7.12                42               298              1.30%              8.7%
12/31/2011                        6.55                42               273              1.30%              7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.6%
2014                               1.6%
2013                               1.9%
2012                               3.7%
2011                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,005,608   $     2,829,713           190,701
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (138)
                                                       ---------------
Net assets                                             $     3,005,470
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,249,052           121,634   $         10.27
Band B                                                       1,756,418           183,391              9.58
                                                       ---------------   ---------------
Total                                                  $     3,005,470           305,025
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        49,624
Mortality & expense charges and administrative fees (Band B)                                       (24,903)
                                                                                           ---------------
Net investment income (loss)                                                                        24,721
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           102,477
Realized gain distributions                                                                        240,029
Net change in unrealized appreciation (depreciation)                                              (373,691)
                                                                                           ---------------
Net gain (loss)                                                                                    (31,185)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,464)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,721   $             26,763
Net realized gain (loss)                                                     102,477                133,449
Realized gain distributions                                                  240,029                181,507
Net change in unrealized appreciation (depreciation)                        (373,691)              (148,211)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,464)               193,508
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     130,261                115,426
Cost of units redeemed                                                      (690,530)              (713,443)
Account charges                                                              (25,223)               (30,814)
                                                                --------------------   --------------------
Increase (decrease)                                                         (585,492)              (628,831)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (591,956)              (435,323)
Net assets, beginning                                                      3,597,426              4,032,749
                                                                --------------------   --------------------
Net assets, ending                                              $          3,005,470   $          3,597,426
                                                                ====================   ====================

Units sold                                                                    13,657                 11,615
Units redeemed                                                               (70,834)               (76,099)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (57,177)               (64,484)
Units outstanding, beginning                                                 362,202                426,686
                                                                --------------------   --------------------
Units outstanding, ending                                                    305,025                362,202
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         26,289,005
Cost of units redeemed                                                                          (26,049,761)
Account charges                                                                                  (1,362,700)
Net investment income (loss)                                                                      3,121,474
Net realized gain (loss)                                                                           (822,518)
Realized gain distributions                                                                       1,654,075
Net change in unrealized appreciation (depreciation)                                                175,895
                                                                                       --------------------
Net assets                                                                             $          3,005,470
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.27               122   $         1,249               N/A               0.1%
12/31/2014                       10.25               156             1,597               N/A               5.8%
12/31/2013                        9.69               182             1,761               N/A              15.7%
12/31/2012                        8.37               226             1,892               N/A              12.5%
12/31/2011                        7.44               273             2,031               N/A              -2.6%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.58               183   $         1,756              1.30%             -1.2%
12/31/2014                        9.69               206             2,000              1.30%              4.5%
12/31/2013                        9.27               245             2,272              1.30%             14.2%
12/31/2012                        8.12               266             2,162              1.30%             11.0%
12/31/2011                        7.31               314             2,294              1.30%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.5%
2014                               1.4%
2013                               1.5%
2012                               1.5%
2011                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,842,775   $    12,877,638           466,983
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,683)
                                                       ---------------
Net assets                                             $    15,840,092
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,088,618           339,462   $         14.99
Band B                                                      10,751,474           727,736             14.77
                                                       ---------------   ---------------
Total                                                  $    15,840,092         1,067,198
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       169,462
Mortality & expense charges and administrative fees (Band B)                                      (151,417)
                                                                                           ---------------
Net investment income (loss)                                                                        18,045
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           796,310
Realized gain distributions                                                                      1,577,658
Net change in unrealized appreciation (depreciation)                                            (2,394,218)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,250)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,205)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,045   $              5,426
Net realized gain (loss)                                                     796,310              1,000,732
Realized gain distributions                                                1,577,658                355,987
Net change in unrealized appreciation (depreciation)                      (2,394,218)               534,964
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,205)             1,897,109
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     585,641                528,313
Cost of units redeemed                                                    (2,870,515)            (3,585,169)
Account charges                                                             (115,279)              (120,735)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,400,153)            (3,177,591)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,402,358)            (1,280,482)
Net assets, beginning                                                     18,242,450             19,522,932
                                                                --------------------   --------------------
Net assets, ending                                              $         15,840,092   $         18,242,450
                                                                ====================   ====================

Units sold                                                                    50,014                 39,989
Units redeemed                                                              (209,221)              (269,767)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (159,207)              (229,778)
Units outstanding, beginning                                               1,226,405              1,456,183
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,067,198              1,226,405
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         71,518,156
Cost of units redeemed                                                                          (76,950,551)
Account charges                                                                                  (3,416,527)
Net investment income (loss)                                                                        966,489
Net realized gain (loss)                                                                          3,963,438
Realized gain distributions                                                                      16,793,950
Net change in unrealized appreciation (depreciation)                                              2,965,137
                                                                                       --------------------
Net assets                                                                             $         15,840,092
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         14.99               339   $         5,089               N/A               0.7%
12/31/2014                       14.89               392             5,836               N/A              11.9%
12/31/2013                       13.30               456             6,071               N/A              31.3%
12/31/2012                       10.13               577             5,841               N/A              16.4%
12/31/2011                        8.70               768             6,687               N/A              -2.5%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         14.77               728   $        10,751              1.30%             -0.6%
12/31/2014                       14.87               834            12,407              1.30%             10.5%
12/31/2013                       13.45             1,000            13,452              1.30%             29.6%
12/31/2012                       10.38             1,267            13,150              1.30%             14.9%
12/31/2011                        9.04             1,514            13,683              1.30%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.0%
2014                               0.9%
2013                               1.0%
2012                               1.3%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,363,640   $     4,171,394           213,259
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (334)
                                                       ---------------
Net assets                                             $     4,363,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,463,308           139,669   $         10.48
Band B                                                       2,899,998           268,402             10.80
                                                       ---------------   ---------------
Total                                                  $     4,363,306           408,071
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       148,731
Mortality & expense charges and administrative fees (Band B)                                       (43,903)
                                                                                           ---------------
Net investment income (loss)                                                                       104,828
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           242,390
Realized gain distributions                                                                        498,946
Net change in unrealized appreciation (depreciation)                                            (1,076,635)
                                                                                           ---------------
Net gain (loss)                                                                                   (335,299)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (230,471)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            104,828   $            108,117
Net realized gain (loss)                                                     242,390                222,474
Realized gain distributions                                                  498,946                 78,844
Net change in unrealized appreciation (depreciation)                      (1,076,635)                28,254
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (230,471)               437,689
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     162,908                326,308
Cost of units redeemed                                                    (1,191,230)              (853,104)
Account charges                                                              (32,308)               (38,499)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,060,630)              (565,295)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,291,101)              (127,606)
Net assets, beginning                                                      5,654,407              5,782,013
                                                                --------------------   --------------------
Net assets, ending                                              $          4,363,306   $          5,654,407
                                                                ====================   ====================

Units sold                                                                    15,415                 31,836
Units redeemed                                                              (110,536)               (83,345)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (95,121)               (51,509)
Units outstanding, beginning                                                 503,192                554,701
                                                                --------------------   --------------------
Units outstanding, ending                                                    408,071                503,192
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         91,797,881
Cost of units redeemed                                                                          (81,692,061)
Account charges                                                                                  (2,159,720)
Net investment income (loss)                                                                      2,944,744
Net realized gain (loss)                                                                        (16,480,260)
Realized gain distributions                                                                       9,760,476
Net change in unrealized appreciation (depreciation)                                                192,246
                                                                                       --------------------
Net assets                                                                             $          4,363,306
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.48               140   $         1,463               N/A              -4.0%
12/31/2014                       10.91               166             1,808               N/A               8.7%
12/31/2013                       10.03               187             1,874               N/A              28.1%
12/31/2012                        7.83               245             1,922               N/A              17.3%
12/31/2011                        6.68               326             2,177               N/A               1.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.80               268   $         2,900              1.30%             -5.2%
12/31/2014                       11.40               337             3,847              1.30%              7.3%
12/31/2013                       10.62               368             3,908              1.30%             26.5%
12/31/2012                        8.40               380             3,188              1.30%             15.8%
12/31/2011                        7.25               461             3,346              1.30%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.0%
2014                               2.8%
2013                               2.5%
2012                               2.9%
2011                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        68,742   $        66,230             6,087
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        68,742
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        65,718             7,921   $          8.30
Band B                                                           3,024               418              7.23
                                                       ---------------   ---------------
Total                                                  $        68,742             8,339
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,293
Mortality & expense charges and administrative fees (Band B)                                           (40)
                                                                                           ---------------
Net investment income (loss)                                                                         1,253
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                64
Realized gain distributions                                                                            148
Net change in unrealized appreciation (depreciation)                                                (1,673)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,461)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (208)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,253   $              1,073
Net realized gain (loss)                                                          64                     57
Realized gain distributions                                                      148                    647
Net change in unrealized appreciation (depreciation)                          (1,673)                 1,080
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (208)                 2,857
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                 (824)                  (812)
                                                                --------------------   --------------------
Increase (decrease)                                                             (824)                  (812)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,032)                 2,045
Net assets, beginning                                                         69,774                 67,729
                                                                --------------------   --------------------
Net assets, ending                                              $             68,742   $             69,774
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                   (99)                  (100)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (99)                  (100)
Units outstanding, beginning                                                   8,438                  8,538
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,339                  8,438
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            471,540
Cost of units redeemed                                                                             (429,476)
Account charges                                                                                      (4,664)
Net investment income (loss)                                                                         17,796
Net realized gain (loss)                                                                            (12,872)
Realized gain distributions                                                                          23,906
Net change in unrealized appreciation (depreciation)                                                  2,512
                                                                                       --------------------
Net assets                                                                             $             68,742
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.30                 8   $            66               N/A              -0.3%
12/31/2014                        8.32                 8                67               N/A               4.3%
12/31/2013                        7.97                 8                65               N/A               9.7%
12/31/2012                        7.27                 0                 0               N/A               9.6%
12/31/2011                        6.63                 0                 0               N/A               0.2%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.23                 0   $             3              1.30%             -1.5%
12/31/2014                        7.34                 0                 3              1.30%              3.0%
12/31/2013                        7.13                 0                 3              1.30%              8.3%
12/31/2012                        6.58                 0                 3              1.30%              8.1%
12/31/2011                        6.09                 1                 8              1.30%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.9%
2014                               1.6%
2013                               3.0%
2012                               0.8%
2011                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        97,842   $        94,784             8,052
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $        97,839
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         4,370               493   $          8.86
Band B                                                          93,469            12,106              7.72
                                                       ---------------   ---------------
Total                                                  $        97,839            12,599
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,818
Mortality & expense charges and administrative fees (Band B)                                        (1,290)
                                                                                           ---------------
Net investment income (loss)                                                                           528
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,333
Realized gain distributions                                                                            293
Net change in unrealized appreciation (depreciation)                                                (5,671)
                                                                                           ---------------
Net gain (loss)                                                                                        (45)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           483
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                528   $                 44
Net realized gain (loss)                                                       5,333                 11,140
Realized gain distributions                                                      293                  3,414
Net change in unrealized appreciation (depreciation)                          (5,671)                (7,359)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                483                  7,239
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,352                    597
Cost of units redeemed                                                       (50,475)              (126,846)
Account charges                                                                 (287)                  (558)
                                                                --------------------   --------------------
Increase (decrease)                                                          (34,410)              (126,807)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,927)              (119,568)
Net assets, beginning                                                        131,766                251,334
                                                                --------------------   --------------------
Net assets, ending                                              $             97,839   $            131,766
                                                                ====================   ====================

Units sold                                                                     2,158                     75
Units redeemed                                                                (6,219)               (16,011)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,061)               (15,936)
Units outstanding, beginning                                                  16,660                 32,596
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,599                 16,660
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,481,277
Cost of units redeemed                                                                           (1,482,399)
Account charges                                                                                     (17,987)
Net investment income (loss)                                                                         36,004
Net realized gain (loss)                                                                             18,410
Realized gain distributions                                                                          59,476
Net change in unrealized appreciation (depreciation)                                                  3,058
                                                                                       --------------------
Net assets                                                                             $             97,839
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.86                 0   $             4               N/A              -0.3%
12/31/2014                        8.89                 1                 9               N/A               4.5%
12/31/2013                        8.50                 4                33               N/A              13.5%
12/31/2012                        7.49                 8                59               N/A              11.8%
12/31/2011                        6.70                11                74               N/A              -0.2%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.72                12   $            93              1.30%             -1.6%
12/31/2014                        7.84                16               123              1.30%              3.2%
12/31/2013                        7.60                29               218              1.30%             12.0%
12/31/2012                        6.79                49               335              1.30%             10.3%
12/31/2011                        6.15                67               412              1.30%             -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.6%
2014                               1.1%
2013                               1.3%
2012                               1.7%
2011                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       413,890   $       372,259            33,813
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (8)
                                                       ---------------
Net assets                                             $       413,882
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       185,700            20,431   $          9.09
Band B                                                         228,182            28,820              7.92
                                                       ---------------   ---------------
Total                                                  $       413,882            49,251
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,828
Mortality & expense charges and administrative fees (Band B)                                        (3,913)
                                                                                           ---------------
Net investment income (loss)                                                                         3,915
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            32,940
Realized gain distributions                                                                          2,436
Net change in unrealized appreciation (depreciation)                                               (40,175)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,799)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (884)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,915   $              4,384
Net realized gain (loss)                                                      32,940                  4,714
Realized gain distributions                                                    2,436                  9,160
Net change in unrealized appreciation (depreciation)                         (40,175)                 1,746
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (884)                20,004
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      35,024                 23,135
Cost of units redeemed                                                      (160,493)               (23,777)
Account charges                                                               (4,140)                (4,055)
                                                                --------------------   --------------------
Increase (decrease)                                                         (129,609)                (4,697)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (130,493)                15,307
Net assets, beginning                                                        544,375                529,068
                                                                --------------------   --------------------
Net assets, ending                                              $            413,882   $            544,375
                                                                ====================   ====================

Units sold                                                                     4,143                  2,600
Units redeemed                                                               (19,848)                (3,199)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,705)                  (599)
Units outstanding, beginning                                                  64,956                 65,555
                                                                --------------------   --------------------
Units outstanding, ending                                                     49,251                 64,956
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,268,420
Cost of units redeemed                                                                           (1,072,137)
Account charges                                                                                     (32,689)
Net investment income (loss)                                                                         59,508
Net realized gain (loss)                                                                             89,586
Realized gain distributions                                                                          59,563
Net change in unrealized appreciation (depreciation)                                                 41,631
                                                                                       --------------------
Net assets                                                                             $            413,882
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.09                20   $           186               N/A              -0.3%
12/31/2014                        9.12                20               184               N/A               4.7%
12/31/2013                        8.71                20               175               N/A              14.4%
12/31/2012                        7.61                25               192               N/A              12.2%
12/31/2011                        6.78                46               314               N/A              -0.4%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.92                29   $           228              1.30%             -1.6%
12/31/2014                        8.05                45               360              1.30%              3.3%
12/31/2013                        7.79                45               354              1.30%             12.9%
12/31/2012                        6.90                54               375              1.30%             10.8%
12/31/2011                        6.22                78               487              1.30%             -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.6%
2014                               1.7%
2013                               1.7%
2012                               1.6%
2011                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,114,811   $       987,850            89,611
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (34)
                                                       ---------------
Net assets                                             $     1,114,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       212,021            23,174   $          9.15
Band B                                                         902,756           113,273              7.97
                                                       ---------------   ---------------
Total                                                  $     1,114,777           136,447
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,202
Mortality & expense charges and administrative fees (Band B)                                       (11,960)
                                                                                           ---------------
Net investment income (loss)                                                                         9,242
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,910
Realized gain distributions                                                                          4,904
Net change in unrealized appreciation (depreciation)                                               (51,293)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,479)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (14,237)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,242   $              6,147
Net realized gain (loss)                                                      22,910                 27,151
Realized gain distributions                                                    4,904                 20,800
Net change in unrealized appreciation (depreciation)                         (51,293)               (10,824)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (14,237)                43,274
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      84,126                124,978
Cost of units redeemed                                                      (106,628)              (121,574)
Account charges                                                               (5,994)                (5,857)
                                                                --------------------   --------------------
Increase (decrease)                                                          (28,496)                (2,453)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (42,733)                40,821
Net assets, beginning                                                      1,157,510              1,116,689
                                                                --------------------   --------------------
Net assets, ending                                              $          1,114,777   $          1,157,510
                                                                ====================   ====================

Units sold                                                                    10,257                 14,983
Units redeemed                                                               (13,772)               (15,585)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,515)                  (602)
Units outstanding, beginning                                                 139,962                140,564
                                                                --------------------   --------------------
Units outstanding, ending                                                    136,447                139,962
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,712,451
Cost of units redeemed                                                                           (1,707,813)
Account charges                                                                                     (30,424)
Net investment income (loss)                                                                         84,784
Net realized gain (loss)                                                                           (187,662)
Realized gain distributions                                                                         116,480
Net change in unrealized appreciation (depreciation)                                                126,961
                                                                                       --------------------
Net assets                                                                             $          1,114,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.15                23   $           212               N/A              -0.3%
12/31/2014                        9.17                23               207               N/A               4.8%
12/31/2013                        8.75                18               159               N/A              16.0%
12/31/2012                        7.54                18               139               N/A              13.4%
12/31/2011                        6.65                17               113               N/A              -1.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.97               113   $           903              1.30%             -1.6%
12/31/2014                        8.10               117               950              1.30%              3.5%
12/31/2013                        7.82               122               958              1.30%             14.5%
12/31/2012                        6.83               100               682              1.30%             11.9%
12/31/2011                        6.11               127               777              1.30%             -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.9%
2014                               1.7%
2013                               2.0%
2012                               1.9%
2011                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       645,119   $       577,772            50,319
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (17)
                                                       ---------------
Net assets                                             $       645,102
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       167,289            17,371   $          9.63
Band B                                                         477,813            56,958              8.39
                                                       ---------------   ---------------
Total                                                  $       645,102            74,329
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        12,153
Mortality & expense charges and administrative fees (Band B)                                        (6,975)
                                                                                           ---------------
Net investment income (loss)                                                                         5,178
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,291
Realized gain distributions                                                                          3,809
Net change in unrealized appreciation (depreciation)                                               (44,640)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,540)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,362)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,178   $              4,808
Net realized gain (loss)                                                      29,291                 14,796
Realized gain distributions                                                    3,809                 16,224
Net change in unrealized appreciation (depreciation)                         (44,640)                (3,304)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,362)                32,524
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,931                 42,385
Cost of units redeemed                                                      (171,794)               (80,221)
Account charges                                                               (3,502)                (5,049)
                                                                --------------------   --------------------
Increase (decrease)                                                         (156,365)               (42,885)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (162,727)               (10,361)
Net assets, beginning                                                        807,829                818,190
                                                                --------------------   --------------------
Net assets, ending                                              $            645,102   $            807,829
                                                                ====================   ====================

Units sold                                                                     2,294                  4,924
Units redeemed                                                               (20,465)                (9,801)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,171)                (4,877)
Units outstanding, beginning                                                  92,500                 97,377
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,329                 92,500
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,343,956
Cost of units redeemed                                                                             (979,560)
Account charges                                                                                     (29,466)
Net investment income (loss)                                                                         57,767
Net realized gain (loss)                                                                             96,430
Realized gain distributions                                                                          88,628
Net change in unrealized appreciation (depreciation)                                                 67,347
                                                                                       --------------------
Net assets                                                                             $            645,102
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.63                17   $           167               N/A              -0.2%
12/31/2014                        9.65                18               172               N/A               5.1%
12/31/2013                        9.18                19               177               N/A              20.0%
12/31/2012                        7.66                22               167               N/A              15.1%
12/31/2011                        6.65                19               126               N/A              -2.1%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.39                57   $           478              1.30%             -1.5%
12/31/2014                        8.51                75               636              1.30%              3.7%
12/31/2013                        8.21                78               642              1.30%             18.4%
12/31/2012                        6.93                88               613              1.30%             13.6%
12/31/2011                        6.10                53               326              1.30%             -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.7%
2014                               1.6%
2013                               1.8%
2012                               2.3%
2011                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       913,706   $       809,554            72,053
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (60)
                                                       ---------------
Net assets                                             $       913,646
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       205,963            21,652   $          9.51
Band B                                                         707,683            85,406              8.29
                                                       ---------------   ---------------
Total                                                  $       913,646           107,058
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        16,416
Mortality & expense charges and administrative fees (Band B)                                        (9,695)
                                                                                           ---------------
Net investment income (loss)                                                                         6,721
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            33,027
Realized gain distributions                                                                          5,019
Net change in unrealized appreciation (depreciation)                                               (53,252)
                                                                                           ---------------
Net gain (loss)                                                                                    (15,206)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (8,485)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,721   $              5,390
Net realized gain (loss)                                                      33,027                 30,862
Realized gain distributions                                                    5,019                 18,784
Net change in unrealized appreciation (depreciation)                         (53,252)               (19,952)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (8,485)                35,084
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      55,087                210,202
Cost of units redeemed                                                      (135,221)              (158,430)
Account charges                                                               (5,391)                (5,287)
                                                                --------------------   --------------------
Increase (decrease)                                                          (85,525)                46,485
                                                                --------------------   --------------------
Net increase (decrease)                                                      (94,010)                81,569
Net assets, beginning                                                      1,007,656                926,087
                                                                --------------------   --------------------
Net assets, ending                                              $            913,646   $          1,007,656
                                                                ====================   ====================

Units sold                                                                     6,769                 24,932
Units redeemed                                                               (16,372)               (19,761)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,603)                 5,171
Units outstanding, beginning                                                 116,661                111,490
                                                                --------------------   --------------------
Units outstanding, ending                                                    107,058                116,661
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,670,025
Cost of units redeemed                                                                           (1,016,474)
Account charges                                                                                     (34,944)
Net investment income (loss)                                                                         59,910
Net realized gain (loss)                                                                             47,775
Realized gain distributions                                                                          83,202
Net change in unrealized appreciation (depreciation)                                                104,152
                                                                                       --------------------
Net assets                                                                             $            913,646
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.51                22   $           206               N/A              -0.2%
12/31/2014                        9.53                23               221               N/A               5.0%
12/31/2013                        9.08                21               194               N/A              21.7%
12/31/2012                        7.47                32               241               N/A              15.6%
12/31/2011                        6.46                32               209               N/A              -2.6%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.29                85   $           708              1.30%             -1.5%
12/31/2014                        8.41                93               786              1.30%              3.6%
12/31/2013                        8.12                90               732              1.30%             20.1%
12/31/2012                        6.76                89               602              1.30%             14.1%
12/31/2011                        5.93                58               346              1.30%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.7%
2014                               1.6%
2013                               1.7%
2012                               2.5%
2011                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        93,436   $        90,846             8,667
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        93,434
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        30,363             3,941   $          7.70
Band B                                                          63,071             9,398              6.71
                                                       ---------------   ---------------
Total                                                  $        93,434            13,339
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,707
Mortality & expense charges and administrative fees (Band B)                                        (1,106)
                                                                                           ---------------
Net investment income (loss)                                                                           601
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,323
Realized gain distributions                                                                            139
Net change in unrealized appreciation (depreciation)                                                (6,145)
                                                                                           ---------------
Net gain (loss)                                                                                       (683)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (82)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                601   $                980
Net realized gain (loss)                                                       5,323                  1,949
Realized gain distributions                                                      139                  1,711
Net change in unrealized appreciation (depreciation)                          (6,145)                   411
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (82)                 5,051
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         739                  4,524
Cost of units redeemed                                                       (78,088)               (28,002)
Account charges                                                                 (722)                  (991)
                                                                --------------------   --------------------
Increase (decrease)                                                          (78,071)               (24,469)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (78,153)               (19,418)
Net assets, beginning                                                        171,587                191,005
                                                                --------------------   --------------------
Net assets, ending                                              $             93,434   $            171,587
                                                                ====================   ====================

Units sold                                                                       102                    678
Units redeemed                                                               (11,039)                (4,073)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,937)                (3,395)
Units outstanding, beginning                                                  24,276                 27,671
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,339                 24,276
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,972,680
Cost of units redeemed                                                                           (2,954,473)
Account charges                                                                                     (41,345)
Net investment income (loss)                                                                         94,049
Net realized gain (loss)                                                                            (56,717)
Realized gain distributions                                                                          76,650
Net change in unrealized appreciation (depreciation)                                                  2,590
                                                                                       --------------------
Net assets                                                                             $             93,434
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.70                 4   $            30               N/A              -0.3%
12/31/2014                        7.73                 7                51               N/A               3.8%
12/31/2013                        7.45                 9                63               N/A               5.5%
12/31/2012                        7.06                10                72               N/A               6.5%
12/31/2011                        6.63                15               101               N/A               1.6%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.71                 9   $            63              1.30%             -1.6%
12/31/2014                        6.82                18               121              1.30%              2.4%
12/31/2013                        6.66                19               128              1.30%              4.2%
12/31/2012                        6.39                58               369              1.30%              5.1%
12/31/2011                        6.08                48               290              1.30%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               1.4%
2013                               0.9%
2012                               1.6%
2011                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,658,283   $     3,145,383            86,036
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,356)
                                                       ---------------
Net assets                                             $     5,656,927
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,954,177           294,661   $         10.03
Band B                                                       2,702,750           206,448             13.09
                                                       ---------------   ---------------
Total                                                  $     5,656,927           501,109
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        14,687
Mortality & expense charges and administrative fees (Band B)                                       (36,508)
                                                                                           ---------------
Net investment income (loss)                                                                       (21,821)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           489,843
Realized gain distributions                                                                        186,811
Net change in unrealized appreciation (depreciation)                                              (279,467)
                                                                                           ---------------
Net gain (loss)                                                                                    397,187
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       375,366
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (21,821)  $            (28,131)
Net realized gain (loss)                                                     489,843                324,529
Realized gain distributions                                                  186,811                      0
Net change in unrealized appreciation (depreciation)                        (279,467)               293,804
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            375,366                590,202
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     210,559                414,253
Cost of units redeemed                                                      (967,936)              (680,310)
Account charges                                                              (50,935)               (50,656)
                                                                --------------------   --------------------
Increase (decrease)                                                         (808,312)              (316,713)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (432,946)               273,489
Net assets, beginning                                                      6,089,873              5,816,384
                                                                --------------------   --------------------
Net assets, ending                                              $          5,656,927   $          6,089,873
                                                                ====================   ====================

Units sold                                                                    21,990                 40,624
Units redeemed                                                               (91,663)               (70,526)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (69,673)               (29,902)
Units outstanding, beginning                                                 570,782                600,684
                                                                --------------------   --------------------
Units outstanding, ending                                                    501,109                570,782
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         44,823,904
Cost of units redeemed                                                                          (39,843,809)
Account charges                                                                                  (1,678,351)
Net investment income (loss)                                                                      1,025,263
Net realized gain (loss)                                                                         (1,433,732)
Realized gain distributions                                                                         250,752
Net change in unrealized appreciation (depreciation)                                              2,512,900
                                                                                       --------------------
Net assets                                                                             $          5,656,927
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.03               295   $         2,954               N/A               7.2%
12/31/2014                        9.35               322             3,015               N/A              11.3%
12/31/2013                        8.40               332             2,792               N/A              36.3%
12/31/2012                        6.16               448             2,760               N/A              14.7%
12/31/2011                        5.38               557             2,994               N/A               0.2%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.09               206   $         2,703              1.30%              5.8%
12/31/2014                       12.38               248             3,075              1.30%              9.9%
12/31/2013                       11.26               268             3,024              1.30%             34.6%
12/31/2012                        8.37               337             2,824              1.30%             13.2%
12/31/2011                        7.39               383             2,834              1.30%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.3%
2014                               0.2%
2013                               0.3%
2012                               0.6%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,065,476   $     3,542,114           619,321
                                                                         ===============   ===============
Receivables: investments sold                                      166
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,065,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       922,033           107,581   $          8.57
Band B                                                       2,143,609           205,458             10.43
                                                       ---------------   ---------------
Total                                                  $     3,065,642           313,039
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       215,125
Mortality & expense charges and administrative fees (Band B)                                       (31,369)
                                                                                           ---------------
Net investment income (loss)                                                                       183,756
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (29,764)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (285,809)
                                                                                           ---------------
Net gain (loss)                                                                                   (315,573)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (131,817)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            183,756   $            194,392
Net realized gain (loss)                                                     (29,764)                33,025
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (285,809)              (200,238)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (131,817)                27,179
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     259,717                406,231
Cost of units redeemed                                                      (942,716)              (926,991)
Account charges                                                              (27,661)               (32,623)
                                                                --------------------   --------------------
Increase (decrease)                                                         (710,660)              (553,383)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (842,477)              (526,204)
Net assets, beginning                                                      3,908,119              4,434,323
                                                                --------------------   --------------------
Net assets, ending                                              $          3,065,642   $          3,908,119
                                                                ====================   ====================

Units sold                                                                    27,973                 39,482
Units redeemed                                                               (97,043)               (94,309)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (69,070)               (54,827)
Units outstanding, beginning                                                 382,109                436,936
                                                                --------------------   --------------------
Units outstanding, ending                                                    313,039                382,109
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         38,197,058
Cost of units redeemed                                                                          (38,443,925)
Account charges                                                                                    (714,592)
Net investment income (loss)                                                                      5,291,190
Net realized gain (loss)                                                                           (787,451)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (476,638)
                                                                                       --------------------
Net assets                                                                             $          3,065,642
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.57               108   $           922               N/A              -3.6%
12/31/2014                        8.89               136             1,212               N/A               1.2%
12/31/2013                        8.79               167             1,464               N/A               5.9%
12/31/2012                        8.30               232             1,926               N/A              14.2%
12/31/2011                        7.26               187             1,360               N/A               4.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.43               205   $         2,144              1.30%             -4.9%
12/31/2014                       10.97               246             2,696              1.30%             -0.2%
12/31/2013                       10.98               270             2,970              1.30%              4.6%
12/31/2012                       10.50               356             3,742              1.30%             12.7%
12/31/2011                        9.32               263             2,454              1.30%              2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               6.2%
2014                               5.5%
2013                               5.1%
2012                               6.3%
2011                               5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP INDEX 500 PORTFOLIO INITIAL CLASS - 922175302

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,944,526   $     9,350,762            62,698
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,635)
                                                       ---------------
Net assets                                             $    12,942,891
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,454,647           529,513   $         10.30
Band B                                                       7,488,244           590,445             12.68
                                                       ---------------   ---------------
Total                                                  $    12,942,891         1,119,958
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       267,136
Mortality & expense charges and administrative fees (Band B)                                      (104,506)
                                                                                           ---------------
Net investment income (loss)                                                                       162,630
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           995,892
Realized gain distributions                                                                          9,429
Net change in unrealized appreciation (depreciation)                                            (1,071,133)
                                                                                           ---------------
Net gain (loss)                                                                                    (65,812)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        96,818
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            162,630   $            (54,435)
Net realized gain (loss)                                                     995,892             10,560,646
Realized gain distributions                                                    9,429                 13,098
Net change in unrealized appreciation (depreciation)                      (1,071,133)            (6,869,259)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             96,818              3,650,050
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     767,558              2,243,815
Cost of units redeemed                                                    (2,869,847)           (35,899,964)
Account charges                                                             (104,555)              (209,340)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,206,844)           (33,865,489)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,110,026)           (30,215,439)
Net assets, beginning                                                     15,052,917             45,268,356
                                                                --------------------   --------------------
Net assets, ending                                              $         12,942,891   $         15,052,917
                                                                ====================   ====================

Units sold                                                                    68,016                217,145
Units redeemed                                                              (254,176)            (3,073,708)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (186,160)            (2,856,563)
Units outstanding, beginning                                               1,306,118              4,162,681
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,119,958              1,306,118
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        167,496,935
Cost of units redeemed                                                                         (175,637,005)
Account charges                                                                                  (5,805,814)
Net investment income (loss)                                                                      6,345,459
Net realized gain (loss)                                                                         11,954,604
Realized gain distributions                                                                       4,994,948
Net change in unrealized appreciation (depreciation)                                              3,593,764
                                                                                       --------------------
Net assets                                                                             $         12,942,891
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.30               530   $         5,455               N/A               1.3%
12/31/2014                       10.17               600             6,097               N/A              13.6%
12/31/2013                        8.95               768             6,876               N/A              32.2%
12/31/2012                        6.77               917             6,206               N/A              15.9%
12/31/2011                        5.84             1,158             6,763               N/A               2.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.68               590   $         7,488              1.30%              0.0%
12/31/2014                       12.68               706             8,956              1.30%             12.1%
12/31/2013                       11.31             3,394            38,392              1.30%             30.5%
12/31/2012                        8.66             3,971            34,407              1.30%             14.4%
12/31/2011                        7.57             5,053            38,265              1.30%              0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.9%
2014                               0.8%
2013                               1.8%
2012                               2.0%
2011                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,794,795   $     2,258,164           146,464
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (242)
                                                       ---------------
Net assets                                             $     2,794,553
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       877,798            96,784   $          9.07
Band B                                                       1,916,755           169,052             11.34
                                                       ---------------   ---------------
Total                                                  $     2,794,553           265,836
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        39,075
Mortality & expense charges and administrative fees (Band B)                                       (25,907)
                                                                                           ---------------
Net investment income (loss)                                                                        13,168
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           142,537
Realized gain distributions                                                                          2,882
Net change in unrealized appreciation (depreciation)                                               (76,397)
                                                                                           ---------------
Net gain (loss)                                                                                     69,022
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        82,190
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,168   $             12,925
Net realized gain (loss)                                                     142,537                129,638
Realized gain distributions                                                    2,882                    858
Net change in unrealized appreciation (depreciation)                         (76,397)              (448,403)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             82,190               (304,982)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     319,271                170,090
Cost of units redeemed                                                      (540,495)              (471,716)
Account charges                                                              (16,249)               (19,665)
                                                                --------------------   --------------------
Increase (decrease)                                                         (237,473)              (321,291)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (155,283)              (626,273)
Net assets, beginning                                                      2,949,836              3,576,109
                                                                --------------------   --------------------
Net assets, ending                                              $          2,794,553   $          2,949,836
                                                                ====================   ====================

Units sold                                                                    28,962                 18,064
Units redeemed                                                               (51,661)               (47,922)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,699)               (29,858)
Units outstanding, beginning                                                 288,535                318,393
                                                                --------------------   --------------------
Units outstanding, ending                                                    265,836                288,535
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        333,446,967
Cost of units redeemed                                                                         (333,229,613)
Account charges                                                                                  (1,536,962)
Net investment income (loss)                                                                      1,308,975
Net realized gain (loss)                                                                         (5,223,864)
Realized gain distributions                                                                       7,492,419
Net change in unrealized appreciation (depreciation)                                                536,631
                                                                                       --------------------
Net assets                                                                             $          2,794,553
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.07                97   $           878               N/A               3.6%
12/31/2014                        8.75               107               933               N/A              -8.1%
12/31/2013                        9.52               116             1,108               N/A              30.4%
12/31/2012                        7.30               155             1,131               N/A              20.7%
12/31/2011                        6.05               192             1,162               N/A             -17.2%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.34               169   $         1,917              1.30%              2.3%
12/31/2014                       11.08               182             2,017              1.30%             -9.3%
12/31/2013                       12.22               202             2,468              1.30%             28.8%
12/31/2012                        9.49               237             2,248              1.30%             19.2%
12/31/2011                        7.96               313             2,494              1.30%            -18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.4%
2014                               1.3%
2013                               1.3%
2012                               1.8%
2011                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       545,550   $       587,086            17,138
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (19)
                                                       ---------------
Net assets                                             $       545,531
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        50,235             4,154   $         12.09
Band B                                                         495,296            44,664             11.09
                                                       ---------------   ---------------
Total                                                  $       545,531            48,818
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,452
Mortality & expense charges and administrative fees (Band B)                                        (7,287)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,835)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,547
Realized gain distributions                                                                         82,470
Net change in unrealized appreciation (depreciation)                                               (88,765)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,748)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,583)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,835)  $            (69,109)
Net realized gain (loss)                                                       2,547              3,846,040
Realized gain distributions                                                   82,470                183,283
Net change in unrealized appreciation (depreciation)                         (88,765)            (3,461,420)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,583)               498,794
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     153,763                509,020
Cost of units redeemed                                                      (285,289)           (11,703,153)
Account charges                                                               (2,651)               (37,466)
                                                                --------------------   --------------------
Increase (decrease)                                                         (134,177)           (11,231,599)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (143,760)           (10,732,805)
Net assets, beginning                                                        689,291             11,422,096
                                                                --------------------   --------------------
Net assets, ending                                              $            545,531   $            689,291
                                                                ====================   ====================

Units sold                                                                    14,477                 49,949
Units redeemed                                                               (25,677)            (1,034,871)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,200)              (984,922)
Units outstanding, beginning                                                  60,018              1,044,940
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,818                 60,018
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         18,954,077
Cost of units redeemed                                                                          (27,094,625)
Account charges                                                                                    (545,786)
Net investment income (loss)                                                                       (675,937)
Net realized gain (loss)                                                                          7,428,428
Realized gain distributions                                                                       2,520,910
Net change in unrealized appreciation (depreciation)                                                (41,536)
                                                                                       --------------------
Net assets                                                                             $            545,531
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.09                 4   $            50               N/A              -1.6%
12/31/2014                       12.29                 4                54               N/A               6.0%
12/31/2013                       11.59                29               341               N/A              35.9%
12/31/2012                        8.53                30               254               N/A              14.6%
12/31/2011                        7.45                39               290               N/A             -10.9%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.09                45   $           495              1.30%             -2.9%
12/31/2014                       11.42                56               635              1.30%              4.7%
12/31/2013                       10.91             1,016            11,081              1.30%             34.1%
12/31/2012                        8.14             1,142             9,288              1.30%             13.1%
12/31/2011                        7.19             1,697            12,212              1.30%            -12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.2%
2014                               0.0%
2013                               0.3%
2012                               0.3%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TEMPLETON GLOBAL BOND VIP FUND 1 CLASS - 355150707

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,792,310   $     2,079,411           109,632
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (896)
                                                       ---------------
Net assets                                             $     1,791,414
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       153,362            19,425   $          7.90
Band B                                                       1,638,052           229,226              7.15
                                                       ---------------   ---------------
Total                                                  $     1,791,414           248,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       164,429
Mortality & expense charges and administrative fees (Band B)                                       (23,614)
                                                                                           ---------------
Net investment income (loss)                                                                       140,815
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (54,993)
Realized gain distributions                                                                         10,350
Net change in unrealized appreciation (depreciation)                                              (207,645)
                                                                                           ---------------
Net gain (loss)                                                                                   (252,288)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (111,473)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            140,815   $            103,670
Net realized gain (loss)                                                     (54,993)                (5,047)
Realized gain distributions                                                   10,350                      0
Net change in unrealized appreciation (depreciation)                        (207,645)               (67,864)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (111,473)                30,759
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      96,356                345,658
Cost of units redeemed                                                      (509,802)              (591,790)
Account charges                                                               (8,429)               (11,275)
                                                                --------------------   --------------------
Increase (decrease)                                                         (421,875)              (257,407)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (533,348)              (226,648)
Net assets, beginning                                                      2,324,762              2,551,410
                                                                --------------------   --------------------
Net assets, ending                                              $          1,791,414   $          2,324,762
                                                                ====================   ====================

Units sold                                                                    12,796                 45,965
Units redeemed                                                               (68,346)               (79,003)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (55,550)               (33,038)
Units outstanding, beginning                                                 304,201                337,239
                                                                --------------------   --------------------
Units outstanding, ending                                                    248,651                304,201
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,981,108
Cost of units redeemed                                                                           (3,638,291)
Account charges                                                                                     (73,661)
Net investment income (loss)                                                                        676,091
Net realized gain (loss)                                                                             68,176
Realized gain distributions                                                                          65,092
Net change in unrealized appreciation (depreciation)                                               (287,101)
                                                                                       --------------------
Net assets                                                                             $          1,791,414
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.90                19   $           153               N/A              -4.1%
12/31/2014                        8.23                41               341               N/A               2.1%
12/31/2013                        8.06                45               363               N/A               1.9%
12/31/2012                        7.91                51               405               N/A              15.3%
12/31/2011                        6.86                61               422               N/A              -0.6%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.15               229   $         1,638              1.30%             -5.3%
12/31/2014                        7.55               263             1,984              1.30%              0.8%
12/31/2013                        7.49               292             2,188              1.30%              0.6%
12/31/2012                        7.45               327             2,432              1.30%             13.8%
12/31/2011                        6.54               326             2,135              1.30%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               8.0%
2014                               5.4%
2013                               4.9%
2012                               6.4%
2011                               5.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND 1 CLASS - 355150236

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       332,860   $       369,462            48,947
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (11)
                                                       ---------------
Net assets                                             $       332,849
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        24,574             3,686   $          6.67
Band B                                                         308,275            51,087              6.03
                                                       ---------------   ---------------
Total                                                  $       332,849            54,773
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        11,670
Mortality & expense charges and administrative fees (Band B)                                        (4,432)
                                                                                           ---------------
Net investment income (loss)                                                                         7,238
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,026)
Realized gain distributions                                                                            585
Net change in unrealized appreciation (depreciation)                                               (32,516)
                                                                                           ---------------
Net gain (loss)                                                                                    (32,957)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,719)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,238   $              5,945
Net realized gain (loss)                                                      (1,026)                 4,128
Realized gain distributions                                                      585                    296
Net change in unrealized appreciation (depreciation)                         (32,516)                (4,078)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,719)                 6,291
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,592                123,168
Cost of units redeemed                                                       (28,097)               (75,179)
Account charges                                                               (2,087)                (2,061)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,592)                45,928
                                                                --------------------   --------------------
Net increase (decrease)                                                      (47,311)                52,219
Net assets, beginning                                                        380,160                327,941
                                                                --------------------   --------------------
Net assets, ending                                              $            332,849   $            380,160
                                                                ====================   ====================

Units sold                                                                     1,310                 18,400
Units redeemed                                                                (4,719)               (11,489)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,409)                 6,911
Units outstanding, beginning                                                  58,182                 51,271
                                                                --------------------   --------------------
Units outstanding, ending                                                     54,773                 58,182
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            739,265
Cost of units redeemed                                                                             (488,855)
Account charges                                                                                     (13,466)
Net investment income (loss)                                                                         64,926
Net realized gain (loss)                                                                               (625)
Realized gain distributions                                                                          68,206
Net change in unrealized appreciation (depreciation)                                                (36,602)
                                                                                       --------------------
Net assets                                                                             $            332,849
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.67                 4   $            25               N/A              -5.9%
12/31/2014                        7.09                 4                25               N/A               3.1%
12/31/2013                        6.88                 1                 6               N/A              24.1%
12/31/2012                        5.54                 1                 6               N/A              15.6%
12/31/2011                        4.79                 1                 7               N/A              -1.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.03                51   $           308              1.30%             -7.1%
12/31/2014                        6.50                55               355              1.30%              1.7%
12/31/2013                        6.39                50               322              1.30%             22.5%
12/31/2012                        5.21                66               344              1.30%             14.1%
12/31/2011                        4.57                71               326              1.30%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.3%
2014                               3.0%
2013                              13.8%
2012                               2.9%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 TEMPLETON FOREIGN VIP FUND 2 CLASS - 355150392

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,309,182   $    22,374,531         1,768,354
                                                                         ===============   ===============
Receivables: investments sold                                   33,102
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    23,342,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,040,057           129,619   $          8.02
Band B                                                      22,302,227         3,031,166              7.36
                                                       ---------------   ---------------
Total                                                  $    23,342,284         3,160,785
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       785,660
Mortality & expense charges and administrative fees (Band B)                                      (321,963)
                                                                                           ---------------
Net investment income (loss)                                                                       463,697
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           919,372
Realized gain distributions                                                                        802,458
Net change in unrealized appreciation (depreciation)                                            (4,289,210)
                                                                                           ---------------
Net gain (loss)                                                                                 (2,567,380)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (2,103,683)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            463,697   $            192,046
Net realized gain (loss)                                                     919,372              1,464,335
Realized gain distributions                                                  802,458                      0
Net change in unrealized appreciation (depreciation)                      (4,289,210)            (5,326,783)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (2,103,683)            (3,670,402)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,278,873              4,708,329
Cost of units redeemed                                                    (5,435,829)            (8,338,423)
Account charges                                                             (160,252)              (213,252)
                                                                --------------------   --------------------
Increase (decrease)                                                         (317,208)            (3,843,346)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,420,891)            (7,513,748)
Net assets, beginning                                                     25,763,175             33,276,923
                                                                --------------------   --------------------
Net assets, ending                                              $         23,342,284   $         25,763,175
                                                                ====================   ====================

Units sold                                                                   671,860                538,680
Units redeemed                                                              (735,071)              (970,184)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (63,211)              (431,504)
Units outstanding, beginning                                               3,223,996              3,655,500
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,160,785              3,223,996
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         56,895,927
Cost of units redeemed                                                                          (41,964,956)
Account charges                                                                                  (1,563,247)
Net investment income (loss)                                                                      1,760,653
Net realized gain (loss)                                                                          6,476,798
Realized gain distributions                                                                         802,458
Net change in unrealized appreciation (depreciation)                                                934,651
                                                                                       --------------------
Net assets                                                                             $         23,342,284
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.02               130   $         1,040               N/A              -6.5%
12/31/2014                        8.58               104               888               N/A             -11.1%
12/31/2013                        9.66               102               982               N/A              23.0%
12/31/2012                        7.85               113               889               N/A              18.2%
12/31/2011                        6.64                97               645               N/A             -10.6%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.36             3,031   $        22,302              1.30%             -7.7%
12/31/2014                        7.97             3,120            24,875              1.30%            -12.3%
12/31/2013                        9.09             3,554            32,295              1.30%             21.4%
12/31/2012                        7.49             4,318            32,326              1.30%             16.7%
12/31/2011                        6.42             4,136            26,531              1.30%            -11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.2%
2014                               1.9%
2013                               2.4%
2012                               3.3%
2011                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              FRANKLIN SMALL CAP VALUE VIP FUND 1 CLASS - 355150673

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,180,373   $    10,444,448           507,061
                                                                         ===============   ===============
Receivables: investments sold                                    7,589
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,187,962
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       399,512            49,086   $          8.14
Band B                                                       8,788,450         1,193,060              7.37
                                                       ---------------   ---------------
Total                                                  $     9,187,962         1,242,146
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       108,667
Mortality & expense charges and administrative fees (Band B)                                      (141,034)
                                                                                           ---------------
Net investment income (loss)                                                                       (32,367)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            31,737
Realized gain distributions                                                                      1,724,073
Net change in unrealized appreciation (depreciation)                                            (2,561,871)
                                                                                           ---------------
Net gain (loss)                                                                                   (806,061)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (838,428)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (32,367)  $            (58,309)
Net realized gain (loss)                                                      31,737                317,937
Realized gain distributions                                                1,724,073              1,047,462
Net change in unrealized appreciation (depreciation)                      (2,561,871)            (1,381,406)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (838,428)               (74,316)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     973,880              1,876,976
Cost of units redeemed                                                    (4,239,580)            (3,736,532)
Account charges                                                              (69,062)               (98,030)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,334,762)            (1,957,586)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,173,190)            (2,031,902)
Net assets, beginning                                                     13,361,152             15,393,054
                                                                --------------------   --------------------
Net assets, ending                                              $          9,187,962   $         13,361,152
                                                                ====================   ====================

Units sold                                                                   139,290                241,267
Units redeemed                                                              (554,633)              (486,249)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (415,343)              (244,982)
Units outstanding, beginning                                               1,657,489              1,902,471
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,242,146              1,657,489
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         17,172,548
Cost of units redeemed                                                                           (9,608,983)
Account charges                                                                                    (227,014)
Net investment income (loss)                                                                       (188,161)
Net realized gain (loss)                                                                            526,976
Realized gain distributions                                                                       2,776,671
Net change in unrealized appreciation (depreciation)                                             (1,264,075)
                                                                                       --------------------
Net assets                                                                             $          9,187,962
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.14                49   $           400               N/A              -7.2%
12/31/2014                        8.77                47               414               N/A               0.9%
12/31/2013                        8.69                52               449               N/A              36.5%
12/31/2012                        6.37                 3                21               N/A              18.8%
12/31/2011                        5.36                 2                11               N/A              -3.5%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.37             1,193   $         8,788              1.30%             -8.4%
12/31/2014                        8.04             1,610            12,947              1.30%             -0.4%
12/31/2013                        8.07             1,851            14,944              1.30%             34.7%
12/31/2012                        5.99                37               224              1.30%             17.2%
12/31/2011                        5.11                44               227              1.30%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.0%
2014                               0.8%
2013                               0.1%
2012                               0.9%
2011                               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE CLASS - 380987693

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    24,123,715   $    24,123,714        24,139,810
                                                                         ===============   ===============
Receivables: investments sold                                   16,095
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    24,139,810
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,852,970           770,591   $          5.00
Band B                                                      20,286,840         4,060,389              5.00
                                                       ---------------   ---------------
Total                                                  $    24,139,810         4,830,980
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            72
Mortality & expense charges and administrative fees (Band B)                                       (14,635)
                                                                                           ---------------
Net investment income (loss)                                                                       (14,563)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     1
                                                                                           ---------------
Net gain (loss)                                                                                          1
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (14,562)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (14,563)  $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               1                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (14,562)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  25,883,165                      0
Cost of units redeemed                                                    (1,721,108)                     0
Account charges                                                               (7,685)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                       24,154,372                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                   24,139,810                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         24,139,810   $                  0
                                                                ====================   ====================

Units sold                                                                 5,191,100                      0
Units redeemed                                                              (360,120)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,830,980                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,830,980                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         25,883,165
Cost of units redeemed                                                                           (1,721,108)
Account charges                                                                                      (7,685)
Net investment income (loss)                                                                        (14,563)
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      1
                                                                                       --------------------
Net assets                                                                             $         24,139,810
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.00               771   $         3,853               N/A               0.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.00             4,060   $        20,287              1.30%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       294,513   $       233,047            54,732
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (55)
                                                       ---------------
Net assets                                             $       294,458
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       153,741            20,585   $          7.47
Band B                                                         140,717            19,774              7.12
                                                       ---------------   ---------------
Total                                                  $       294,458            40,359
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                        (2,607)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,607)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            69,329
Realized gain distributions                                                                         23,581
Net change in unrealized appreciation (depreciation)                                               (77,350)
                                                                                           ---------------
Net gain (loss)                                                                                     15,560
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,953
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,607)  $             (3,291)
Net realized gain (loss)                                                      69,329                 10,480
Realized gain distributions                                                   23,581                      0
Net change in unrealized appreciation (depreciation)                         (77,350)                24,442
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,953                 31,631
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,962                 19,685
Cost of units redeemed                                                      (191,744)               (32,672)
Account charges                                                               (3,026)                (3,546)
                                                                --------------------   --------------------
Increase (decrease)                                                         (184,808)               (16,533)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (171,855)                15,098
Net assets, beginning                                                        466,313                451,215
                                                                --------------------   --------------------
Net assets, ending                                              $            294,458   $            466,313
                                                                ====================   ====================

Units sold                                                                     1,326                  2,844
Units redeemed                                                               (25,409)                (5,300)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,083)                (2,456)
Units outstanding, beginning                                                  64,442                 66,898
                                                                --------------------   --------------------
Units outstanding, ending                                                     40,359                 64,442
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            727,050
Cost of units redeemed                                                                             (593,068)
Account charges                                                                                     (13,640)
Net investment income (loss)                                                                        (10,824)
Net realized gain (loss)                                                                             99,715
Realized gain distributions                                                                          23,759
Net change in unrealized appreciation (depreciation)                                                 61,466
                                                                                       --------------------
Net assets                                                                             $            294,458
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.47                21   $           154               N/A               1.2%
12/31/2014                        7.38                28               209               N/A               8.0%
12/31/2013                        6.83                29               197               N/A              37.0%
12/31/2012                        4.99                38               190               N/A              -0.2%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.12                20   $           141              1.30%             -0.1%
12/31/2014                        7.12                36               257              1.30%              6.6%
12/31/2013                        6.68                38               254              1.30%             35.2%
12/31/2012                        4.94                59               289              1.30%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.4%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        19,051   $        22,328               569
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        19,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         1,493               148   $         10.09
Band B                                                          17,558             1,898              9.25
                                                       ---------------   ---------------
Total                                                  $        19,051             2,046
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           184
Mortality & expense charges and administrative fees (Band B)                                          (496)
                                                                                           ---------------
Net investment income (loss)                                                                          (312)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,656
Realized gain distributions                                                                          2,110
Net change in unrealized appreciation (depreciation)                                               (10,111)
                                                                                           ---------------
Net gain (loss)                                                                                       (345)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (657)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (312)  $               (175)
Net realized gain (loss)                                                       7,656                    355
Realized gain distributions                                                    2,110                     89
Net change in unrealized appreciation (depreciation)                         (10,111)                 1,757
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (657)                 2,026
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         244                 48,977
Cost of units redeemed                                                       (45,797)                  (597)
Account charges                                                                 (242)                  (106)
                                                                --------------------   --------------------
Increase (decrease)                                                          (45,795)                48,274
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,452)                50,300
Net assets, beginning                                                         65,503                 15,203
                                                                --------------------   --------------------
Net assets, ending                                              $             19,051   $             65,503
                                                                ====================   ====================

Units sold                                                                        25                  4,984
Units redeemed                                                                (4,514)                   (72)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,489)                 4,912
Units outstanding, beginning                                                   6,535                  1,623
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,046                  6,535
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             92,906
Cost of units redeemed                                                                              (81,206)
Account charges                                                                                        (450)
Net investment income (loss)                                                                           (650)
Net realized gain (loss)                                                                              9,529
Realized gain distributions                                                                           2,199
Net change in unrealized appreciation (depreciation)                                                 (3,277)
                                                                                       --------------------
Net assets                                                                             $             19,051
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.09                 0   $             1               N/A              -6.0%
12/31/2014                       10.73                 0                 5               N/A               7.8%
12/31/2013                        9.95                 0                 0               N/A              28.9%
12/31/2012                        7.72                 0                 0               N/A              13.6%
12/31/2011                        6.79                 0                 1               N/A              -0.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.25                 2   $            18              1.30%             -7.2%
12/31/2014                        9.97                 6                61              1.30%              6.5%
12/31/2013                        9.37                 2                15              1.30%             27.3%
12/31/2012                        7.36                 2                13              1.30%             12.1%
12/31/2011                        6.56                 2                12              1.30%             -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               0.3%
2013                               1.2%
2012                               0.9%
2011                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       551,054   $       548,955            16,676
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (27)
                                                       ---------------
Net assets                                             $       551,027
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        83,189             8,939   $          9.31
Band B                                                         467,838            54,823              8.53
                                                       ---------------   ---------------
Total                                                  $       551,027            63,762
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,954
Mortality & expense charges and administrative fees (Band B)                                        (7,501)
                                                                                           ---------------
Net investment income (loss)                                                                           453
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            38,490
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (58,693)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,203)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (19,750)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                453   $           (199,509)
Net realized gain (loss)                                                      38,490             12,678,385
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (58,693)           (10,749,600)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (19,750)             1,729,276
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      80,922              1,544,264
Cost of units redeemed                                                      (226,617)           (38,432,643)
Account charges                                                               (3,622)              (119,149)
                                                                --------------------   --------------------
Increase (decrease)                                                         (149,317)           (37,007,528)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (169,067)           (35,278,252)
Net assets, beginning                                                        720,094             35,998,346
                                                                --------------------   --------------------
Net assets, ending                                              $            551,027   $            720,094
                                                                ====================   ====================

Units sold                                                                     9,354                182,373
Units redeemed                                                               (26,057)            (4,101,125)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,703)            (3,918,752)
Units outstanding, beginning                                                  80,465              3,999,217
                                                                --------------------   --------------------
Units outstanding, ending                                                     63,762                 80,465
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         47,815,334
Cost of units redeemed                                                                          (62,359,351)
Account charges                                                                                  (1,199,358)
Net investment income (loss)                                                                         18,687
Net realized gain (loss)                                                                         16,273,616
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                  2,099
                                                                                       --------------------
Net assets                                                                             $            551,027
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.31                 9   $            83               N/A              -2.6%
12/31/2014                        9.56                 8                81               N/A               0.1%
12/31/2013                        9.55               112             1,067               N/A              18.7%
12/31/2012                        8.04               121               974               N/A              15.3%
12/31/2011                        6.98                91               633               N/A              -7.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.53                55   $           468              1.30%             -3.9%
12/31/2014                        8.88                72               639              1.30%             -1.2%
12/31/2013                        8.99             3,887            34,931              1.30%             17.2%
12/31/2012                        7.67             4,266            32,713              1.30%             13.8%
12/31/2011                        6.74             3,440            23,189              1.30%             -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               0.1%
2013                               1.0%
2012                               1.5%
2011                               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       167,755   $       127,030             7,208
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $       167,751
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        34,962             4,231   $          8.26
Band B                                                         132,789            17,077              7.78
                                                       ---------------   ---------------
Total                                                  $       167,751            21,308
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,902
Mortality & expense charges and administrative fees (Band B)                                        (2,348)
                                                                                           ---------------
Net investment income (loss)                                                                           554
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            74,457
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (67,671)
                                                                                           ---------------
Net gain (loss)                                                                                      6,786
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,340
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                554   $              2,587
Net realized gain (loss)                                                      74,457                 18,112
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (67,671)                15,932
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,340                 36,631
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,370                 15,883
Cost of units redeemed                                                      (182,627)               (62,401)
Account charges                                                               (1,595)                (2,376)
                                                                --------------------   --------------------
Increase (decrease)                                                         (164,852)               (48,894)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (157,512)               (12,263)
Net assets, beginning                                                        325,263                337,526
                                                                --------------------   --------------------
Net assets, ending                                              $            167,751   $            325,263
                                                                ====================   ====================

Units sold                                                                     4,847                  2,196
Units redeemed                                                               (25,026)                (8,930)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,179)                (6,734)
Units outstanding, beginning                                                  41,487                 48,221
                                                                --------------------   --------------------
Units outstanding, ending                                                     21,308                 41,487
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            634,496
Cost of units redeemed                                                                             (637,877)
Account charges                                                                                     (12,165)
Net investment income (loss)                                                                          8,919
Net realized gain (loss)                                                                            133,653
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 40,725
                                                                                       --------------------
Net assets                                                                             $            167,751
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.26                 4   $            35               N/A               2.1%
12/31/2014                        8.10                13               108               N/A              12.8%
12/31/2013                        7.18                14                98               N/A              31.0%
12/31/2012                        5.48                16                88               N/A              18.7%
12/31/2011                        4.61                20                92               N/A              -7.8%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.78                17   $           133              1.30%              0.7%
12/31/2014                        7.72                28               217              1.30%             11.4%
12/31/2013                        6.93                35               240              1.30%             29.3%
12/31/2012                        5.36                58               310              1.30%             17.2%
12/31/2011                        4.57                73               334              1.30%             -8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.2%
2014                               1.7%
2013                               2.1%
2012                               2.2%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I CLASS - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,974,770   $     1,760,766            62,195
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (53)
                                                       ---------------
Net assets                                             $     1,974,717
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       483,406            34,665   $         13.95
Band B                                                       1,491,311            96,446             15.46
                                                       ---------------   ---------------
Total                                                  $     1,974,717           131,111
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (16,547)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,547)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           145,652
Realized gain distributions                                                                        164,669
Net change in unrealized appreciation (depreciation)                                              (295,484)
                                                                                           ---------------
Net gain (loss)                                                                                     14,837
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,710)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,547)  $             (9,179)
Net realized gain (loss)                                                     145,652                 83,995
Realized gain distributions                                                  164,669                 45,865
Net change in unrealized appreciation (depreciation)                        (295,484)                80,949
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,710)               201,630
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     903,587                286,752
Cost of units redeemed                                                      (272,274)              (197,306)
Account charges                                                              (10,978)                (8,616)
                                                                --------------------   --------------------
Increase (decrease)                                                          620,335                 80,830
                                                                --------------------   --------------------
Net increase (decrease)                                                      618,625                282,460
Net assets, beginning                                                      1,356,092              1,073,632
                                                                --------------------   --------------------
Net assets, ending                                              $          1,974,717   $          1,356,092
                                                                ====================   ====================

Units sold                                                                    59,397                 20,204
Units redeemed                                                               (21,556)               (15,303)
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,841                  4,901
Units outstanding, beginning                                                  93,270                 88,369
                                                                --------------------   --------------------
Units outstanding, ending                                                    131,111                 93,270
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,543,264
Cost of units redeemed                                                                           (3,405,167)
Account charges                                                                                    (150,106)
Net investment income (loss)                                                                        (72,927)
Net realized gain (loss)                                                                            366,033
Realized gain distributions                                                                         479,616
Net change in unrealized appreciation (depreciation)                                                214,004
                                                                                       --------------------
Net assets                                                                             $          1,974,717
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.95                35   $           483               N/A               3.2%
12/31/2014                       13.52                36               488               N/A              19.7%
12/31/2013                       11.30                40               452               N/A              40.5%
12/31/2012                        8.04                49               396               N/A              20.9%
12/31/2011                        6.65                61               408               N/A               3.9%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         15.46                96   $         1,491              1.30%              1.8%
12/31/2014                       15.18                57               868              1.30%             18.1%
12/31/2013                       12.85                48               622              1.30%             38.7%
12/31/2012                        9.27                37               346              1.30%             19.3%
12/31/2011                        7.77                46               355              1.30%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.7%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    25,924,466   $    24,259,176         1,586,255
                                                                         ===============   ===============
Receivables: investments sold                                   26,691
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    25,951,157
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,399,254            75,695   $         18.49
Band B                                                      24,551,903         1,676,511             14.64
                                                       ---------------   ---------------
Total                                                  $    25,951,157         1,752,206
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       944,507
Mortality & expense charges and administrative fees (Band B)                                      (354,262)
                                                                                           ---------------
Net investment income (loss)                                                                       590,245
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,394,315
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (2,710,086)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,315,771)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (725,526)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            590,245   $            179,780
Net realized gain (loss)                                                   1,394,315                891,528
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                      (2,710,086)             1,416,307
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (725,526)             2,487,615
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,194,235             15,536,578
Cost of units redeemed                                                    (6,155,780)            (4,712,135)
Account charges                                                             (175,401)              (166,500)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,136,946)            10,657,943
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,862,472)            13,145,558
Net assets, beginning                                                     30,813,629             17,668,071
                                                                --------------------   --------------------
Net assets, ending                                              $         25,951,157   $         30,813,629
                                                                ====================   ====================

Units sold                                                                   165,750              1,060,819
Units redeemed                                                              (441,975)              (348,496)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (276,225)               712,323
Units outstanding, beginning                                               2,028,431              1,316,108
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,752,206              2,028,431
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         63,466,007
Cost of units redeemed                                                                          (41,857,905)
Account charges                                                                                  (1,432,872)
Net investment income (loss)                                                                      3,760,303
Net realized gain (loss)                                                                         (2,868,246)
Realized gain distributions                                                                       3,218,580
Net change in unrealized appreciation (depreciation)                                              1,665,290
                                                                                       --------------------
Net assets                                                                             $         25,951,157
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         18.49                76   $         1,399               N/A              -1.5%
12/31/2014                       18.76                72             1,353               N/A              14.6%
12/31/2013                       16.37                49               805               N/A               2.7%
12/31/2012                       15.94                54               859               N/A              28.1%
12/31/2011                       12.44                76               946               N/A              -6.5%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         14.64             1,677   $        24,552              1.30%             -2.8%
12/31/2014                       15.06             1,956            29,461              1.30%             13.1%
12/31/2013                       13.31             1,267            16,863              1.30%              1.4%
12/31/2012                       13.13             1,406            18,456              1.30%             26.5%
12/31/2011                       10.38             1,641            17,031              1.30%             -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               3.3%
2014                               2.0%
2013                               3.7%
2012                               0.6%
2011                               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,571,870   $    10,238,131         1,893,615
                                                                         ===============   ===============
Receivables: investments sold                                    9,827
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,581,697
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       585,734            58,205   $         10.06
Band B                                                       8,995,963         1,040,401              8.65
                                                       ---------------   ---------------
Total                                                  $     9,581,697         1,098,606
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       563,013
Mortality & expense charges and administrative fees (Band B)                                      (148,291)
                                                                                           ---------------
Net investment income (loss)                                                                       414,722
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           357,993
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (1,127,381)
                                                                                           ---------------
Net gain (loss)                                                                                   (769,388)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (354,666)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            414,722   $            504,420
Net realized gain (loss)                                                     357,993                211,071
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                      (1,127,381)              (689,026)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (354,666)                26,465
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,067,066              4,751,169
Cost of units redeemed                                                    (5,570,799)            (4,179,999)
Account charges                                                              (76,423)              (101,408)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,580,156)               469,762
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,934,822)               496,227
Net assets, beginning                                                     14,516,519             14,020,292
                                                                --------------------   --------------------
Net assets, ending                                              $          9,581,697   $         14,516,519
                                                                ====================   ====================

Units sold                                                                   128,755                554,754
Units redeemed                                                              (624,644)              (508,345)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (495,889)                46,409
Units outstanding, beginning                                               1,594,495              1,548,086
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,098,606              1,594,495
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         46,884,131
Cost of units redeemed                                                                          (43,006,442)
Account charges                                                                                  (1,142,339)
Net investment income (loss)                                                                      8,764,750
Net realized gain (loss)                                                                         (1,252,142)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (666,261)
                                                                                       --------------------
Net assets                                                                             $          9,581,697
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.06                58   $           586               N/A              -3.2%
12/31/2014                       10.39                69               713               N/A               1.7%
12/31/2013                       10.22                61               622               N/A               7.0%
12/31/2012                        9.55                67               635               N/A              17.2%
12/31/2011                        8.15                75               609               N/A               1.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.65             1,040   $         8,996              1.30%             -4.4%
12/31/2014                        9.05             1,526            13,803              1.30%              0.4%
12/31/2013                        9.01             1,487            13,398              1.30%              5.6%
12/31/2012                        8.53             1,248            10,646              1.30%             15.7%
12/31/2011                        7.37             1,743            12,857              1.30%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               4.7%
2014                               4.8%
2013                               5.6%
2012                               4.4%
2011                               7.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. MANAGED VOLATILITY FUND SERIES I CLASS - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,291,178   $     2,939,459           201,349
                                                                         ===============   ===============
Receivables: investments sold                                      186
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,291,364
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       371,786            30,940   $         12.02
Band B                                                       1,919,578           135,934             14.12
                                                       ---------------   ---------------
Total                                                  $     2,291,364           166,874
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        34,100
Mortality & expense charges and administrative fees (Band B)                                       (27,403)
                                                                                           ---------------
Net investment income (loss)                                                                         6,697
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           114,880
Realized gain distributions                                                                        849,877
Net change in unrealized appreciation (depreciation)                                            (1,048,351)
                                                                                           ---------------
Net gain (loss)                                                                                    (83,594)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (76,897)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,697   $             49,744
Net realized gain (loss)                                                     114,880                 86,785
Realized gain distributions                                                  849,877                126,708
Net change in unrealized appreciation (depreciation)                      (1,048,351)               187,247
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (76,897)               450,484
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     268,785                604,247
Cost of units redeemed                                                      (801,546)              (509,024)
Account charges                                                              (17,640)               (18,220)
                                                                --------------------   --------------------
Increase (decrease)                                                         (550,401)                77,003
                                                                --------------------   --------------------
Net increase (decrease)                                                     (627,298)               527,487
Net assets, beginning                                                      2,918,662              2,391,175
                                                                --------------------   --------------------
Net assets, ending                                              $          2,291,364   $          2,918,662
                                                                ====================   ====================

Units sold                                                                    19,829                 44,610
Units redeemed                                                               (59,604)               (40,491)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,775)                 4,119
Units outstanding, beginning                                                 206,649                202,530
                                                                --------------------   --------------------
Units outstanding, ending                                                    166,874                206,649
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         12,706,398
Cost of units redeemed                                                                          (12,492,812)
Account charges                                                                                    (317,364)
Net investment income (loss)                                                                        723,784
Net realized gain (loss)                                                                            377,136
Realized gain distributions                                                                       1,942,503
Net change in unrealized appreciation (depreciation)                                               (648,281)
                                                                                       --------------------
Net assets                                                                             $          2,291,364
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.02                31   $           372               N/A              -2.2%
12/31/2014                       12.28                44               539               N/A              20.6%
12/31/2013                       10.19                46               470               N/A              10.8%
12/31/2012                        9.20                55               507               N/A               3.6%
12/31/2011                        8.88                64               566               N/A              16.4%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         14.12               136   $         1,920              1.30%             -3.4%
12/31/2014                       14.62               163             2,380              1.30%             19.0%
12/31/2013                       12.29               156             1,921              1.30%              9.3%
12/31/2012                       11.24               148             1,667              1.30%              2.3%
12/31/2011                       10.99               145             1,588              1.30%             14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               2.9%
2013                               3.3%
2012                               3.1%
2011                               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    46,045,866   $    47,284,314         3,949,751
                                                                         ===============   ===============
Receivables: investments sold                                   47,739
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    46,093,605
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,395,258           350,429   $         12.54
Band B                                                      41,698,347         4,984,014              8.37
                                                       ---------------   ---------------
Total                                                  $    46,093,605         5,334,443
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,153,279
Mortality & expense charges and administrative fees (Band B)                                      (598,897)
                                                                                           ---------------
Net investment income (loss)                                                                       554,382
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (807)
Realized gain distributions                                                                        240,423
Net change in unrealized appreciation (depreciation)                                            (1,196,065)
                                                                                           ---------------
Net gain (loss)                                                                                   (956,449)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (402,067)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            554,382   $          1,408,127
Net realized gain (loss)                                                        (807)               118,887
Realized gain distributions                                                  240,423                      0
Net change in unrealized appreciation (depreciation)                      (1,196,065)               937,115
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (402,067)             2,464,129
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,908,295              5,238,957
Cost of units redeemed                                                   (12,086,657)           (22,157,131)
Account charges                                                             (334,951)              (452,628)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,513,313)           (17,370,802)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,915,380)           (14,906,673)
Net assets, beginning                                                     55,008,985             69,915,658
                                                                --------------------   --------------------
Net assets, ending                                              $         46,093,605   $         55,008,985
                                                                ====================   ====================

Units sold                                                                   510,121                657,628
Units redeemed                                                            (1,495,013)            (2,695,389)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (984,892)            (2,037,761)
Units outstanding, beginning                                               6,319,335              8,357,096
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,334,443              6,319,335
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        233,289,132
Cost of units redeemed                                                                         (219,234,317)
Account charges                                                                                  (7,033,754)
Net investment income (loss)                                                                     30,525,968
Net realized gain (loss)                                                                          3,767,143
Realized gain distributions                                                                       6,017,881
Net change in unrealized appreciation (depreciation)                                             (1,238,448)
                                                                                       --------------------
Net assets                                                                             $         46,093,605
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.54               350   $         4,395               N/A               0.2%
12/31/2014                       12.51               386             4,831               N/A               4.9%
12/31/2013                       11.93               447             5,335               N/A              -0.1%
12/31/2012                       11.94               536             6,402               N/A               8.3%
12/31/2011                       11.02               585             6,443               N/A               6.7%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.37             4,984   $        41,698              1.30%             -1.1%
12/31/2014                        8.46             5,933            50,178              1.30%              3.6%
12/31/2013                        8.16             7,910            64,581              1.30%             -1.4%
12/31/2012                        8.28             8,298            68,734              1.30%              6.9%
12/31/2011                        7.75             9,966            77,189              1.30%              5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.3%
2014                               3.4%
2013                               4.2%
2012                               3.7%
2011                               7.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST JANUS ASPEN FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       728,800   $       784,730            20,037
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (23)
                                                       ---------------
Net assets                                             $       728,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       123,114            15,477   $          7.95
Band B                                                         605,663            84,124              7.20
                                                       ---------------   ---------------
Total                                                  $       728,777            99,601
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,482
Mortality & expense charges and administrative fees (Band B)                                        (7,673)
                                                                                           ---------------
Net investment income (loss)                                                                           809
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,204
Realized gain distributions                                                                        132,786
Net change in unrealized appreciation (depreciation)                                               (76,101)
                                                                                           ---------------
Net gain (loss)                                                                                     61,889
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        62,698
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                809   $             (4,374)
Net realized gain (loss)                                                       5,204                 13,439
Realized gain distributions                                                  132,786                134,971
Net change in unrealized appreciation (depreciation)                         (76,101)              (108,596)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             62,698                 35,440
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     326,104                171,968
Cost of units redeemed                                                      (214,324)               (68,907)
Account charges                                                               (3,116)                (2,227)
                                                                --------------------   --------------------
Increase (decrease)                                                          108,664                100,834
                                                                --------------------   --------------------
Net increase (decrease)                                                      171,362                136,274
Net assets, beginning                                                        557,415                421,141
                                                                --------------------   --------------------
Net assets, ending                                              $            728,777   $            557,415
                                                                ====================   ====================

Units sold                                                                    45,176                 27,907
Units redeemed                                                               (30,880)               (11,580)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,296                 16,327
Units outstanding, beginning                                                  85,305                 68,978
                                                                --------------------   --------------------
Units outstanding, ending                                                     99,601                 85,305
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,586,419
Cost of units redeemed                                                                           (1,146,685)
Account charges                                                                                     (20,404)
Net investment income (loss)                                                                        (15,514)
Net realized gain (loss)                                                                            113,134
Realized gain distributions                                                                         267,757
Net change in unrealized appreciation (depreciation)                                                (55,930)
                                                                                       --------------------
Net assets                                                                             $            728,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.95                15   $           123               N/A              12.2%
12/31/2014                        7.09                 5                36               N/A               8.7%
12/31/2013                        6.52                 7                48               N/A              31.2%
12/31/2012                        4.97                13                63               N/A              24.2%
12/31/2011                        4.00                12                47               N/A              -6.7%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.20                84   $           606              1.30%             10.8%
12/31/2014                        6.50                80               522              1.30%              7.3%
12/31/2013                        6.06                62               373              1.30%             29.5%
12/31/2012                        4.68                80               373              1.30%             22.6%
12/31/2011                        3.81                83               316              1.30%             -7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               0.1%
2013                               0.7%
2012                               0.8%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,995,754   $     2,902,684            99,277
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (828)
                                                       ---------------
Net assets                                             $     3,994,926
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,789,368           220,527   $          8.11
Band B                                                       2,205,558           237,747              9.28
                                                       ---------------   ---------------
Total                                                  $     3,994,926           458,274
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        28,726
Mortality & expense charges and administrative fees (Band B)                                       (31,454)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,728)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           229,372
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (329,769)
                                                                                           ---------------
Net gain (loss)                                                                                   (100,397)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (103,125)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,728)  $             15,562
Net realized gain (loss)                                                     229,372                294,019
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (329,769)                 5,843
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (103,125)               315,424
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     105,150                 72,708
Cost of units redeemed                                                      (665,124)            (1,051,858)
Account charges                                                              (38,840)               (41,363)
                                                                --------------------   --------------------
Increase (decrease)                                                         (598,814)            (1,020,513)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (701,939)              (705,089)
Net assets, beginning                                                      4,696,865              5,401,954
                                                                --------------------   --------------------
Net assets, ending                                              $          3,994,926   $          4,696,865
                                                                ====================   ====================

Units sold                                                                    14,198                  9,329
Units redeemed                                                               (78,884)              (124,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (64,686)              (115,456)
Units outstanding, beginning                                                 522,960                638,416
                                                                --------------------   --------------------
Units outstanding, ending                                                    458,274                522,960
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         76,980,227
Cost of units redeemed                                                                          (72,204,745)
Account charges                                                                                  (1,596,162)
Net investment income (loss)                                                                      1,223,203
Net realized gain (loss)                                                                         (1,500,667)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                              1,093,070
                                                                                       --------------------
Net assets                                                                             $          3,994,926
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.11               221   $         1,789               N/A              -2.3%
12/31/2014                        8.30               253             2,104               N/A               7.4%
12/31/2013                        7.73               289             2,236               N/A              28.4%
12/31/2012                        6.02               347             2,085               N/A              20.1%
12/31/2011                        5.01               420             2,106               N/A             -13.7%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.28               238   $         2,206              1.30%             -3.5%
12/31/2014                        9.62               270             2,593              1.30%              6.1%
12/31/2013                        9.07               349             3,166              1.30%             26.8%
12/31/2012                        7.15               457             3,268              1.30%             18.5%
12/31/2011                        6.04               506             3,055              1.30%            -14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.7%
2014                               1.0%
2013                               1.2%
2012                               0.9%
2011                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            JANUS ASPEN OVERSEAS PORTFOLIO SERVICE CLASS - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       202,102   $       301,703             7,258
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       202,096
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        11,213             1,776   $          6.31
Band B                                                         190,883            32,971              5.79
                                                       ---------------   ---------------
Total                                                  $       202,096            34,747
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,346
Mortality & expense charges and administrative fees (Band B)                                        (3,230)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,884)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (47,871)
Realized gain distributions                                                                          9,054
Net change in unrealized appreciation (depreciation)                                                15,906
                                                                                           ---------------
Net gain (loss)                                                                                    (22,911)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (24,795)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,884)  $             16,751
Net realized gain (loss)                                                     (47,871)                (8,614)
Realized gain distributions                                                    9,054                 25,717
Net change in unrealized appreciation (depreciation)                          15,906                (81,573)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (24,795)               (47,719)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      29,778                 30,544
Cost of units redeemed                                                      (114,190)               (43,449)
Account charges                                                                 (968)                (1,916)
                                                                --------------------   --------------------
Increase (decrease)                                                          (85,380)               (14,821)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (110,175)               (62,540)
Net assets, beginning                                                        312,271                374,811
                                                                --------------------   --------------------
Net assets, ending                                              $            202,096   $            312,271
                                                                ====================   ====================

Units sold                                                                     4,910                  4,101
Units redeemed                                                               (18,316)                (6,211)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,406)                (2,110)
Units outstanding, beginning                                                  48,153                 50,263
                                                                --------------------   --------------------
Units outstanding, ending                                                     34,747                 48,153
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            964,634
Cost of units redeemed                                                                             (614,766)
Account charges                                                                                     (14,236)
Net investment income (loss)                                                                         15,231
Net realized gain (loss)                                                                           (135,325)
Realized gain distributions                                                                          86,159
Net change in unrealized appreciation (depreciation)                                                (99,601)
                                                                                       --------------------
Net assets                                                                             $            202,096
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.31                 2   $            11               N/A              -8.8%
12/31/2014                        6.92                 5                36               N/A             -12.1%
12/31/2013                        7.88                 5                38               N/A              14.3%
12/31/2012                        6.89                 9                61               N/A              13.2%
12/31/2011                        6.09                12                75               N/A             -32.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.79                33   $           191              1.30%            -10.0%
12/31/2014                        6.43                43               276              1.30%            -13.2%
12/31/2013                        7.41                45               337              1.30%             12.8%
12/31/2012                        6.57                55               364              1.30%             11.7%
12/31/2011                        5.88                56               327              1.30%            -33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.5%
2014                               6.1%
2013                               3.0%
2012                               0.6%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       199,142   $       208,228            12,571
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (11)
                                                       ---------------
Net assets                                             $       199,131
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        68,537             6,847   $         10.01
Band B                                                         130,594            14,228              9.18
                                                       ---------------   ---------------
Total                                                  $       199,131            21,075
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,794
Mortality & expense charges and administrative fees (Band B)                                        (2,386)
                                                                                           ---------------
Net investment income (loss)                                                                           408
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,607
Realized gain distributions                                                                         28,051
Net change in unrealized appreciation (depreciation)                                               (45,965)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,307)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,899)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                408   $              7,252
Net realized gain (loss)                                                       3,607                  1,990
Realized gain distributions                                                   28,051                 22,473
Net change in unrealized appreciation (depreciation)                         (45,965)                (9,767)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,899)                21,948
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,630                 30,990
Cost of units redeemed                                                      (104,228)                (8,112)
Account charges                                                               (1,386)                (1,625)
                                                                --------------------   --------------------
Increase (decrease)                                                          (99,984)                21,253
                                                                --------------------   --------------------
Net increase (decrease)                                                     (113,883)                43,201
Net assets, beginning                                                        313,014                269,813
                                                                --------------------   --------------------
Net assets, ending                                              $            199,131   $            313,014
                                                                ====================   ====================

Units sold                                                                       628                  3,354
Units redeemed                                                               (11,250)                (1,050)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,622)                 2,304
Units outstanding, beginning                                                  31,697                 29,393
                                                                --------------------   --------------------
Units outstanding, ending                                                     21,075                 31,697
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            459,313
Cost of units redeemed                                                                             (349,000)
Account charges                                                                                      (6,620)
Net investment income (loss)                                                                          5,940
Net realized gain (loss)                                                                             31,038
Realized gain distributions                                                                          67,546
Net change in unrealized appreciation (depreciation)                                                 (9,086)
                                                                                       --------------------
Net assets                                                                             $            199,131
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.01                 7   $            69               N/A              -3.7%
12/31/2014                       10.39                 9                98               N/A               8.4%
12/31/2013                        9.58                 8                80               N/A              25.8%
12/31/2012                        7.62                 6                42               N/A              10.8%
12/31/2011                        6.88                 6                42               N/A              -3.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.18                14   $           131              1.30%             -4.9%
12/31/2014                        9.66                22               215              1.30%              7.0%
12/31/2013                        9.02                21               190              1.30%             24.2%
12/31/2012                        7.26                21               151              1.30%              9.4%
12/31/2011                        6.64                23               156              1.30%             -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.1%
2014                               3.4%
2013                               1.2%
2012                               0.9%
2011                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
     NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SERVICE CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,256,064   $     1,406,641            58,829
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (40)
                                                       ---------------
Net assets                                             $     1,256,024
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       168,020            12,736   $         13.19
Band B                                                       1,088,004            89,937             12.10
                                                       ---------------   ---------------
Total                                                  $     1,256,024           102,673
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                        (9,599)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,599)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (25,976)
Realized gain distributions                                                                         74,751
Net change in unrealized appreciation (depreciation)                                               (77,750)
                                                                                           ---------------
Net gain (loss)                                                                                    (28,975)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (38,574)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,599)  $             (7,065)
Net realized gain (loss)                                                     (25,976)                37,716
Realized gain distributions                                                   74,751                220,638
Net change in unrealized appreciation (depreciation)                         (77,750)              (222,369)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (38,574)                28,920
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     893,472                 45,773
Cost of units redeemed                                                      (132,518)              (183,339)
Account charges                                                               (3,371)                (2,110)
                                                                --------------------   --------------------
Increase (decrease)                                                          757,583               (139,676)
                                                                --------------------   --------------------
Net increase (decrease)                                                      719,009               (110,756)
Net assets, beginning                                                        537,015                647,771
                                                                --------------------   --------------------
Net assets, ending                                              $          1,256,024   $            537,015
                                                                ====================   ====================

Units sold                                                                    69,915                  4,042
Units redeemed                                                               (11,389)               (16,378)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,526                (12,336)
Units outstanding, beginning                                                  44,147                 56,483
                                                                --------------------   --------------------
Units outstanding, ending                                                    102,673                 44,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,845,637
Cost of units redeemed                                                                             (741,744)
Account charges                                                                                     (12,601)
Net investment income (loss)                                                                        (31,679)
Net realized gain (loss)                                                                             51,599
Realized gain distributions                                                                         295,389
Net change in unrealized appreciation (depreciation)                                               (150,577)
                                                                                       --------------------
Net assets                                                                             $          1,256,024
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.19                13   $           168               N/A               1.0%
12/31/2014                       13.06                 1                18               N/A               7.3%
12/31/2013                       12.17                 1                12               N/A              32.3%
12/31/2012                        9.20                 2                18               N/A              12.1%
12/31/2011                        8.21                 3                21               N/A               0.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.10                90   $         1,088              1.30%             -0.3%
12/31/2014                       12.14                43               519              1.30%              5.9%
12/31/2013                       11.46                56               636              1.30%             30.6%
12/31/2012                        8.77                43               377              1.30%             10.6%
12/31/2011                        7.93                40               319              1.30%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN MID CAP INTRINSIC VALUE PORTFOLIO I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,011,533   $       927,403            63,805
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (206)
                                                       ---------------
Net assets                                             $     1,011,327
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       180,238            11,283   $         15.97
Band B                                                         831,089            61,097             13.60
                                                       ---------------   ---------------
Total                                                  $     1,011,327            72,380
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,840
Mortality & expense charges and administrative fees (Band B)                                       (12,550)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,710)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            75,996
Realized gain distributions                                                                         26,345
Net change in unrealized appreciation (depreciation)                                              (203,524)
                                                                                           ---------------
Net gain (loss)                                                                                   (101,183)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (104,893)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,710)  $               (308)
Net realized gain (loss)                                                      75,996                 46,712
Realized gain distributions                                                   26,345                 34,037
Net change in unrealized appreciation (depreciation)                        (203,524)                67,209
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (104,893)               147,650
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     186,101                 42,640
Cost of units redeemed                                                      (312,766)              (239,165)
Account charges                                                               (4,459)                (5,261)
                                                                --------------------   --------------------
Increase (decrease)                                                         (131,124)              (201,786)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (236,017)               (54,136)
Net assets, beginning                                                      1,247,344              1,301,480
                                                                --------------------   --------------------
Net assets, ending                                              $          1,011,327   $          1,247,344
                                                                ====================   ====================

Units sold                                                                    12,480                  3,180
Units redeemed                                                               (20,884)               (17,134)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,404)               (13,954)
Units outstanding, beginning                                                  80,784                 94,738
                                                                --------------------   --------------------
Units outstanding, ending                                                     72,380                 80,784
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         22,678,943
Cost of units redeemed                                                                          (24,676,567)
Account charges                                                                                    (319,665)
Net investment income (loss)                                                                       (247,856)
Net realized gain (loss)                                                                          1,837,207
Realized gain distributions                                                                       1,655,135
Net change in unrealized appreciation (depreciation)                                                 84,130
                                                                                       --------------------
Net assets                                                                             $          1,011,327
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         15.97                11   $           180               N/A              -8.3%
12/31/2014                       17.43                14               239               N/A              13.8%
12/31/2013                       15.31                18               269               N/A              37.1%
12/31/2012                       11.17                21               232               N/A              15.5%
12/31/2011                        9.67                30               293               N/A              -6.5%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.60                61   $           831              1.30%             -9.5%
12/31/2014                       15.03                67             1,008              1.30%             12.4%
12/31/2013                       13.38                77             1,032              1.30%             35.3%
12/31/2012                        9.89                91               897              1.30%             14.0%
12/31/2011                        8.67               104               902              1.30%             -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               1.0%
2013                               1.2%
2012                               0.6%
2011                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       783,043   $       818,662            74,418
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (154)
                                                       ---------------
Net assets                                             $       782,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       142,539            23,011   $          6.19
Band B                                                         640,350           121,881              5.25
                                                       ---------------   ---------------
Total                                                  $       782,889           144,892
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        12,082
Mortality & expense charges and administrative fees (Band B)                                        (9,457)
                                                                                           ---------------
Net investment income (loss)                                                                         2,625
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (18,071)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                 8,745
                                                                                           ---------------
Net gain (loss)                                                                                     (9,326)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,701)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,625   $              8,281
Net realized gain (loss)                                                     (18,071)               (11,210)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                           8,745                   (959)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,701)                (3,888)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      40,493                100,385
Cost of units redeemed                                                      (386,474)              (346,110)
Account charges                                                               (4,800)                (7,438)
                                                                --------------------   --------------------
Increase (decrease)                                                         (350,781)              (253,163)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (357,482)              (257,051)
Net assets, beginning                                                      1,140,371              1,397,422
                                                                --------------------   --------------------
Net assets, ending                                              $            782,889   $          1,140,371
                                                                ====================   ====================

Units sold                                                                    19,826                 18,296
Units redeemed                                                               (81,145)               (64,458)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (61,319)               (46,162)
Units outstanding, beginning                                                 206,211                252,373
                                                                --------------------   --------------------
Units outstanding, ending                                                    144,892                206,211
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         96,391,276
Cost of units redeemed                                                                          (95,248,504)
Account charges                                                                                  (1,294,133)
Net investment income (loss)                                                                      2,271,199
Net realized gain (loss)                                                                         (1,301,330)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (35,619)
                                                                                       --------------------
Net assets                                                                             $            782,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.19                23   $           143               N/A               0.2%
12/31/2014                        6.18                51               318               N/A               0.6%
12/31/2013                        6.15                59               365               N/A               0.6%
12/31/2012                        6.11                58               357               N/A               4.6%
12/31/2011                        5.84                18               107               N/A               0.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.25               122   $           640              1.30%             -1.1%
12/31/2014                        5.31               155               822              1.30%             -0.7%
12/31/2013                        5.35               193             1,032              1.30%             -0.7%
12/31/2012                        5.39               200             1,079              1.30%              3.3%
12/31/2011                        5.22               205             1,069              1.30%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               1.6%
2013                               2.1%
2012                               3.2%
2011                               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,005,639   $    15,992,133           889,860
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (586)
                                                       ---------------
Net assets                                             $    16,005,053
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,301,729           345,599   $         15.34
Band B                                                      10,703,324           972,622             11.00
                                                       ---------------   ---------------
Total                                                  $    16,005,053         1,318,221
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       305,167
Mortality & expense charges and administrative fees (Band B)                                      (152,335)
                                                                                           ---------------
Net investment income (loss)                                                                       152,832
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           485,997
Realized gain distributions                                                                        729,310
Net change in unrealized appreciation (depreciation)                                            (1,988,563)
                                                                                           ---------------
Net gain (loss)                                                                                   (773,256)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (620,424)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            152,832   $            175,579
Net realized gain (loss)                                                     485,997                738,917
Realized gain distributions                                                  729,310              1,822,105
Net change in unrealized appreciation (depreciation)                      (1,988,563)            (1,231,091)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (620,424)             1,505,510
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     988,939                634,467
Cost of units redeemed                                                    (3,675,747)            (4,244,389)
Account charges                                                             (118,009)              (138,456)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,804,817)            (3,748,378)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,425,241)            (2,242,868)
Net assets, beginning                                                     19,430,294             21,673,162
                                                                --------------------   --------------------
Net assets, ending                                              $         16,005,053   $         19,430,294
                                                                ====================   ====================

Units sold                                                                    85,355                 56,677
Units redeemed                                                              (298,854)              (379,797)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (213,499)              (323,120)
Units outstanding, beginning                                               1,531,720              1,854,840
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,318,221              1,531,720
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        115,879,514
Cost of units redeemed                                                                         (121,764,475)
Account charges                                                                                  (4,799,198)
Net investment income (loss)                                                                      7,402,359
Net realized gain (loss)                                                                          5,370,622
Realized gain distributions                                                                      13,902,725
Net change in unrealized appreciation (depreciation)                                                 13,506
                                                                                       --------------------
Net assets                                                                             $         16,005,053
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         15.34               346   $         5,302               N/A              -2.8%
12/31/2014                       15.78               434             6,844               N/A               8.8%
12/31/2013                       14.49               492             7,132               N/A              18.3%
12/31/2012                       12.25               575             7,051               N/A              10.4%
12/31/2011                       11.10               729             8,091               N/A               0.8%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.00               973   $        10,703              1.30%             -4.0%
12/31/2014                       11.46             1,098            12,587              1.30%              7.4%
12/31/2013                       10.67             1,363            14,541              1.30%             16.8%
12/31/2012                        9.14             1,867            17,063              1.30%              8.9%
12/31/2011                        8.39             2,412            20,234              1.30%             -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.7%
2014                               1.7%
2013                               1.7%
2012                               2.0%
2011                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,030,561   $    21,826,840         1,956,627
                                                                         ===============   ===============
Receivables: investments sold                                   20,802
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    21,051,363
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,283,493           296,218   $         11.08
Band B                                                      17,767,870         2,406,623              7.38
                                                       ---------------   ---------------
Total                                                  $    21,051,363         2,702,841
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       570,750
Mortality & expense charges and administrative fees (Band B)                                      (253,104)
                                                                                           ---------------
Net investment income (loss)                                                                       317,646
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (11,194)
Realized gain distributions                                                                         90,799
Net change in unrealized appreciation (depreciation)                                              (572,301)
                                                                                           ---------------
Net gain (loss)                                                                                   (492,696)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (175,050)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            317,646   $            350,174
Net realized gain (loss)                                                     (11,194)                (7,344)
Realized gain distributions                                                   90,799                 95,956
Net change in unrealized appreciation (depreciation)                        (572,301)               863,407
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (175,050)             1,302,193
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,863,397              2,333,661
Cost of units redeemed                                                    (5,191,709)           (12,401,458)
Account charges                                                             (154,250)              (206,072)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,482,562)           (10,273,869)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,657,612)            (8,971,676)
Net assets, beginning                                                     24,708,975             33,680,651
                                                                --------------------   --------------------
Net assets, ending                                              $         21,051,363   $         24,708,975
                                                                ====================   ====================

Units sold                                                                   319,319                323,865
Units redeemed                                                              (766,022)            (1,698,276)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (446,703)            (1,374,411)
Units outstanding, beginning                                               3,149,544              4,523,955
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,702,841              3,149,544
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        150,655,499
Cost of units redeemed                                                                         (142,377,168)
Account charges                                                                                  (4,303,990)
Net investment income (loss)                                                                     14,271,822
Net realized gain (loss)                                                                          1,036,700
Realized gain distributions                                                                       2,564,779
Net change in unrealized appreciation (depreciation)                                               (796,279)
                                                                                       --------------------
Net assets                                                                             $         21,051,363
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.08               296   $         3,283               N/A               0.2%
12/31/2014                       11.06               334             3,693               N/A               5.5%
12/31/2013                       10.48               381             3,994               N/A              -2.2%
12/31/2012                       10.72               480             5,144               N/A               4.2%
12/31/2011                       10.29               547             5,623               N/A               7.4%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.38             2,407   $        17,768              1.30%             -1.1%
12/31/2014                        7.46             2,816            21,016              1.30%              4.2%
12/31/2013                        7.17             4,143            29,686              1.30%             -3.5%
12/31/2012                        7.42             4,991            37,053              1.30%              2.8%
12/31/2011                        7.22             5,388            38,898              1.30%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.5%
2014                               2.3%
2013                               2.6%
2012                               2.9%
2011                               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,927,914   $    25,233,355         1,074,698
                                                                         ===============   ===============
Receivables: investments sold                                   13,137
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    23,941,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,463,288           338,859   $         16.12
Band B                                                      18,477,763         1,507,285             12.26
                                                       ---------------   ---------------
Total                                                  $    23,941,051         1,846,144
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       444,575
Mortality & expense charges and administrative fees (Band B)                                      (270,867)
                                                                                           ---------------
Net investment income (loss)                                                                       173,708
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           712,586
Realized gain distributions                                                                      2,374,076
Net change in unrealized appreciation (depreciation)                                            (5,037,609)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,950,947)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,777,239)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            173,708   $            165,967
Net realized gain (loss)                                                     712,586              1,459,304
Realized gain distributions                                                2,374,076              4,030,547
Net change in unrealized appreciation (depreciation)                      (5,037,609)            (2,740,107)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,777,239)             2,915,711
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,487,043              1,581,297
Cost of units redeemed                                                    (5,377,154)            (6,760,760)
Account charges                                                             (176,249)              (207,332)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,066,360)            (5,386,795)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,843,599)            (2,471,084)
Net assets, beginning                                                     29,784,650             32,255,734
                                                                --------------------   --------------------
Net assets, ending                                              $         23,941,051   $         29,784,650
                                                                ====================   ====================

Units sold                                                                   127,108                140,016
Units redeemed                                                              (426,912)              (557,819)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (299,804)              (417,803)
Units outstanding, beginning                                               2,145,948              2,563,751
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,846,144              2,145,948
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        122,349,300
Cost of units redeemed                                                                         (121,764,722)
Account charges                                                                                  (5,046,075)
Net investment income (loss)                                                                      3,598,278
Net realized gain (loss)                                                                          3,162,592
Realized gain distributions                                                                      22,947,119
Net change in unrealized appreciation (depreciation)                                             (1,305,441)
                                                                                       --------------------
Net assets                                                                             $         23,941,051
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         16.12               339   $         5,463               N/A              -5.7%
12/31/2014                       17.10               385             6,582               N/A              11.2%
12/31/2013                       15.39               436             6,711               N/A              32.3%
12/31/2012                       11.63               533             6,196               N/A              13.3%
12/31/2011                       10.26               689             7,068               N/A              -2.4%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.26             1,507   $        18,478              1.30%             -7.0%
12/31/2014                       13.17             1,761            23,202              1.30%              9.7%
12/31/2013                       12.01             2,128            25,545              1.30%             30.6%
12/31/2012                        9.19             2,612            24,011              1.30%             11.9%
12/31/2011                        8.22             3,126            25,686              1.30%             -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.7%
2014                               1.5%
2013                               1.5%
2012                               1.8%
2011                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST PIONEER EMERGING MARKETS VCT PORTFOLIO I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       336,722   $       516,469            22,078
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       336,710
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        49,785            17,649   $          2.82
Band B                                                         286,925           112,393              2.55
                                                       ---------------   ---------------
Total                                                  $       336,710           130,042
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        19,945
Mortality & expense charges and administrative fees (Band B)                                        (4,717)
                                                                                           ---------------
Net investment income (loss)                                                                        15,228
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (53,169)
Realized gain distributions                                                                         67,376
Net change in unrealized appreciation (depreciation)                                               (98,375)
                                                                                           ---------------
Net gain (loss)                                                                                    (84,168)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (68,940)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,228   $              5,381
Net realized gain (loss)                                                     (53,169)               132,242
Realized gain distributions                                                   67,376                 45,684
Net change in unrealized appreciation (depreciation)                         (98,375)               199,919
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (68,940)               383,226
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      49,306                409,547
Cost of units redeemed                                                      (125,557)            (9,040,694)
Account charges                                                               (2,305)               (28,022)
                                                                --------------------   --------------------
Increase (decrease)                                                          (78,556)            (8,659,169)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (147,496)            (8,275,943)
Net assets, beginning                                                        484,206              8,760,149
                                                                --------------------   --------------------
Net assets, ending                                              $            336,710   $            484,206
                                                                ====================   ====================

Units sold                                                                    16,930                124,091
Units redeemed                                                               (42,660)            (2,437,079)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,730)            (2,312,988)
Units outstanding, beginning                                                 155,772              2,468,760
                                                                --------------------   --------------------
Units outstanding, ending                                                    130,042                155,772
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         20,355,807
Cost of units redeemed                                                                          (18,234,376)
Account charges                                                                                    (431,819)
Net investment income (loss)                                                                       (246,627)
Net realized gain (loss)                                                                         (1,307,684)
Realized gain distributions                                                                         381,156
Net change in unrealized appreciation (depreciation)                                               (179,747)
                                                                                       --------------------
Net assets                                                                             $            336,710
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.82                18   $            50               N/A             -15.4%
12/31/2014                        3.33                30                99               N/A             -12.6%
12/31/2013                        3.81                76               290               N/A              -2.0%
12/31/2012                        3.89                72               279               N/A              12.0%
12/31/2011                        3.47                73               252               N/A             -23.4%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.55               112   $           287              1.30%            -16.5%
12/31/2014                        3.06               126               385              1.30%            -13.7%
12/31/2013                        3.54             2,393             8,471              1.30%             -3.2%
12/31/2012                        3.66             2,229             8,155              1.30%             10.5%
12/31/2011                        3.31             2,109             6,981              1.30%            -24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               4.9%
2014                               1.2%
2013                               1.2%
2012                               0.6%
2011                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,388,845   $     1,669,082            70,318
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (34)
                                                       ---------------
Net assets                                             $     1,388,811
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       557,859            71,438   $          7.81
Band B                                                         830,952            75,607             10.99
                                                       ---------------   ---------------
Total                                                  $     1,388,811           147,045
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        16,686
Mortality & expense charges and administrative fees (Band B)                                       (12,802)
                                                                                           ---------------
Net investment income (loss)                                                                         3,884
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (55,782)
Realized gain distributions                                                                        417,424
Net change in unrealized appreciation (depreciation)                                              (379,758)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,116)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (14,232)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,884   $             (3,629)
Net realized gain (loss)                                                     (55,782)             5,043,056
Realized gain distributions                                                  417,424              2,039,659
Net change in unrealized appreciation (depreciation)                        (379,758)            (5,253,434)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (14,232)             1,825,652
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      57,628              1,337,127
Cost of units redeemed                                                      (377,499)           (31,222,379)
Account charges                                                              (10,953)              (105,318)
                                                                --------------------   --------------------
Increase (decrease)                                                         (330,824)           (29,990,570)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (345,056)           (28,164,918)
Net assets, beginning                                                      1,733,867             29,898,785
                                                                --------------------   --------------------
Net assets, ending                                              $          1,388,811   $          1,733,867
                                                                ====================   ====================

Units sold                                                                     6,508                152,088
Units redeemed                                                               (37,114)            (2,970,481)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,606)            (2,818,393)
Units outstanding, beginning                                                 177,651              2,996,044
                                                                --------------------   --------------------
Units outstanding, ending                                                    147,045                177,651
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        103,580,173
Cost of units redeemed                                                                         (108,841,552)
Account charges                                                                                  (2,770,622)
Net investment income (loss)                                                                        973,944
Net realized gain (loss)                                                                           (736,617)
Realized gain distributions                                                                       9,463,722
Net change in unrealized appreciation (depreciation)                                               (280,237)
                                                                                       --------------------
Net assets                                                                             $          1,388,811
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.81                71   $           558               N/A              -0.1%
12/31/2014                        7.81                74               576               N/A              11.0%
12/31/2013                        7.04               178             1,253               N/A              33.3%
12/31/2012                        5.28               245             1,294               N/A              10.2%
12/31/2011                        4.79               297             1,425               N/A              -4.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.99                76   $           831              1.30%             -1.4%
12/31/2014                       11.14               104             1,158              1.30%              9.6%
12/31/2013                       10.17             2,818            28,646              1.30%             31.6%
12/31/2012                        7.73             4,242            32,776              1.30%              8.8%
12/31/2011                        7.10             6,532            46,383              1.30%             -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.1%
2014                               1.1%
2013                               1.2%
2012                               1.5%
2011                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,143,169   $     2,048,290            82,104
                                                                         ===============   ===============
Receivables: investments sold                                      576
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,143,745
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       969,404            68,350   $         14.18
Band B                                                       1,174,341            79,036             14.86
                                                       ---------------   ---------------
Total                                                  $     2,143,745           147,386
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (16,515)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,515)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            60,648
Realized gain distributions                                                                        264,462
Net change in unrealized appreciation (depreciation)                                              (278,487)
                                                                                           ---------------
Net gain (loss)                                                                                     46,623
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        30,108
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,515)  $            (17,774)
Net realized gain (loss)                                                      60,648                125,111
Realized gain distributions                                                  264,462                505,868
Net change in unrealized appreciation (depreciation)                        (278,487)              (413,141)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             30,108                200,064
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      69,562                 99,401
Cost of units redeemed                                                      (345,336)              (521,990)
Account charges                                                              (20,295)               (20,216)
                                                                --------------------   --------------------
Increase (decrease)                                                         (296,069)              (442,805)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (265,961)              (242,741)
Net assets, beginning                                                      2,409,706              2,652,447
                                                                --------------------   --------------------
Net assets, ending                                              $          2,143,745   $          2,409,706
                                                                ====================   ====================

Units sold                                                                     5,368                  7,383
Units redeemed                                                               (25,289)               (39,684)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,921)               (32,301)
Units outstanding, beginning                                                 167,307                199,608
                                                                --------------------   --------------------
Units outstanding, ending                                                    147,386                167,307
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         17,138,553
Cost of units redeemed                                                                          (18,215,392)
Account charges                                                                                    (732,071)
Net investment income (loss)                                                                       (258,715)
Net realized gain (loss)                                                                          1,660,757
Realized gain distributions                                                                       2,455,734
Net change in unrealized appreciation (depreciation)                                                 94,879
                                                                                       --------------------
Net assets                                                                             $          2,143,745
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         14.18                68   $           969               N/A               1.6%
12/31/2014                       13.96                80             1,115               N/A               9.4%
12/31/2013                       12.75                88             1,125               N/A              42.5%
12/31/2012                        8.95               101               905               N/A               7.0%
12/31/2011                        8.36               132             1,103               N/A              -2.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         14.86                79   $         1,174              1.30%              0.3%
12/31/2014                       14.81                87             1,295              1.30%              8.0%
12/31/2013                       13.71               111             1,527              1.30%             40.6%
12/31/2012                        9.75               138             1,343              1.30%              5.6%
12/31/2011                        9.23               162             1,492              1.30%             -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        59,792   $        59,813             2,110
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $        59,791
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        12,045               969   $         12.43
Band B                                                          47,746             4,189             11.40
                                                       ---------------   ---------------
Total                                                  $        59,791             5,158
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,452
Mortality & expense charges and administrative fees (Band B)                                        (1,702)
                                                                                           ---------------
Net investment income (loss)                                                                           750
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,155
Realized gain distributions                                                                          6,292
Net change in unrealized appreciation (depreciation)                                               (34,628)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,181)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,431)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                750   $              2,235
Net realized gain (loss)                                                      25,155                  2,880
Realized gain distributions                                                    6,292                      0
Net change in unrealized appreciation (depreciation)                         (34,628)                11,563
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,431)                16,678
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,842                 15,929
Cost of units redeemed                                                      (125,400)               (10,938)
Account charges                                                                 (567)                  (547)
                                                                --------------------   --------------------
Increase (decrease)                                                         (102,125)                 4,444
                                                                --------------------   --------------------
Net increase (decrease)                                                     (104,556)                21,122
Net assets, beginning                                                        164,347                143,225
                                                                --------------------   --------------------
Net assets, ending                                              $             59,791   $            164,347
                                                                ====================   ====================

Units sold                                                                     2,200                  1,458
Units redeemed                                                               (11,241)                (1,072)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,041)                   386
Units outstanding, beginning                                                  14,199                 13,813
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,158                 14,199
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            217,640
Cost of units redeemed                                                                             (206,696)
Account charges                                                                                      (2,115)
Net investment income (loss)                                                                          6,825
Net realized gain (loss)                                                                             37,866
Realized gain distributions                                                                           6,292
Net change in unrealized appreciation (depreciation)                                                    (21)
                                                                                       --------------------
Net assets                                                                             $             59,791
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.43                 1   $            12               N/A               0.2%
12/31/2014                       12.40                 1                10               N/A              12.8%
12/31/2013                       11.00                 0                 4               N/A              28.8%
12/31/2012                        8.54                 1                 4               N/A              10.0%
12/31/2011                        7.76                 0                 2               N/A               5.8%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.40                 4   $            48              1.30%             -1.1%
12/31/2014                       11.52                13               154              1.30%             11.3%
12/31/2013                       10.35                13               139              1.30%             27.2%
12/31/2012                        8.14                 9                76              1.30%              8.5%
12/31/2011                        7.50                 8                57              1.30%              4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.2%
2014                               2.7%
2013                               2.4%
2012                               4.1%
2011                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ROYCE CAPITAL SMALL-CAP PORTFOLIO INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       587,183   $       732,515            69,650
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (25)
                                                       ---------------
Net assets                                             $       587,158
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        18,717             2,427   $          7.71
Band B                                                         568,441            81,441              6.98
                                                       ---------------   ---------------
Total                                                  $       587,158            83,868
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,822
Mortality & expense charges and administrative fees (Band B)                                        (8,037)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,215)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,514
Realized gain distributions                                                                        138,769
Net change in unrealized appreciation (depreciation)                                              (226,895)
                                                                                           ---------------
Net gain (loss)                                                                                    (82,612)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (85,827)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,215)  $             (7,618)
Net realized gain (loss)                                                       5,514                 32,430
Realized gain distributions                                                  138,769                 78,891
Net change in unrealized appreciation (depreciation)                        (226,895)               (91,031)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (85,827)                12,672
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      35,862                 70,285
Cost of units redeemed                                                       (28,749)              (119,560)
Account charges                                                               (2,069)                (2,237)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,044                (51,512)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (80,783)               (38,840)
Net assets, beginning                                                        667,941                706,781
                                                                --------------------   --------------------
Net assets, ending                                              $            587,158   $            667,941
                                                                ====================   ====================

Units sold                                                                     4,756                  9,194
Units redeemed                                                                (3,991)               (15,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                          765                 (6,563)
Units outstanding, beginning                                                  83,103                 89,666
                                                                --------------------   --------------------
Units outstanding, ending                                                     83,868                 83,103
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,241,222
Cost of units redeemed                                                                             (869,373)
Account charges                                                                                     (14,435)
Net investment income (loss)                                                                        (27,497)
Net realized gain (loss)                                                                            123,204
Realized gain distributions                                                                         279,369
Net change in unrealized appreciation (depreciation)                                               (145,332)
                                                                                       --------------------
Net assets                                                                             $            587,158
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.71                 2   $            19               N/A             -11.8%
12/31/2014                        8.74                 2                20               N/A               3.2%
12/31/2013                        8.47                 2                19               N/A              34.8%
12/31/2012                        6.29                 4                26               N/A              12.5%
12/31/2011                        5.59                 1                 7               N/A              -3.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.98                81   $           568              1.30%            -12.9%
12/31/2014                        8.02                81               648              1.30%              1.9%
12/31/2013                        7.87                87               688              1.30%             33.0%
12/31/2012                        5.91               106               624              1.30%             11.0%
12/31/2011                        5.33               105               558              1.30%             -4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.8%
2014                               0.1%
2013                               1.0%
2012                               0.1%
2011                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    49,836,171   $    37,428,890         2,168,522
                                                                         ===============   ===============
Receivables: investments sold                                   61,529
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    49,897,700
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,261,288           164,598   $         13.74
Band B                                                      47,636,412         3,983,541             11.96
                                                       ---------------   ---------------
Total                                                  $    49,897,700         4,148,139
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                      (676,974)
                                                                                           ---------------
Net investment income (loss)                                                                      (676,974)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         8,813,520
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (2,919,632)
                                                                                           ---------------
Net gain (loss)                                                                                  5,893,888
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     5,216,914
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (676,974)  $           (551,388)
Net realized gain (loss)                                                   8,813,520              3,661,708
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                      (2,919,632)               621,498
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,216,914              3,731,818
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,798,151             34,128,998
Cost of units redeemed                                                   (16,735,379)            (8,940,274)
Account charges                                                             (335,374)              (301,942)
                                                                --------------------   --------------------
Increase (decrease)                                                      (13,272,602)            24,886,782
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,055,688)            28,618,600
Net assets, beginning                                                     57,953,388             29,334,788
                                                                --------------------   --------------------
Net assets, ending                                              $         49,897,700   $         57,953,388
                                                                ====================   ====================

Units sold                                                                   376,775              3,325,110
Units redeemed                                                            (1,519,439)              (921,426)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,142,664)             2,403,684
Units outstanding, beginning                                               5,290,803              2,887,119
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,148,139              5,290,803
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         70,892,242
Cost of units redeemed                                                                          (46,528,229)
Account charges                                                                                  (1,484,745)
Net investment income (loss)                                                                     (2,423,235)
Net realized gain (loss)                                                                         17,034,386
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                             12,407,281
                                                                                       --------------------
Net assets                                                                             $         49,897,700
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         13.74               165   $         2,261               N/A              11.1%
12/31/2014                       12.37               161             1,994               N/A               9.2%
12/31/2013                       11.33                88               998               N/A              41.2%
12/31/2012                        8.03               119               956               N/A              18.3%
12/31/2011                        6.79               109               737               N/A               1.5%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.96             3,984   $        47,636              1.30%              9.6%
12/31/2014                       10.91             5,130            55,960              1.30%              7.8%
12/31/2013                       10.12             2,799            28,337              1.30%             39.3%
12/31/2012                        7.27             3,079            22,374              1.30%             16.7%
12/31/2011                        6.22             3,049            18,979              1.30%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.2%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,762,851   $     5,315,033           224,229
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (158)
                                                       ---------------
Net assets                                             $     5,762,693
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,904,813            98,630   $         19.31
Band B                                                       3,857,880           186,289             20.71
                                                       ---------------   ---------------
Total                                                  $     5,762,693           284,919
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges and administrative fees (Band B)                                       (49,594)
                                                                                           ---------------
Net investment income (loss)                                                                       (49,594)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           259,922
Realized gain distributions                                                                        773,126
Net change in unrealized appreciation (depreciation)                                              (655,142)
                                                                                           ---------------
Net gain (loss)                                                                                    377,906
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       328,312
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (49,594)  $            (51,010)
Net realized gain (loss)                                                     259,922                494,378
Realized gain distributions                                                  773,126                628,230
Net change in unrealized appreciation (depreciation)                        (655,142)              (400,657)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            328,312                670,941
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     494,401                242,500
Cost of units redeemed                                                      (829,227)            (1,786,133)
Account charges                                                              (48,227)               (47,665)
                                                                --------------------   --------------------
Increase (decrease)                                                         (383,053)            (1,591,298)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (54,741)              (920,357)
Net assets, beginning                                                      5,817,434              6,737,791
                                                                --------------------   --------------------
Net assets, ending                                              $          5,762,693   $          5,817,434
                                                                ====================   ====================

Units sold                                                                    24,188                 13,412
Units redeemed                                                               (44,295)              (103,287)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,107)               (89,875)
Units outstanding, beginning                                                 305,026                394,901
                                                                --------------------   --------------------
Units outstanding, ending                                                    284,919                305,026
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         59,864,917
Cost of units redeemed                                                                          (67,464,206)
Account charges                                                                                  (1,475,684)
Net investment income (loss)                                                                     (1,224,672)
Net realized gain (loss)                                                                          5,443,217
Realized gain distributions                                                                      10,171,303
Net change in unrealized appreciation (depreciation)                                                447,818
                                                                                       --------------------
Net assets                                                                             $          5,762,693
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         19.31                99   $         1,905               N/A               6.6%
12/31/2014                       18.12               120             2,177               N/A              13.1%
12/31/2013                       16.02               140             2,243               N/A              36.7%
12/31/2012                       11.72               182             2,134               N/A              13.9%
12/31/2011                       10.29               230             2,368               N/A              -1.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         20.71               186   $         3,858              1.30%              5.2%
12/31/2014                       19.69               185             3,641              1.30%             11.7%
12/31/2013                       17.63               255             4,495              1.30%             34.9%
12/31/2012                       13.07               404             5,286              1.30%             12.4%
12/31/2011                       11.62               492             5,715              1.30%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.0%
2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,955,871   $     3,015,376           610,663
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (260)
                                                       ---------------
Net assets                                             $     2,955,611
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       805,196            92,747   $          8.68
Band B                                                       2,150,415           362,366              5.93
                                                       ---------------   ---------------
Total                                                  $     2,955,611           455,113
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        36,711
Mortality & expense charges and administrative fees (Band B)                                       (30,403)
                                                                                           ---------------
Net investment income (loss)                                                                         6,308
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (15,689)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (8,803)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,492)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (18,184)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,308   $             36,102
Net realized gain (loss)                                                     (15,689)              (479,595)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (8,803)               567,533
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (18,184)               124,040
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     135,574              2,672,983
Cost of units redeemed                                                      (839,341)           (57,237,653)
Account charges                                                              (23,522)              (210,331)
                                                                --------------------   --------------------
Increase (decrease)                                                         (727,289)           (54,775,001)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (745,473)           (54,650,961)
Net assets, beginning                                                      3,701,084             58,352,045
                                                                --------------------   --------------------
Net assets, ending                                              $          2,955,611   $          3,701,084
                                                                ====================   ====================

Units sold                                                                    33,096                477,455
Units redeemed                                                              (138,944)            (9,453,196)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,848)            (8,975,741)
Units outstanding, beginning                                                 560,961              9,536,702
                                                                --------------------   --------------------
Units outstanding, ending                                                    455,113                560,961
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        154,000,288
Cost of units redeemed                                                                         (153,375,208)
Account charges                                                                                  (3,594,765)
Net investment income (loss)                                                                      5,912,038
Net realized gain (loss)                                                                           (586,710)
Realized gain distributions                                                                         659,473
Net change in unrealized appreciation (depreciation)                                                (59,505)
                                                                                       --------------------
Net assets                                                                             $          2,955,611
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.68                93   $           805               N/A               0.3%
12/31/2014                        8.65               127             1,103               N/A               0.6%
12/31/2013                        8.60               318             2,733               N/A               0.1%
12/31/2012                        8.59               360             3,092               N/A               2.5%
12/31/2011                        8.38               332             2,785               N/A               1.6%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.93               362   $         2,150              1.30%             -1.0%
12/31/2014                        5.99               434             2,599              1.30%             -0.7%
12/31/2013                        6.03             9,219            55,619              1.30%             -1.2%
12/31/2012                        6.10             8,770            53,536              1.30%              1.1%
12/31/2011                        6.04             8,239            49,724              1.30%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.1%
2014                               1.2%
2013                               1.6%
2012                               2.1%
2011                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,338,840   $     8,163,701           348,326
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (174)
                                                       ---------------
Net assets                                             $     9,338,666
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,993,232           332,023   $         12.03
Band B                                                       5,345,434           493,601             10.83
                                                       ---------------   ---------------
Total                                                  $     9,338,666           825,624
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       186,647
Mortality & expense charges and administrative fees (Band B)                                       (76,726)
                                                                                           ---------------
Net investment income (loss)                                                                       109,921
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           424,070
Realized gain distributions                                                                        210,633
Net change in unrealized appreciation (depreciation)                                            (1,551,256)
                                                                                           ---------------
Net gain (loss)                                                                                   (916,553)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (806,632)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            109,921   $            121,886
Net realized gain (loss)                                                     424,070                675,839
Realized gain distributions                                                  210,633                      0
Net change in unrealized appreciation (depreciation)                      (1,551,256)                 2,843
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (806,632)               800,568
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     337,994                985,577
Cost of units redeemed                                                    (1,838,877)            (2,860,126)
Account charges                                                              (83,123)               (98,967)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,584,006)            (1,973,516)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,390,638)            (1,172,948)
Net assets, beginning                                                     11,729,304             12,902,252
                                                                --------------------   --------------------
Net assets, ending                                              $          9,338,666   $         11,729,304
                                                                ====================   ====================

Units sold                                                                    34,826                 91,840
Units redeemed                                                              (166,975)              (258,037)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (132,149)              (166,197)
Units outstanding, beginning                                                 957,773              1,123,970
                                                                --------------------   --------------------
Units outstanding, ending                                                    825,624                957,773
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         77,124,697
Cost of units redeemed                                                                          (82,780,340)
Account charges                                                                                  (3,146,399)
Net investment income (loss)                                                                      3,758,226
Net realized gain (loss)                                                                          6,340,279
Realized gain distributions                                                                       6,867,064
Net change in unrealized appreciation (depreciation)                                              1,175,139
                                                                                       --------------------
Net assets                                                                             $          9,338,666
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.03               332   $         3,993               N/A              -6.9%
12/31/2014                       12.91               395             5,106               N/A               7.4%
12/31/2013                       12.03               451             5,427               N/A              29.7%
12/31/2012                        9.27               572             5,306               N/A              17.1%
12/31/2011                        7.91               713             5,639               N/A              -0.7%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.83               494   $         5,345              1.30%             -8.1%
12/31/2014                       11.78               562             6,623              1.30%              6.0%
12/31/2013                       11.11               673             7,475              1.30%             28.0%
12/31/2012                        8.68               865             7,511              1.30%             15.6%
12/31/2011                        7.51             1,075             8,071              1.30%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.8%
2014                               1.7%
2013                               1.6%
2012                               2.1%
2011                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,513,451   $    21,177,680         1,918,849
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (941)
                                                       ---------------
Net assets                                             $    20,512,510
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,258,757           163,279   $          7.71
Band B                                                      19,253,753         2,869,260              6.71
                                                       ---------------   ---------------
Total                                                  $    20,512,510         3,032,539
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       293,289
Mortality & expense charges and administrative fees (Band B)                                      (288,609)
                                                                                           ---------------
Net investment income (loss)                                                                         4,680
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           516,165
Realized gain distributions                                                                      1,509,564
Net change in unrealized appreciation (depreciation)                                            (2,925,569)
                                                                                           ---------------
Net gain (loss)                                                                                   (899,840)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (895,160)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,680   $            230,978
Net realized gain (loss)                                                     516,165              1,008,697
Realized gain distributions                                                1,509,564              1,344,350
Net change in unrealized appreciation (depreciation)                      (2,925,569)            (2,156,631)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (895,160)               427,394
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     826,721              1,159,706
Cost of units redeemed                                                    (5,097,375)            (5,464,890)
Account charges                                                             (180,087)              (235,738)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,450,741)            (4,540,922)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,345,901)            (4,113,528)
Net assets, beginning                                                     25,858,411             29,971,939
                                                                --------------------   --------------------
Net assets, ending                                              $         20,512,510   $         25,858,411
                                                                ====================   ====================

Units sold                                                                   187,688                217,856
Units redeemed                                                              (826,122)              (863,035)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (638,434)              (645,179)
Units outstanding, beginning                                               3,670,973              4,316,152
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,032,539              3,670,973
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         69,602,633
Cost of units redeemed                                                                          (53,623,429)
Account charges                                                                                  (2,706,484)
Net investment income (loss)                                                                      1,053,043
Net realized gain (loss)                                                                            434,265
Realized gain distributions                                                                       6,416,711
Net change in unrealized appreciation (depreciation)                                               (664,229)
                                                                                       --------------------
Net assets                                                                             $         20,512,510
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.71               163   $         1,259               N/A              -2.9%
12/31/2014                        7.94               168             1,336               N/A               2.6%
12/31/2013                        7.74               162             1,252               N/A              10.1%
12/31/2012                        7.03               160             1,123               N/A               7.8%
12/31/2011                        6.52               142               923               N/A               1.9%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.71             2,869   $        19,254              1.30%             -4.2%
12/31/2014                        7.00             3,503            24,522              1.30%              1.3%
12/31/2013                        6.91             4,154            28,720              1.30%              8.7%
12/31/2012                        6.36             5,317            33,823              1.30%              6.4%
12/31/2011                        5.98             5,499            32,876              1.30%              0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                              1.3%
2014                              2.1%
2013                              0.9%
2012                              1.8%
2011                              1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TIMOTHY PLAN STRATEGIC GROWTH VARIABLE - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,910,460   $    18,027,385         1,807,810
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (758)
                                                       ---------------
Net assets                                             $    18,909,702
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       429,772            55,975   $          7.68
Band B                                                      18,479,930         2,765,247              6.68
                                                       ---------------   ---------------
Total                                                  $    18,909,702         2,821,222
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       276,668
Mortality & expense charges and administrative fees (Band B)                                      (269,257)
                                                                                           ---------------
Net investment income (loss)                                                                         7,411
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           657,487
Realized gain distributions                                                                      1,018,934
Net change in unrealized appreciation (depreciation)                                            (2,676,499)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,000,078)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (992,667)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,411   $            107,641
Net realized gain (loss)                                                     657,487                966,535
Realized gain distributions                                                1,018,934                      0
Net change in unrealized appreciation (depreciation)                      (2,676,499)            (1,024,487)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (992,667)                49,689
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     830,560              4,782,415
Cost of units redeemed                                                    (3,198,625)            (4,199,522)
Account charges                                                             (153,880)              (189,112)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,521,945)               393,781
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,514,612)               443,470
Net assets, beginning                                                     22,424,314             21,980,844
                                                                --------------------   --------------------
Net assets, ending                                              $         18,909,702   $         22,424,314
                                                                ====================   ====================

Units sold                                                                   174,415                742,084
Units redeemed                                                              (532,213)              (681,640)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (357,798)                60,444
Units outstanding, beginning                                               3,179,020              3,118,576
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,821,222              3,179,020
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         45,249,275
Cost of units redeemed                                                                          (27,243,323)
Account charges                                                                                  (1,283,614)
Net investment income (loss)                                                                       (213,873)
Net realized gain (loss)                                                                         (1,825,133)
Realized gain distributions                                                                       3,343,295
Net change in unrealized appreciation (depreciation)                                                883,075
                                                                                       --------------------
Net assets                                                                             $         18,909,702
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.68                56   $           430               N/A              -3.7%
12/31/2014                        7.98                72               576               N/A               1.6%
12/31/2013                        7.85               132             1,033               N/A              18.1%
12/31/2012                        6.64                64               427               N/A              11.4%
12/31/2011                        5.96                60               360               N/A              -3.7%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.68             2,765   $        18,480              1.30%             -5.0%
12/31/2014                        7.03             3,107            21,848              1.30%              0.3%
12/31/2013                        7.01             2,987            20,947              1.30%             16.6%
12/31/2012                        6.01             2,422            14,564              1.30%             10.0%
12/31/2011                        5.47             3,012            16,467              1.30%             -4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               1.8%
2013                               0.7%
2012                               1.4%
2011                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TOPS MANAGED RISK BALANCED ETF PORTFOLIO 2 CLASS - 66537U734

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       505,980   $       535,937            47,375
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (10)
                                                       ---------------
Net assets                                             $       505,970
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       180,811            37,574   $          4.81
Band B                                                         325,159            68,692              4.73
                                                       ---------------   ---------------
Total                                                  $       505,970           106,266
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,709
Mortality & expense charges and administrative fees (Band B)                                        (1,721)
                                                                                           ---------------
Net investment income (loss)                                                                         3,988
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (741)
Realized gain distributions                                                                         10,793
Net change in unrealized appreciation (depreciation)                                               (30,912)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,860)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (16,872)
                                                                                           ===============

                        STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,988   $               (101)
Net realized gain (loss)                                                        (741)                     0
Realized gain distributions                                                   10,793                      0
Net change in unrealized appreciation (depreciation)                         (30,912)                   955
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (16,872)                   854
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     404,821                167,813
Cost of units redeemed                                                       (47,334)                     0
Account charges                                                               (3,193)                  (119)
                                                                --------------------   --------------------
Increase (decrease)                                                          354,294                167,694
                                                                --------------------   --------------------
Net increase (decrease)                                                      337,422                168,548
Net assets, beginning                                                        168,548                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            505,970   $            168,548
                                                                ====================   ====================

Units sold                                                                    89,857                 33,509
Units redeemed                                                               (17,076)                   (24)
                                                                --------------------   --------------------
Net increase (decrease)                                                       72,781                 33,485
Units outstanding, beginning                                                  33,485                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    106,266                 33,485
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            572,634
Cost of units redeemed                                                                              (47,334)
Account charges                                                                                      (3,312)
Net investment income (loss)                                                                          3,887
Net realized gain (loss)                                                                               (741)
Realized gain distributions                                                                          10,793
Net change in unrealized appreciation (depreciation)                                                (29,957)
                                                                                       --------------------
Net assets                                                                             $            505,970
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.81                38   $           181               N/A              -4.5%
12/31/2014                        5.04                23               118               N/A               0.8%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.73                69   $           325              1.30%             -5.7%
12/31/2014                        5.02                10                51              1.30%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.7%
2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TOPS MANAGED RISK GROWTH ETF PORTFOLIO 2 CLASS - 66537U684

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       697,531   $       772,755            73,967
                                                                         ===============   ===============
Receivables: investments sold                                   76,913
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       774,444
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       201,169            44,158   $          4.56
Band B                                                         573,275           127,927              4.48
                                                       ---------------   ---------------
Total                                                  $       774,444           172,085
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,842
Mortality & expense charges and administrative fees (Band B)                                        (3,731)
                                                                                           ---------------
Net investment income (loss)                                                                         4,111
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,030)
Realized gain distributions                                                                          2,387
Net change in unrealized appreciation (depreciation)                                               (75,344)
                                                                                           ---------------
Net gain (loss)                                                                                    (73,987)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (69,876)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,111   $                (80)
Net realized gain (loss)                                                      (1,030)                     0
Realized gain distributions                                                    2,387                      0
Net change in unrealized appreciation (depreciation)                         (75,344)                   120
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (69,876)                    40
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     843,625                 83,810
Cost of units redeemed                                                       (81,495)                     0
Account charges                                                               (1,660)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          760,470                 83,810
                                                                --------------------   --------------------
Net increase (decrease)                                                      690,594                 83,850
Net assets, beginning                                                         83,850                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            774,444   $             83,850
                                                                ====================   ====================

Units sold                                                                   172,205                 16,780
Units redeemed                                                               (16,900)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      155,305                 16,780
Units outstanding, beginning                                                  16,780                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    172,085                 16,780
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            927,435
Cost of units redeemed                                                                              (81,495)
Account charges                                                                                      (1,660)
Net investment income (loss)                                                                          4,031
Net realized gain (loss)                                                                             (1,030)
Realized gain distributions                                                                           2,387
Net change in unrealized appreciation (depreciation)                                                (75,224)
                                                                                       --------------------
Net assets                                                                             $            774,444
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.56                44   $           201               N/A              -9.1%
12/31/2014                        5.01                 0                 0               N/A               0.3%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.48               128   $           573              1.30%            -10.3%
12/31/2014                        5.00                17                84              1.30%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.8%
2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO 2 CLASS - 66537U718

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,303,256   $     4,678,679           398,807
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (116)
                                                       ---------------
Net assets                                             $     4,303,140
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,470,905           523,241   $          4.72
Band B                                                       1,832,235           394,437              4.65
                                                       ---------------   ---------------
Total                                                  $     4,303,140           917,678
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        47,445
Mortality & expense charges and administrative fees (Band B)                                       (12,410)
                                                                                           ---------------
Net investment income (loss)                                                                        35,035
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (29,871)
Realized gain distributions                                                                         76,603
Net change in unrealized appreciation (depreciation)                                              (375,560)
                                                                                           ---------------
Net gain (loss)                                                                                   (328,828)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (293,793)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             35,035   $                (45)
Net realized gain (loss)                                                     (29,871)                     0
Realized gain distributions                                                   76,603                      0
Net change in unrealized appreciation (depreciation)                        (375,560)                   137
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (293,793)                    92
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,417,236                219,359
Cost of units redeemed                                                       (15,524)                     0
Account charges                                                              (24,164)                   (66)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,377,548                219,293
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,083,755                219,385
Net assets, beginning                                                        219,385                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          4,303,140   $            219,385
                                                                ====================   ====================

Units sold                                                                   956,094                 43,641
Units redeemed                                                               (82,044)                   (13)
                                                                --------------------   --------------------
Net increase (decrease)                                                      874,050                 43,628
Units outstanding, beginning                                                  43,628                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    917,678                 43,628
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,636,595
Cost of units redeemed                                                                              (15,524)
Account charges                                                                                     (24,230)
Net investment income (loss)                                                                         34,990
Net realized gain (loss)                                                                            (29,871)
Realized gain distributions                                                                          76,603
Net change in unrealized appreciation (depreciation)                                               (375,423)
                                                                                       --------------------
Net assets                                                                             $          4,303,140
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.72               523   $         2,471               N/A              -6.4%
12/31/2014                        5.04                 7                37               N/A               0.9%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.65               394   $         1,832              1.30%             -7.6%
12/31/2014                        5.03                36               182              1.30%              0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.1%
2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       854,748   $       906,805            51,644
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (33)
                                                       ---------------
Net assets                                             $       854,715
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       124,343            15,498   $          8.02
Band B                                                         730,372           100,578              7.26
                                                       ---------------   ---------------
Total                                                  $       854,715           116,076
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        26,515
Mortality & expense charges and administrative fees (Band B)                                       (10,604)
                                                                                           ---------------
Net investment income (loss)                                                                        15,911
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,153)
Realized gain distributions                                                                         68,509
Net change in unrealized appreciation (depreciation)                                              (110,256)
                                                                                           ---------------
Net gain (loss)                                                                                    (42,900)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (26,989)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,911   $            514,699
Net realized gain (loss)                                                      (1,153)            10,505,223
Realized gain distributions                                                   68,509              1,240,836
Net change in unrealized appreciation (depreciation)                        (110,256)            (9,767,032)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (26,989)             2,493,726
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     170,472              1,590,183
Cost of units redeemed                                                      (301,486)           (34,801,686)
Account charges                                                               (5,420)              (108,415)
                                                                --------------------   --------------------
Increase (decrease)                                                         (136,434)           (33,319,918)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (163,423)           (30,826,192)
Net assets, beginning                                                      1,018,138             31,844,330
                                                                --------------------   --------------------
Net assets, ending                                              $            854,715   $          1,018,138
                                                                ====================   ====================

Units sold                                                                    23,371                244,269
Units redeemed                                                               (40,880)            (4,678,348)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,509)            (4,434,079)
Units outstanding, beginning                                                 133,585              4,567,664
                                                                --------------------   --------------------
Units outstanding, ending                                                    116,076                133,585
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         37,289,556
Cost of units redeemed                                                                          (52,844,463)
Account charges                                                                                    (878,797)
Net investment income (loss)                                                                      1,106,716
Net realized gain (loss)                                                                         14,924,415
Realized gain distributions                                                                       1,309,345
Net change in unrealized appreciation (depreciation)                                                (52,057)
                                                                                       --------------------
Net assets                                                                             $            854,715
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.02                15   $           124               N/A              -2.5%
12/31/2014                        8.23                16               128               N/A               9.8%
12/31/2013                        7.49               129               966               N/A              29.4%
12/31/2012                        5.79               129               749               N/A              16.5%
12/31/2011                        4.97                78               387               N/A               3.9%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.26               101   $           730              1.30%             -3.7%
12/31/2014                        7.54               118               890              1.30%              8.4%
12/31/2013                        6.96             4,439            30,879              1.30%             27.7%
12/31/2012                        5.45             4,565            24,862              1.30%             15.0%
12/31/2011                        4.74             3,052            14,454              1.30%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                              2.8%
2014                              4.3%
2013                              2.1%
2012                              1.8%
2011                              2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                VANGUARD VIF MID-CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,172,470   $    15,314,644           876,239
                                                                         ===============   ===============
Receivables: investments sold                                   18,271
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    18,190,741
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,234,087            98,196   $         12.57
Band B                                                      16,956,654         1,550,088             10.94
                                                       ---------------   ---------------
Total                                                  $    18,190,741         1,648,284
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       267,284
Mortality & expense charges and administrative fees (Band B)                                      (257,457)
                                                                                           ---------------
Net investment income (loss)                                                                         9,827
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,032,494
Realized gain distributions                                                                      1,197,795
Net change in unrealized appreciation (depreciation)                                            (3,619,730)
                                                                                           ---------------
Net gain (loss)                                                                                   (389,441)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (379,614)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,827   $            (84,521)
Net realized gain (loss)                                                   2,032,494              1,057,955
Realized gain distributions                                                1,197,795                662,761
Net change in unrealized appreciation (depreciation)                      (3,619,730)               658,130
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (379,614)             2,294,325
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,585,762              7,504,082
Cost of units redeemed                                                    (6,226,856)            (4,058,545)
Account charges                                                             (128,299)              (140,552)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,769,393)             3,304,985
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,149,007)             5,599,310
Net assets, beginning                                                     23,339,748             17,740,438
                                                                --------------------   --------------------
Net assets, ending                                              $         18,190,741   $         23,339,748
                                                                ====================   ====================

Units sold                                                                   156,598                716,297
Units redeemed                                                              (570,614)              (413,671)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (414,016)               302,626
Units outstanding, beginning                                               2,062,300              1,759,674
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,648,284              2,062,300
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         57,369,268
Cost of units redeemed                                                                          (45,487,109)
Account charges                                                                                  (1,369,896)
Net investment income (loss)                                                                       (127,451)
Net realized gain (loss)                                                                         (2,581,104)
Realized gain distributions                                                                       7,529,207
Net change in unrealized appreciation (depreciation)                                              2,857,826
                                                                                       --------------------
Net assets                                                                             $         18,190,741
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.57                98   $         1,234               N/A              -1.4%
12/31/2014                       12.75               101             1,286               N/A              13.6%
12/31/2013                       11.22                79               891               N/A              34.9%
12/31/2012                        8.32                87               721               N/A              15.8%
12/31/2011                        7.18               101               723               N/A              -2.0%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         10.94             1,550   $        16,957              1.30%             -2.7%
12/31/2014                       11.24             1,961            22,054              1.30%             12.1%
12/31/2013                       10.03             1,680            16,849              1.30%             33.2%
12/31/2012                        7.53             2,038            15,345              1.30%             14.3%
12/31/2011                        6.59             2,645            17,419              1.30%             -3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               1.3%
2014                               0.8%
2013                               1.1%
2012                               1.3%
2011                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,169,154   $    10,064,246           441,775
                                                                         ===============   ===============
Receivables: investments sold                                   15,361
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,184,515
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       694,464            53,618   $         12.95
Band B                                                       8,490,051           753,087             11.27
                                                       ---------------   ---------------
Total                                                  $     9,184,515           806,705
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        49,243
Mortality & expense charges and administrative fees (Band B)                                      (144,198)
                                                                                           ---------------
Net investment income (loss)                                                                       (94,955)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,409
Realized gain distributions                                                                      1,564,494
Net change in unrealized appreciation (depreciation)                                            (1,580,855)
                                                                                           ---------------
Net gain (loss)                                                                                     28,048
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (66,907)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (94,955)  $            (93,778)
Net realized gain (loss)                                                      44,409                204,605
Realized gain distributions                                                1,564,494                228,791
Net change in unrealized appreciation (depreciation)                      (1,580,855)               203,278
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (66,907)               542,896
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     907,763             13,822,112
Cost of units redeemed                                                    (5,809,284)            (1,798,956)
Account charges                                                              (73,640)               (56,036)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,975,161)            11,967,120
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,042,068)            12,510,016
Net assets, beginning                                                     14,226,583              1,716,567
                                                                --------------------   --------------------
Net assets, ending                                              $          9,184,515   $         14,226,583
                                                                ====================   ====================

Units sold                                                                    86,314              1,228,956
Units redeemed                                                              (482,974)              (171,562)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (396,660)             1,057,394
Units outstanding, beginning                                               1,203,365                145,971
                                                                --------------------   --------------------
Units outstanding, ending                                                    806,705              1,203,365
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         34,222,231
Cost of units redeemed                                                                          (23,948,764)
Account charges                                                                                    (283,473)
Net investment income (loss)                                                                       (298,159)
Net realized gain (loss)                                                                         (2,787,124)
Realized gain distributions                                                                       3,174,896
Net change in unrealized appreciation (depreciation)                                               (895,092)
                                                                                       --------------------
Net assets                                                                             $          9,184,515
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         12.95                54   $           694               N/A              -2.8%
12/31/2014                       13.32                60               793               N/A               3.4%
12/31/2013                       12.88                27               343               N/A              46.5%
12/31/2012                        8.79                27               239               N/A              14.7%
12/31/2011                        7.67                42               322               N/A               1.4%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $         11.27               753   $         8,490              1.30%             -4.0%
12/31/2014                       11.74             1,144            13,434              1.30%              2.0%
12/31/2013                       11.51               119             1,374              1.30%             44.7%
12/31/2012                        7.96                91               721              1.30%             13.2%
12/31/2011                        7.03               112               787              1.30%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               0.4%
2014                               0.1%
2013                               0.5%
2012                               0.2%
2011                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    79,696,918   $    79,724,745         6,768,670
                                                                         ===============   ===============
Receivables: investments sold                                  105,715
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    79,802,633
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,880,400           496,231   $          7.82
Band B                                                      75,922,233        11,154,034              6.81
                                                       ---------------   ---------------
Total                                                  $    79,802,633        11,650,265
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,946,362
Mortality & expense charges and administrative fees (Band B)                                    (1,061,259)
                                                                                           ---------------
Net investment income (loss)                                                                       885,103
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           212,414
Realized gain distributions                                                                        364,942
Net change in unrealized appreciation (depreciation)                                            (2,142,961)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,565,605)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (680,502)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            885,103   $           (307,956)
Net realized gain (loss)                                                     212,414                113,784
Realized gain distributions                                                  364,942                 57,840
Net change in unrealized appreciation (depreciation)                      (2,142,961)             2,155,506
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (680,502)             2,019,174
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,457,667             83,682,265
Cost of units redeemed                                                   (19,860,675)           (11,126,346)
Account charges                                                             (549,468)              (404,942)
                                                                --------------------   --------------------
Increase (decrease)                                                       (9,952,476)            72,150,977
                                                                --------------------   --------------------
Net increase (decrease)                                                  (10,632,978)            74,170,151
Net assets, beginning                                                     90,435,611             16,265,460
                                                                --------------------   --------------------
Net assets, ending                                              $         79,802,633   $         90,435,611
                                                                ====================   ====================

Units sold                                                                 1,664,629             12,397,675
Units redeemed                                                            (3,111,376)            (1,755,240)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,446,747)            10,642,435
Units outstanding, beginning                                              13,097,012              2,454,577
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,650,265             13,097,012
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        137,520,648
Cost of units redeemed                                                                          (60,781,586)
Account charges                                                                                  (1,866,785)
Net investment income (loss)                                                                      2,343,111
Net realized gain (loss)                                                                          1,489,461
Realized gain distributions                                                                       1,125,611
Net change in unrealized appreciation (depreciation)                                                (27,827)
                                                                                       --------------------
Net assets                                                                             $         79,802,633
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND A
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          7.82               496   $         3,880               N/A               0.3%
12/31/2014                        7.79               458             3,571               N/A               5.9%
12/31/2013                        7.36               160             1,179               N/A              -2.3%
12/31/2012                        7.53               196             1,479               N/A               4.0%
12/31/2011                        7.24               197             1,427               N/A               7.7%

                                                              BAND B
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                         ACCUMULATION         UNITS                               A % OF
                            UNIT           OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)            ASSETS        TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.81            11,154   $        75,922              1.30%             -1.0%
12/31/2014                        6.87            12,639            86,865              1.30%              4.5%
12/31/2013                        6.58             2,294            15,086              1.30%             -3.6%
12/31/2012                        6.82             3,032            20,672              1.30%              2.7%
12/31/2011                        6.64             3,551            23,577              1.30%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2015                               2.3%
2014                               0.7%
2013                               2.8%
2012                               2.9%
2011                               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL American Individual Variable Annuity Unit Trust
                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

The AUL American Individual Variable Annuity Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                 FUND FAMILIES

            AB                   Franklin Templeton             Royce Capital
          Alger                    Goldman Sachs                T. Rowe Price
     American Century                 Invesco                    Timothy Plan
         Calvert                       Janus                         TOPS
         Columbia                 Neuberger Berman                 Vanguard
         Dreyfus                     OneAmerica
         Fidelity                     Pioneer

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2015. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2015.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract. Refer to Note 3 for further information.

              BAND A                              BAND B
              ------------------------   ------------------------
                   Select Point                 Star Point
                 Variable Annuity            Variable Annuity

                   Direct Point              Voyage Protector
                 Variable Annuity            Variable Annuity

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - Unadjusted quoted prices in active markets for identical assets.

     Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2015, in valuing the Variable Account's subaccount investments carried at fair value:

                                     LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
                                 --------------   --------------   --------------   --------------
          Mutual Funds           $  578,823,345   $           --   $           --   $  578,823,345

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2015, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

          Value                                   0.50%
          Investment Grade Bond                   0.50%
          Asset Director                          0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual fund.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.   ACCOUNT CHARGES

BAND A

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   ACCOUNT CHARGES (CONTINUED)

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2015 and 2014, were $1,117,818 and $1,226,591, respectively.

BAND B

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE PROTECTOR): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2015 and 2014, were $6,875,834 and $8,054,213, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2015 and 2014, were $2,905,773 and $3,809,930, respectively.

4.   INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015, by each subaccount, are shown below:

          FUND NAME                                                                          PURCHASES          SALES
          ------------------------------------------------------------------------------   --------------   --------------
          AB VPS International Growth Portfolio A Class                                    $       18,599   $       36,684
          AB VPS International Value Portfolio A Class                                              1,778           35,894
          AB VPS Small/Mid Cap Value Portfolio A Class                                             45,316          207,110
          Alger Large Cap Growth Portfolio I-2 Class                                              176,884          925,320
          Alger Small Cap Growth Portfolio I-2 Class                                               57,664          472,398
          American Century VP Capital Appreciation Fund I Class                                   575,231          210,239
          American Century VP Income & Growth Fund I Class                                      9,685,082       11,579,611
          American Century VP International Fund I Class                                        3,044,531        6,171,898
          American Century VP Mid Cap Value Fund II Class                                         188,700          191,675
          American Century VP Ultra Fund I Class                                                   30,322           52,160
          Calvert VP SRI Mid Cap Growth Portfolio                                                 119,391          240,010
          Columbia Variable Portfolio-Small Cap Value Fund 1 Class                                 38,275           79,395
          Columbia Variable Portfolio-US Government Mortgage Fund 1 Class                          81,961           16,673
          Dreyfus IP, Small Cap Stock Index Portfolio Service Class                                26,357           56,613
          Dreyfus IP, Technology Growth Portfolio Service Class                                    96,643           75,662
          Dreyfus VIF, Appreciation Portfolio Service Class                                        30,793          116,519
          Fidelity VIP Asset Manager Portfolio Initial Class                                      130,261          740,656
          Fidelity VIP Contrafund Portfolio Initial Class                                         585,641        3,137,211
          Fidelity VIP Equity-Income Portfolio Initial Class                                      162,908        1,267,441
          Fidelity VIP Freedom 2005 Portfolio Initial Class                                            --              864
          Fidelity VIP Freedom 2010 Portfolio Initial Class                                        16,352           52,052
          Fidelity VIP Freedom 2015 Portfolio Initial Class                                        35,024          168,546
          Fidelity VIP Freedom 2020 Portfolio Initial Class                                        84,126          124,582
          Fidelity VIP Freedom 2025 Portfolio Initial Class                                        18,931          182,271
          Fidelity VIP Freedom 2030 Portfolio Initial Class                                        55,087          150,307
          Fidelity VIP Freedom Income Portfolio Initial Class                                         739           79,916
          Fidelity VIP Growth Portfolio Initial Class                                             210,559        1,055,379
          Fidelity VIP High Income Portfolio Initial Class                                        259,717        1,001,746
          Fidelity VIP Index 500 Portfolio Initial Class                                          767,558        3,078,908
          Fidelity VIP Mid Cap Portfolio Service 2 Class                                          153,763          295,227
          Fidelity VIP Overseas Portfolio Initial Class                                           319,271          582,651

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   INVESTMENT TRANSACTIONS (CONTINUED)

          FUND NAME                                                                          PURCHASES          SALES
          ------------------------------------------------------------------------------   --------------   --------------
          Franklin Founding Funds Allocation VIP Fund 1 Class                              $        8,592   $       34,616
          Franklin Small Cap Value VIP Fund 1 Class                                               973,880        4,449,676
          Goldman Sachs VIT Money Market Fund Service Class                                    25,883,165        1,743,428
          Invesco V.I. Core Equity Fund Series II Class                                               244           46,535
          Invesco V.I. Diversified Dividend Fund Series I Class                                    19,370          186,570
          Invesco V.I. Global Health Care Fund Series I Class                                     903,587          299,799
          Invesco V.I. Global Real Estate Fund Series I Class                                   2,194,235        6,685,443
          Invesco V.I. High Yield Fund Series I Class                                           1,067,066        5,795,513
          Invesco V.I. International Growth Fund Series II Class                                   80,922          237,740
          Invesco V.I. Managed Volatility Fund Series I Class                                     268,785          846,589
          Invesco V.I. Mid Cap Growth Fund Series I Class                                           9,962          197,377
          Janus Aspen Flexible Bond Portfolio Institutional Class                               3,908,295       13,020,505
          Janus Aspen Forty Portfolio Institutional Class                                         326,104          225,113
          Janus Aspen Global Research Portfolio Institutional Class                               105,150          735,418
          Janus Aspen Overseas Portfolio Service Class                                             29,778          118,388
          Janus Aspen Perkins Mid Cap Value Portfolio Service Class                                 5,630          108,000
          Neuberger Berman AMT Mid Cap Growth Portfolio Service Class                             893,472          145,488
          Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class                              186,101          329,775
          Neuberger Berman Short Duration Bond Portfolio I Class                                   40,493          400,731
          OneAmerica Asset Director Portfolio O Class                                             988,939        3,946,091
          OneAmerica Investment Grade Bond Portfolio O Class                                    1,863,397        5,599,063
          OneAmerica Value Portfolio O Class                                                    1,487,043        5,824,270
          Pioneer Emerging Markets VCT Portfolio I Class                                           49,306          132,579
          Pioneer Equity Income VCT Portfolio II Class                                             23,842          127,669
          Pioneer Fund VCT Portfolio I Class                                                       57,628          401,254
          Pioneer Select Mid Cap Growth VCT Portfolio I Class                                      69,562          382,146
          Royce Capital Small-Cap Portfolio Investor Class                                         35,862           38,855
          T. Rowe Price Blue Chip Growth Portfolio                                              3,798,151       17,747,727
          T. Rowe Price Equity Income Portfolio                                                   337,994        1,998,726
          T. Rowe Price Limited-Term Bond Portfolio                                               135,574          893,266
          T. Rowe Price Mid-Cap Growth Portfolio                                                  494,401          927,048
          Templeton Foreign VIP Fund 2 Class                                                    5,278,873        5,918,044
          Templeton Global Bond VIP Fund 1 Class                                                   96,356          541,845
          Timothy Plan Conservative Growth Variable                                               826,721        5,566,071
          Timothy Plan Strategic Growth Variable                                                  830,560        3,621,762
          TOPS Managed Risk Balanced ETF Portfolio 2 Class                                        404,821           52,248
          TOPS Managed Risk Growth ETF Portfolio 2 Class                                          843,625           86,886
          TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class                               4,417,236           52,098
          Vanguard VIF Diversified Value Portfolio                                                170,472          317,510
          Vanguard VIF Mid-Cap Index Portfolio                                                  1,585,762        6,612,612
          Vanguard VIF Small Company Growth Portfolio                                             907,763        6,027,122
          Vanguard VIF Total Bond Market Index Portfolio                                       10,457,667       21,471,402
                                                                                           --------------   --------------
          TOTAL                                                                            $   89,083,850   $  156,278,616
                                                                                           --------------   --------------

5.   INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.) REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2015 AND 2014

[PWC Logo]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PRICEWATERHOUSECOOPERSLLP, 101 W.WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flow for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flow for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2015 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are material; they are described in Note 2. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

March 24, 2016

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $9,032,353 and $8,835,203)                         $     8,788,237   $     8,209,181
Stocks
   Preferred, at cost (market value of $9,625 and $10,660)                                             9,533            11,033
   Common, at market
     Affiliated (cost of $1,464 and $1,464)                                                            1,629             1,368
     Unaffiliated (cost of $83,863 and $67,887)                                                       85,932            71,520
Mortgage loans                                                                                     1,515,752         1,446,869
Real estate                                                                                           62,686            62,595
Other invested assets                                                                                 83,436            82,477
Contract loans                                                                                       283,709           260,212
Cash (overdraft) and cash equivalents of ($31,645) and ($45,013), and short-term
   investments of $137,003 and $127,000 at 2015 and 2014, respectively                               105,358            81,987
                                                                                             ---------------   ---------------
        Total cash and invested assets                                                            10,936,272        10,227,242
                                                                                             ---------------   ---------------
Other
   Premiums deferred and uncollected                                                                  55,354            50,375
   Reinsurance receivables                                                                            30,862            41,008
   Investment income due and accrued                                                                  95,023            92,001
   Net deferred tax asset                                                                             55,732            52,131
   Corporate owned life insurance                                                                     63,505            57,222
   Other assets                                                                                       22,386            16,652
   Separate account assets                                                                        12,312,537        12,864,885
                                                                                             ---------------   ---------------
        Total admitted assets                                                                $    23,571,671   $    23,401,516
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
LIABILITIES AND SURPLUS
Policy reserves
   Life reserves                                                                             $     1,616,433   $     1,508,721
   Annuity reserves                                                                                6,894,112         6,303,337
   Accident and health reserves                                                                      158,064           158,544
   Other reserves                                                                                    107,913            85,783
                                                                                             ---------------   ---------------
                                                                                                   8,776,522         8,056,385
                                                                                             ---------------   ---------------
Policy and contract liabilities
   Policy claims in process of settlement                                                             51,603            55,887
   Policy dividends payable                                                                           30,689            29,197
   Deposit-type contracts                                                                          1,197,286         1,112,753
   Other policy and contract liabilities                                                               4,548             4,589
                                                                                             ---------------   ---------------
                                                                                                   1,284,126         1,202,426
                                                                                             ---------------   ---------------
General liabilities and other reserves
   Accrued commissions and general expenses                                                           74,101            75,067
   Taxes, licenses and fees                                                                            7,894             5,665
   Federal income tax payable                                                                         15,383             3,971
   Transfers to separate accounts, due or accrued                                                    (10,064)          (12,801)
   Asset valuation reserve                                                                            76,906            71,497
   Interest maintenance reserve                                                                       15,898            23,484
   Pension liability                                                                                  10,092             9,940
   Other liabilities                                                                                  87,902            83,988
   Separate account liabilities                                                                   12,312,537        12,864,885
                                                                                             ---------------   ---------------
                                                                                                  12,590,649        13,125,696
                                                                                             ---------------   ---------------
     Total liabilities                                                                            22,651,297        22,384,507
                                                                                             ---------------   ---------------

Common capital stock, $100 par value, authorized 50,000 shares;
   issued and outstanding 50,000 shares                                                                5,000             5,000
Surplus notes                                                                                         75,000            75,000
Gross paid in and contributed surplus                                                                    550               550
Unassigned surplus (includes deferred gain on reinsurance transaction of $29,176 and
   $32,777 in 2015 and 2014, respectively)                                                           839,824           936,459
                                                                                             ---------------   ---------------
     Total surplus                                                                                   920,374         1,017,009
                                                                                             ---------------   ---------------
     Total liabilities and surplus                                                           $    23,571,671   $    23,401,516
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
PREMIUM AND OTHER INCOME
   Life and annuities                                                                        $     3,508,156   $     3,097,152
   Accident and health                                                                                63,081            58,035
   Net investment income                                                                             502,834           490,895
   Amortization of interest maintenance reserve                                                        5,417             6,909
   Ceding commissions, expense allowances and reserve adjustments                                     73,151            77,062
   Other income                                                                                      130,065           131,433
                                                                                             ---------------   ---------------
                                                                                                   4,282,704         3,861,486
                                                                                             ---------------   ---------------

BENEFITS AND EXPENSES
   Death benefits                                                                                    120,847           108,863
   Accident and health and disability benefits                                                        47,163            43,514
   Annuity benefits                                                                                   51,123            45,664
   Surrender benefits and other fund withdrawals                                                   3,150,245         2,853,614
   Other benefits                                                                                     28,062            25,005
   Increase in policy reserves                                                                       720,137           290,677
   Separate account transfers                                                                       (343,634)          (22,651)
   General expenses                                                                                  254,830           228,069
   Commissions and service fees                                                                      166,261           171,882
   Taxes, licenses and fees                                                                           20,165            18,489
   Other                                                                                              (7,216)           (5,000)
                                                                                             ---------------   ---------------
                                                                                                   4,207,983         3,758,126
                                                                                             ---------------   ---------------
     Net gain from operations before dividends to policyholders, federal income taxes,
        and net realized capital losses                                                               74,721           103,360

Dividends to policyholders                                                                            30,135            28,222
Federal income tax expense                                                                            26,896            21,108
                                                                                             ---------------   ---------------
     Net gain from operations before net realized capital losses                                      17,690            54,030

Net realized capital losses, net of federal income (benefit) expense of ($2,400)
  and $857, and net transfers of capital gains to the interest maintenance
  reserve of ($2,169) and $3,894, in 2015 and 2014, respectively                                      (4,378)           (5,879)
                                                                                             ---------------   ---------------
     Net income                                                                              $        13,312   $        48,151
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
SURPLUS, BEGINNING OF YEAR                                                                   $     1,017,009   $       980,681

Net income                                                                                            13,312            48,151
Other additions (deductions)
   Change in unrealized gain                                                                             823             4,563
   Change in net deferred income tax                                                                  25,251            13,317
   Change in asset valuation reserve                                                                  (5,409)           (1,733)
   Change in nonadmitted assets                                                                      (27,660)          (17,863)
   Change in surplus as a result of reinsurance                                                       (3,601)           (5,187)
   Change in pension liability                                                                           661            (4,964)
   Dividends                                                                                        (100,000)               --
   Other                                                                                                 (12)               44
                                                                                             ---------------   ---------------
SURPLUS, END OF YEAR                                                                         $       920,374   $     1,017,009
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
CASH FROM OPERATIONS
   Premiums and other policy considerations                                                  $     3,568,803   $     3,152,354
   Investment income                                                                                 492,986           481,557
   Other income                                                                                      204,142           200,485
                                                                                             ---------------   ---------------
                                                                                                   4,265,931         3,834,396
                                                                                             ---------------   ---------------

   Benefits and Separate Account transfers                                                         3,050,226         3,051,229
   Commissions and general expenses                                                                  436,878           409,282
   Federal income taxes (including ($2,400) and $857 for 2015 and 2014 on capital
     gains/(losses))                                                                                  13,084            11,197
   Dividends to policyholders                                                                         28,643            29,034
                                                                                             ---------------   ---------------
                                                                                                   3,528,831         3,500,742
                                                                                             ---------------   ---------------
        Net cash provided from operations                                                            737,100           333,654
                                                                                             ---------------   ---------------

CASH FROM INVESTMENTS
   Proceeds from investments sold, redeemed or matured
     Bonds                                                                                         1,131,873         1,085,188
     Stocks                                                                                            4,237            12,366
     Mortgage loans                                                                                  275,584           153,608
     Other invested assets                                                                            19,090             2,061
                                                                                             ---------------   ---------------
                                                                                                   1,430,784         1,253,223
                                                                                             ---------------   ---------------
   Cost of investments acquired
     Bonds                                                                                         1,702,412         1,401,631
     Stocks                                                                                           18,589            21,738
     Mortgage loans                                                                                  344,602           212,367
     Real estate                                                                                       4,307             4,752
     Other invested assets                                                                            19,229            30,724
                                                                                             ---------------   ---------------
                                                                                                   2,089,139         1,671,212
     Increase in contract loans                                                                       23,497            25,341
                                                                                             ---------------   ---------------
        Net cash used from investments                                                              (681,852)         (443,330)
                                                                                             ---------------   ---------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Net deposits on deposit-type contracts                                                             84,533            83,143
   Dividends                                                                                        (100,000)               --
   Other uses                                                                                        (16,410)          (17,351)
                                                                                             ---------------   ---------------
        Net cash provided (used) from financing and miscellaneous sources                            (31,877)           65,792
                                                                                             ---------------   ---------------
        Net change in cash and short-term investments                                                 23,371           (43,884)
Cash and short-term investments, beginning of year                                                    81,987           125,871
                                                                                             ---------------   ---------------
Cash and short-term investments, end of year                                                 $       105,358   $        81,987
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.


AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

1. NATURE OF OPERATIONS

     American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third party administrators. Forty-seven percent of AUL's direct premiums for the year ended December 31, 2015 were generated in six states: California, Texas, Indiana, Illinois, Colorado, and Wisconsin.

     On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

     All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner. The Company does not have any permitted practices.

     NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

     - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

     - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

     - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally at amortized cost rather than at market value.

     - Certain assets designated as "nonadmitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

     - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

     - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

     - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

     - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

     - The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

     - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

     - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     CORRECTION OF ERROR

     In 2015, the Company identified and corrected prior period errors totaling approximately $2,900 which increased before tax net income as presented in the 2015 Statement of Operations. Management believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

     INVESTMENTS

     Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of insurance affiliates are carried at statutory equity. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

     Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

     For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

     Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

     Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

     Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

     Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

     The corporate owned life insurance is carried at cash surrender value.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

     An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 - Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

     Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. There were no impairments in 2015 or 2014.

     SUBPRIME RISK EXPOSURE

     Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

     The Company has an investment in a limited partnership where the manager of this partnership invests in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this Schedule BA investment is $23,166 at December 31, 2015. There has been no other-than-temporary impairment loss recognized to date. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund. The investment has an NAIC-3 rating at December 31, 2015.

     PROPERTY AND EQUIPMENT

     Property and equipment is carried at cost, net of accumulated depreciation of $108,096 and $99,989 as of December 31, 2015 and 2014, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2015 and 2014 was $9,051 and $5,568, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     SEPARATE ACCOUNTS

     The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

     PREMIUMS DEFERRED AND UNCOLLECTED

     Premiums deferred and uncollected represent annual or fractional premiums either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

     POLICY RESERVES

     Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1960, 1961, 1980, 1981 and 2001 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5 percent to 10 percent.

     PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

     Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

     The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     LEASING ARRANGEMENTS

     The Company leases office space and equipment under various noncancelable operating leases. Rent expense was $3,694 and $3,624 for the years ended December 31, 2015 and 2014, respectively. Future lease commitments are as follows: 2016, $1,287; 2017, $886; 2018, $580; 2019, $339; 2020, $102.

     RETIREMENT PLANS

     Effective December 1, 2014, the Company changed the sponsorship of the defined benefit pension plan to OneAmerica.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     FEDERAL INCOME TAXES

     Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, NewOhio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

     Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $5,097 and $4,014 as of December 31, 2015 and 2014, respectively.

     Refer to Note 10 - FEDERAL INCOME TAXES for additional detail.

     REINSURANCE RECEIVABLES

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

     DERIVATIVES

     The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4 - INVESTMENTS for additional information.

     ESTIMATES

     The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

3. AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

     In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

     The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2015, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2015, statutory surplus was $426,867 and $47,452 for State Life and PML, respectively.

     AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2015 and 2014 for such services were $30,980 and $22,702, respectively.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2015 and 2014 was $29,176 and $32,777, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,601 and $5,187 of deferred gain amortization in 2015 and 2014, respectively.

     The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

     The Company earned fees of $1,087 and $1,785 in 2015 and 2014, respectively from OAS. OAS provided certain administrative services to AUL for fees of $1,179 and $929 in 2015 and 2014, respectively. The Company made no capital contributions to OAS in 2015 and $500 in 2014.

     The Company earned fees of $433 in 2015 and 2014 from RMS. The Company made noncash capital contributions to RMS of $4,000 and $2,500 in 2015 and 2014, respectively. During 2015 and 2014, the Company recognized a realized impairment loss of $3,334 and $3,616, respectively on its investment in RMS.

     AUL is the sole beneficiary in Lake County Trust (LCT), an Indiana land trust. In 2015, LCT provided a $5,800 return of capital to the Company. There was no return of capital in 2014.

     The Company began providing administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) in 2015 for $1,264.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,015 and $9,212 in 2015 and 2014, respectively. OAM also provides investment management services to AUL and fees for this service were $8,791 and $9,456 in 2015 and 2014, respectively.

     In 2015, the Company formed MRO-A, LLC in order to facilitate the transfer of management of the mineral rights portfolios.

     Intercompany services are settled monthly.

4. INVESTMENTS

     The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                                           UNREALIZED             ESTIMATED
                                                                    ADMITTED      ----------------------------       FAIR
      2015                                                            VALUE           GAINS          LOSSES         VALUE
      ---------------------------------------------------------   -------------   -------------   ------------   ------------
      U.S. government bonds                                       $     917,961   $      46,937   $      4,608   $    960,290
      All other government bonds                                         26,448           2,774            328         28,894
      Special revenue and special assessment                            678,016          46,379          3,761        720,634
      Hybrid bonds                                                       37,579           1,395          3,258         35,716
      Industrial and miscellaneous                                    7,128,233         319,303        160,717      7,286,819
                                                                  -------------   -------------   ------------   ------------
                                                                  $   8,788,237   $     416,788   $    172,672   $  9,032,353
                                                                  =============   =============   ============   ============

                                                                                           UNREALIZED             ESTIMATED
                                                                    ADMITTED      ----------------------------       FAIR
      2014                                                            VALUE           GAINS          LOSSES         VALUE
      ---------------------------------------------------------   -------------   -------------   ------------   ------------
      U.S. government bonds                                       $     805,838   $      53,522   $      5,122   $    854,238
      All other government bonds                                          8,380           1,861             --         10,241
      Special revenue and special assessment                            698,927          58,839          1,566        756,200
      Hybrid bonds                                                       33,844           6,300             48         40,096
      Industrial and miscellaneous                                    6,662,192         542,431         30,195      7,174,428
                                                                  -------------   -------------   ------------   ------------
                                                                  $   8,209,181   $     662,953   $     36,931   $  8,835,203
                                                                  =============   =============   ============   ============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2015                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $     204,789   $       3,070   $      50,295   $       1,538   $     255,084   $       4,608
      All other government bonds              8,357             328              --              --           8,357             328
      Special revenue and assessment        132,272           3,761              --              --         132,272           3,761
      Hybrid bonds                           26,574           2,978           2,135             280          28,709           3,258
      Industrial and miscellaneous        2,393,476         114,698         236,190          46,019       2,629,666         160,717
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $   2,765,468   $     124,835   $     288,620   $      47,837   $   3,054,088   $     172,672
                                      =============   =============   =============   =============   =============   =============

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2014                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $       8,944   $          65   $     152,375   $       5,057   $     161,319   $       5,122
      Special revenue and assessment         42,711             790          50,376             776          93,087           1,566
      Hybrid bonds                            2,367              48              --              --           2,367              48
      Industrial and miscellaneous          321,634           7,184         637,142          23,011         958,776          30,195
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $     375,656   $       8,087   $     839,893   $      28,844   $   1,215,549   $      36,931
                                      =============   =============   =============   =============   =============   =============

     At December 31, 2015, the Company owned $765,411 of energy sector securities out of a total bond portfolio of $8,788,237. These energy sector securities had accumulated net unrealized losses of $55,036.

     In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. There were no bond impairments related to other-than-temporary declines in fair value in 2015 or 2014.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The admitted value and estimated fair value of bonds at December 31, 2015, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                                                  ESTIMATED
                                                                                                ADMITTED            FAIR
                                                                                                  VALUE             VALUE
                                                                                             ---------------   ---------------
      Due in one year or less                                                                $       278,411   $       283,168
      Due after one year through five years                                                        1,781,257         1,883,002
      Due after five years through ten years                                                       2,854,285         2,853,221
      Due after ten years                                                                          2,045,525         2,110,234
                                                                                             ---------------   ---------------
                                                                                                   6,959,478         7,129,625
      Mortgage-backed securities                                                                   1,828,759         1,902,728
                                                                                             ---------------   ---------------
                                                                                             $     8,788,237   $     9,032,353
                                                                                             ===============   ===============

     Proceeds from sales of investments in bonds during 2015 were $453,808. Gross gains of $4,014 and gross losses of $7,153 were realized on those disposals. Proceeds from sales of investments in bonds during 2014 were $439,010. Gross gains of $10,614 and gross losses of $3,980 were realized on those disposals.

     Loan-backed securities owned at December 31, 2015 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

          The aggregate amount of unrealized losses:
                                                                                 Less than 12 Months           $        10,811
                                                                                 12 Months or Longer           $         1,860

          The aggregate related fair value of securities with unrealized losses:
                                                                                 Less than 12 Months           $       445,964
                                                                                 12 Months or Longer           $        70,080

     Total capital gains(losses) of ($3,249) and $6,337 before tax were transferred to IMR in 2015 and 2014, respectively.

     At December 31, 2015 and 2014, the common stock unrealized appreciation of $2,234 and $3,537, respectively, is comprised of $3,702 and $4,222 of unrealized gains and $1,468 and $685 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of ($1,303) and $354 in 2015 and 2014, respectively. In 2015 the Company reported stock impairments related to other-than-temporary declines in market values of $264. The amount was reported as a realized loss. The book value of the impaired stock was $455 at the time of write-down. There were no impaired unaffiliated stocks in 2014.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Net investment income consists of the following:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Interest                                                                                $       513,713   $       502,497
     Dividends                                                                                         3,787             3,253
     Rents                                                                                            16,425            15,487
     Other                                                                                             3,785             4,337
                                                                                             ---------------   ---------------
        Gross investment income                                                                      537,710           525,574

     Less investment expenses                                                                         34,876            34,679
                                                                                             ---------------   ---------------
        Net investment income                                                                $       502,834   $       490,895
                                                                                             ===============   ===============

     There was no nonadmitted accrued investment income at December 31, 2015 or 2014.

     At December 31, 2015 and 2014, investments in bonds with an admitted asset value of $5,924 and $5,926, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

     AUL had outstanding private placement commitments of approximately $29,204 and $32,391 at December 31, 2015 and 2014, respectively. AUL had outstanding commitments on its Other invested assets portfolio of $55,000 and $0 at December 31, 2015 and 2014, respectively.

     AUL held one structured note at December 31, 2015 and 2014 with the following values. This is not a mortgage-referenced security.

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
       Actual cost                                                                           $         6,962   $         6,962
       Fair value                                                                                      6,970             6,736
       Book/adjusted carrying value                                                                    6,967             6,966

     Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                   VALUATION
                                                                                          NAIC                      METHOD,
                                                                 DATE OF                RESPONSE        NAIC      RESUBMISSION
                          GROSS      NONADMITTED    ADMITTED    FILING TO    TYPE OF    RECEIVED     VALUATION      REQUIRED
     DESCRIPTION          ASSET        AMOUNT        ASSET        NAIC       FILING       (Y/N)        AMOUNT        (Y/N)
     -----------------  ----------  -------------  ----------  -----------  ---------  -----------  ------------  ------------
     RMS                $       --  $          --  $       --   5/29/2015     Sub-2         Y       $         --       N
     OAS                     1,629             --       1,629   5/29/2015     Sub-2         Y              1,309       N
     LCT                    16,927             --      16,927      N/A         N/A         N/A               N/A      N/A
     MRO-A                      69             69          --      N/A         N/A         N/A               N/A      N/A
                        ----------  -------------  ----------
                 Total  $   18,624  $          69  $   18,556
                        ==========  =============  ==========

     No filing with the NAIC is required as LCT and MRO-A are not stock investments.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     MORTGAGE LOANS

     AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2015, the largest geographic concentration of commercial mortgage loans was in the Midwest, where approximately 27 percent of the portfolio was invested.

     The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ---------------    ---------------   ---------------
     Apartments                                         $       243,824              16.1%   $       159,848              11.0%
     Industrial/warehouse                                       345,189              22.8%           356,282              24.6%
     Medical office                                              47,072               3.1%            57,635               4.0%
     Office                                                     188,549              12.4%           217,767              15.0%
     Retail                                                     625,948              41.2%           583,180              40.3%
     Other                                                       66,180               4.4%            73,007               5.0%
                                                        ---------------   ---------------    ---------------   ---------------
        Subtotal gross mortgage loans                         1,516,762             100.0%         1,447,719             100.0%
     Valuation allowance                                         (1,010)                                (850)
                                                        ---------------                      ---------------
     Balance, end of year                               $     1,515,752                      $     1,446,869
                                                        ===============                      ===============

     During 2015, the minimum and maximum lending rates for mortgage loans were
     2.9 percent and 5.7 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 70.5 percent. At December 31, 2015 and 2014, the Company held one mortgage with overdue interest. Interest due between 90 and 179 days was $7 and $17 at December 31, 2015 and 2014, respectively. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

     Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Allowance for losses, beginning of year                                                 $           850   $           893
     Addition to the allowance for losses                                                                160                99
     Reductions                                                                                           --              (142)
     Charge-offs, net of recoveries                                                                       --                --
                                                                                             ---------------   ---------------
     Allowance for losses, end of year                                                       $         1,010   $           850
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowances for losses at December 31, are as follows:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            UNPAID                               UNPAID
                                                           PRINCIPAL          RELATED           PRINCIPAL          RELATED
                                                            BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
                                                        ---------------   ---------------    ---------------   ---------------
     Apartments                                         $       243,824   $            --    $       159,848   $            --
     Industrial/warehouse                                       345,189              (265)           356,282              (105)
     Medical office                                              47,072                --             57,635                --
     Office                                                     188,549                --            217,767                --
     Retail                                                     625,948              (745)           583,180              (745)
     Other                                                       66,180                --             73,007                --
                                                        ---------------   ---------------    ---------------   ---------------
     Balance, end of year                               $     1,516,762   $        (1,010)   $     1,447,719   $          (850)
                                                        ===============   ===============    ===============   ===============

     The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

     The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     CM1 - highest quality                                                                   $     1,420,513   $     1,302,675
     CM2 - high quality                                                                               78,257           123,694
     CM3 - medium quality                                                                             16,029            19,297
     CM4 - low medium quality                                                                          1,844             1,908
     CM5 - low quality                                                                                    --                --
                                                                                             ---------------   ---------------
        Subtotal - CM category                                                                     1,516,643         1,447,574
     Residential - not categorized                                                                       119               145
     Valuation adjustment                                                                             (1,010)             (850)
                                                                                             ---------------   ---------------
        Total                                                                                $     1,515,752   $     1,446,869
                                                                                             ===============   ===============

     Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower,

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2015 or 2014.

     The Company did not restructure any mortgage loans in 2015 or 2014.

     AUL had outstanding mortgage loan commitments of approximately $118,025 and $116,915 at December 31, 2015 and 2014, respectively.

     DERIVATIVES

     The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

     The Company uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses. In 2014, the Company entered into an OTC put option transaction as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities, which expired in 2015.

     As of December 31, 2015, the fair value of derivative assets and liabilities were $5,563 and $2,724, respectively. As of December 31, 2014, the fair value of derivative assets and liabilities were $10,969 and $4,340, respectively. The change in fair value resulted in an unrealized loss of $2,825 and $1,555 as of December 31, 2015 and 2014, respectively.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

     The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2015.

     The Company received collateral from OTC counterparties in the amount of $2,950 and $6,200 at December 31, 2015 and 2014, respectively, and the Company delivered no collateral at December 31, 2015 or 2014. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

     The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                       2015                                2014
                                                        ----------------------------------   ---------------------------------
                                                           NOTIONAL         FAIR MARKET         NOTIONAL         FAIR MARKET
                                                        ---------------   ----------------   ---------------   ---------------
         Purchased S&P 500 Call Options                 $       167,400   $          5,563   $       106,000   $         8,033
         Written S&P 500 Call Options                           142,500             (2,724)           89,700            (4,340)
         Purchased S&P 500 Put Options                               --                 --           100,000             2,903
         Swaptions                                              650,000                 --           900,000                33
                                                                          ----------------                     ---------------
         Net Fair Market Value                                            $          2,839                     $         6,629
                                                                          ================                     ===============

     Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

                                                                                                                  ADMITTED
                                                                                                                RESTRICTED TO
                                                              TOTAL GENERAL ACCOUNT                                 TOTAL
                                                        ---------------------------------        CHANGE           ADMITTED
     RESTRICTED ASSET CATEGORY                               2015              2014           BETWEEN YEARS        ASSETS
     -------------------------------------------------  ---------------   ---------------    ---------------   ---------------
     Letter stock or securities restricted as to sale   $        47,385   $        45,383    $         2,002                 0%
     On deposit with states                                       5,924             5,926                 (2)                0%
     Bonds held for the Federal Home Loan Bank of
        Indianapolis collateral                                 480,277           474,721              5,556                 2%
     Bonds held for assumed reinsurance                         208,752           229,216            (20,464)                1%
     Mortgage loans held for the Federal Home Loan
        Bank of Indianapolis collateral                       1,106,655         1,010,100             96,555                 5%
                                                        ---------------   ---------------    ---------------   ---------------
     Total Restricted Assets                            $     1,848,993   $     1,765,346    $        83,647                 8%
                                                        ===============   ===============    ===============   ===============

5. REAL ESTATE

     AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,230 and $1,230 for investment properties and $110,520 and $106,304 for the home office at December 31, 2015 and 2014, respectively. Depreciation expense on real estate amounted to $4,208 and $4,497 in 2015 and 2014, respectively.

     Income from real estate for 2015 and 2014 includes $4,735 and $4,665, respectively, for AUL's occupancy of its own building.

     The Company reported no real estate acquired in satisfaction of debt in either 2015 or 2014.

6. RESERVE FOR POLICY BENEFITS

     Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

     In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

     Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

     The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $817,965 and $815,200 as of December 31, 2015 and 2014, respectively. The amount of the related reserve was $5,576 and $4,845 as of December 31, 2015 and 2014, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

     These reserves consisted of the following at December 31:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Life and accident and health reserves
        Individual, group and credit life policies                                           $     2,634,497   $     2,519,776
        Annuities and deposit administration funds                                                 6,894,112         6,303,337
        Accident and health and other reserves                                                     1,365,770         1,285,348
     Less reinsurance ceded                                                                       (2,117,857)       (2,052,076)
                                                                                             ---------------   ---------------
                                                                                             $     8,776,522   $     8,056,385
                                                                                             ===============   ===============

     The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ---------------    ---------------   ---------------
     Subject to discretionary withdrawal
        With market value adjustment                    $     2,343,170              11.6%   $     2,372,597              11.8%
        At book value less surrender charges                    405,126               2.0%           424,745               2.1%
        At market value                                      12,175,136              60.1%        12,707,897              62.7%
                                                        ---------------   ---------------    ---------------   ---------------
                                                             14,923,432              73.7%        15,505,239              77.8%
     Subject to discretionary withdrawal without
        adjustment
        At book value without adjustment                      3,331,929              16.4%         3,187,967              15.8%
     Not subject to discretionary withdrawal                  2,013,126               9.9%         1,432,730               7.1%
                                                        ---------------   ---------------    ---------------   ---------------

                                                        $    20,268,487             100.0%   $    20,125,936             100.0%
     Less reinsurance ceded                                          --                                   --
                                                        ---------------                      ---------------

                                                        $    20,268,487                      $    20,125,936
                                                        ===============                      ===============

7. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policyowners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                             GROSS        NET OF LOADING          GROSS        NET OF LOADING
                                                        ---------------   ---------------    ---------------   ---------------
     TYPE OF BUSINESS
        Ordinary new business                           $         5,947   $         3,025    $         5,755   $         2,509
        Ordinary renewal                                         43,940            49,189             40,185            44,982
        Group life                                                  238               238               (148)             (148)
                                                        ---------------   ---------------    ---------------   ---------------
                                                        $        50,125   $        52,452    $        45,792   $        47,343
                                                        ===============   ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $10,116 and $8,771 at December 31, 2015, and 2014, respectively. This represented 6.5 percent and 6.0 percent of the total net premiums written for group life and health in 2015 and 2014, respectively.

8. SEPARATE ACCOUNTS

     Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

     The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     PRODUCT
        Life insurance                                                                       $       128,108   $       146,026
        Individual annuities                                                                         636,415           746,291
        Group annuities                                                                           11,548,014        11,972,568
                                                                                             ---------------   ---------------
          Total                                                                              $    12,312,537   $    12,864,885
                                                                                             ===============   ===============

     A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
   Transfers as reported in the statements of operations of the separate accounts:
      Transfers to separate accounts                                                         $     2,169,558   $     2,191,549
      Transfers from separate accounts                                                             2,513,192         2,214,200
                                                                                             ---------------   ---------------
          Net separate account transfers as reported in the statements of operations         $      (343,634)  $       (22,651)
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Premiums, considerations or deposits                                                    $     2,169,558   $     2,191,549
                                                                                             ---------------   ---------------
     Reserves at December 31
        For accounts with assets at
          Market value                                                                       $    12,302,474   $    12,852,077
          Amortized cost                                                                                  --                --
                                                                                             ---------------   ---------------
             Total reserves                                                                  $    12,302,474   $    12,852,077
                                                                                             ---------------   ---------------
     By withdrawal characteristics
        Subject to discretionary withdrawal                                                  $            --   $            --
          With market value adjustment                                                                    --                --
          At book value without market value adjustment and with current surrender
            charge of 5% or more                                                                          --                --
          At market value                                                                         12,302,457        12,852,058
          At book value without market value adjustment and with current surrender
            charge of less than 5%                                                                        --                --
                                                                                             ---------------   ---------------
                                                                                                  12,302,457        12,852,058
        Not subject to discretionary withdrawal                                                           17                19
                                                                                             ---------------   ---------------
             Total                                                                           $    12,302,474   $    12,852,077
                                                                                             ===============   ===============

9. EMPLOYEES' AND AGENTS' BENEFIT PLANS

     December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

     The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     A summary of assets and obligations of the Pension and Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                   OVERFUNDED                           UNDERFUNDED
                                                        ---------------------------------    ---------------------------------
                                                             2015              2014               2015              2014
                                                        ---------------   ---------------    ---------------   ---------------
     CHANGE IN BENEFIT OBLIGATION
        Pension benefits
          Benefit obligation at beginning of year       $            --   $       228,512    $            --   $            --
          Service cost                                               --             7,363                 --                --
          Interest cost                                              --            10,694                 --                --
          Contribution by plan participants                          --                --                 --                --
          Actuarial (gain) loss                                      --                --                 --                --
          Benefits paid                                              --            (5,783)                --                --
          Plan amendments                                            --                --                 --                --
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                    --                --                 --                --
          Transfer to parent                                         --          (240,786)                --                --
                                                        ---------------   ---------------    ---------------   ---------------
               Benefit obligation at end of year        $            --   $            --    $            --   $            --
                                                        ===============   ===============    ===============   ===============
        Postretirement benefits
          Benefit obligation at beginning of year       $            --   $            --    $        57,373   $        47,479
          Service cost                                               --                --              1,118               825
          Interest cost                                              --                --              2,461             2,439
          Contribution by plan participants                          --                --              1,367             1,315
          Actuarial loss                                             --                --              1,575             9,845
          Benefits paid                                              --                --             (4,490)           (4,282)
          Plan amendments                                            --                --                 --              (248)
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                    --                --                 --                --
                                                        ---------------   ---------------    ---------------   ---------------
               Benefit obligation at end of year        $            --   $            --    $        59,404   $        57,373
                                                        ===============   ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

                                                                PENSION BENEFITS                  POSTRETIREMENT BENEFITS
                                                        ---------------------------------    ---------------------------------
                                                             2015              2014               2015              2014
                                                        ---------------   ---------------    ---------------   ---------------
     CHANGE IN PLAN ASSETS
        Fair value of plan assets at beginning of
          year                                          $            --   $       229,466    $            --   $            --
        Actual return on plan assets                                 --            16,401                 --                --
        Employer contribution                                        --                --              3,123             2,967
        Plan participants' contributions                             --                --              1,367             1,315
        Benefits paid                                                --            (5,783)            (4,490)           (4,282)
        Transfer to parent                                           --          (240,084)                --                --
                                                        ---------------   ---------------    ---------------   ---------------
             Fair value of plan assets at end of year   $            --   $            --    $            --   $            --
                                                        ===============   ===============    ===============   ===============

     FUNDED STATUS
        Overfunded
          Asset (nonadmitted)
             Prepaid benefit costs                      $            --   $            --    $            --   $            --
             Overfunded plan assets                                  --                --                 --                --
             Total assets (nonadmitted)                 $            --   $            --    $            --   $            --
        Underfunded
          Liabilities recognized
             Accrued benefit costs                      $            --   $            --    $        49,312   $        47,433
             Liability for pension benefits                          --                --             10,092             9,940
             Total liabilities recognized               $            --   $            --    $        59,404   $        57,373
          Unrecognized liabilities                      $            --   $            --    $            --   $            --

     COMPONENTS OF NET PERIODIC BENEFIT COST
        Service cost                                    $            --   $         7,363    $         1,118   $           825
        Interest cost                                                --            10,694              2,461             2,439
        Expected return on plan assets                               --           (16,583)                --                --
        Transition asset or obligation                               --                --                 --                --
        (Gains) and losses                                           --             1,296                844              (184)
        Prior service cost or credit                                 --             1,268                377               377
        Gain or loss recognized due to a settlement
          or curtailment                                             --                --                 --                --
                                                        ---------------   ---------------    ---------------   ---------------
             Total net periodic benefit cost            $            --   $         4,038    $         4,800   $         3,457
                                                        ===============   ===============    ===============   ===============

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Items not yet recognized as a component of
          net periodic cost - prior year                $            --   $       (36,192)   $        (8,430)  $          (169)
        Net transition asset or obligation recognized                --                --                 --                --
        Net prior service cost or credit arising
          during the period                                          --                --                 --                --
        Net prior service cost or credit recognized                  --                --                377               377
        Net gain and loss arising during the period                  --                --               (527)           (8,454)
        Net gain and loss recognized or transferred
          to parent                                                  --            36,192                844              (184)
        Items not yet recognized as a component of
          net periodic cost - current year              $            --   $            --    $        (7,736)  $        (8,430)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE NEXT FISCAL YEAR AS COMPONENTS OF NET PERIODIC BENEFIT
        COST
        Net transition asset or obligation              $            --   $            --    $            --   $            --
        Net prior service cost or credit                             --                --               (377)             (377)
        Net recognized gains and (losses)                            --                --              1,077              (555)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation              $            --   $            --    $            --   $            --
        Net prior service cost or credit                             --                --             (1,600)           (1,976)
        Net recognized gains and (losses)                            --                --             (6,136)           (6,454)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                                                                      OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2015              2014
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.20%             5.15%
         Expected long-term return on plan assets                                                         --                --
         Rate of compensation increase                                                                  6.00%             6.00%

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                                                      OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2015              2014
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.32%*            4.20%
         Rate of compensation increase                                                                  6.00%             6.00%

----------
          *THE TABLE ABOVE ILLUSTRATES A WEIGHTED AVERAGE. THE ACTUAL DISCOUNT RATE IS 4.33% AND $4.30% ON THE SUPPLEMENTAL DEFINED BENEFIT AND THE POST-RETIREMENT BENEFIT PLANS, RESPECTIVELY.

     Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

     For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2015 rate of 6.50% until the ultimate rate of 5.00% is reached in 2021.

     The Company expects to contribute $3,671 to its other postretirement benefit plans in 2016.

     OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $12,304 and $3,843 for 2015 and 2014, respectively. The Company has no legal obligation for benefits under this plan.

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                                                    OTHER
                                                                                                                  BENEFITS
                                                                                                               ---------------
       2016                                                                                                    $         3,671
       2017                                                                                                              3,655
       2018                                                                                                              3,638
       2019                                                                                                              3,621
       2020                                                                                                              3,626
       Years 2021-2025                                                                                                  18,788

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $3,023 and $2,627 for 2015 and 2014, respectively. As of December 31, 2015, the fair value of the plan assets was $251,594.

     The Company sponsors a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following 6 months of service and the attainment of age 20 1/2. Vesting is based on years of service, with full vesting after 3 years of service. The Company's contribution for the 2015 plan year is expected to be approximately $700 and will be deposited in the 1st quarter of 2016. The Company's contribution for the 2014 plan year was $700. As of December 31, 2015, the fair value of the plan assets was $25,064.

     The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $6,374 and $4,581 for 2015 and 2014, respectively. The Company has the legal obligation for benefits under these plans.

     The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

10. FEDERAL INCOME TAXES

     The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                                                  2015
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       167,264    $         5,422   $       172,686
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            167,264              5,422           172,686
     Deferred tax asset nonadmitted                                               (68,638)                --           (68,638)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      98,626              5,422           104,048
     Deferred tax liabilities                                                     (40,968)            (7,348)          (48,316)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        57,658    $        (1,926)  $        55,732
                                                                          ===============    ===============   ===============

        Increase in nonadmitted tax asset                                                                      $       (21,025)

                                                                                                  2014
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       140,904    $         5,363   $       146,267
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            140,904              5,363           146,267
     Deferred tax asset nonadmitted                                               (47,613)                --           (47,613)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      93,291              5,363            98,654
     Deferred tax liabilities                                                     (40,301)            (6,222)          (46,523)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        52,990    $          (859)  $        52,131
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The admitted deferred tax asset is determined from the following components at December 31:

                                                         2015                                         2014
                                     --------------------------------------------  --------------------------------------------
                                       ORDINARY        CAPITAL          TOTAL        ORDINARY        CAPITAL         TOTAL
                                     -------------   ------------   -------------  -------------  -------------   -------------
     Admission calculation
        components: SSAP 101
        (Paragraph 11)
     (a) Federal income taxes paid
        in prior years recoverable
        through loss carrybacks      $      51,904   $      1,418   $      53,322  $      46,249  $       1,637   $     47,886
     (b) Adjusted gross deferred
        tax assets expected to be
        realized after the
        application of the
        threshold limitation                 2,410             --           2,410          4,245             --          4,245
     (i) Adjusted gross deferred
        tax assets expected to be
        realized following the
        balance sheet date                   2,410             --           2,410          4,245             --          4,245
     (ii)Adjusted gross deferred
        tax assets allowed per
        limitation                              --             --         129,197             --             --        144,382
     (c) Adjusted gross deferred
        tax assets (excluding the
        amount of deferred tax
        assets from (a) and (b)
        above offset by gross
        deferred tax liabilities            44,312          4,004          48,316         42,797          3,726         46,523

     Deferred tax assets admitted
        as the result of the
        application of SSAP No. 101
        (a+b+c)                      $      98,626   $      5,422   $     104,048  $      93,291  $       5,363   $     98,654

     Ratio percentage used to
        determine recovery period
        and threshold                                                         852%                                        1012%

     Amount of adjusted capital and
        surplus used to determine
        recovery period and
        threshold amount                                            $     956,830                                 $  1,050,912

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:


                                                    2015                           2014                         CHANGE
                                        ----------------------------   ----------------------------  ----------------------------
                                          ORDINARY        CAPITAL        ORDINARY        CAPITAL       ORDINARY        CAPITAL
                                        -------------   ------------   -------------  -------------  -------------   ------------
     Adjusted gross DTAs                $     167,264   $      5,422   $     140,904  $       5,363  $      26,360   $         59
     Percentage of adjusted gross
        DTA by tax character
        attributable to the impact
        of tax planning strategies                0.0%           0.0%            0.0%           0.0%           0.0%           0.0%
     Net admitted adjusted gross DTAs          98,626          5,422          93,291          5,363          5,335             59
     Percentage of adjusted net
        admitted adjusted gross
        DTAs by tax character
        admitted because of the
        impact of tax planning
        strategies                                0.8%           0.0%            0.8%           0.0%           0.0%           0.0%

     The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the Change in Nonadmitted Assets) at December 31:

                                                                               2015               2014             CHANGE
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       172,686    $       146,267   $        26,419
     Deferred tax liabilities                                                     (48,316)           (46,523)           (1,793)
                                                                          ---------------    ---------------   ---------------
          Net deferred tax asset                                                  124,370             99,744            24,626
     Tax effect of unrealized gains                                                (6,006)            (5,381)             (625)
                                                                          ---------------    ---------------   ---------------
     Net deferred income tax asset, excluding unrealized gains            $       130,376    $       105,125   $        25,251
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     DEFERRED TAX ASSETS
        Discounting of unpaid losses                                                    $             58   $            65
        Policyholder reserves                                                                     70,503            49,310
        Investments                                                                                   --               524
        Deferred acquisition costs                                                                29,794            27,912
        Policyholder dividend accrual                                                              5,088             5,109
        Fixed and amortizable assets                                                              13,525            10,131
        Compensation and benefits accrual                                                         30,795            29,989
        Receivables nonadmitted                                                                    6,054             7,506
        Other                                                                                     11,447            10,358
                                                                                        ----------------   ---------------
             Ordinary deferred tax assets                                                        167,264           140,904
             Nonadmitted deferred tax assets                                                     (68,638)          (47,613)
                                                                                        ----------------   ---------------
             Admitted ordinary deferred tax assets                                      $         98,626   $        93,291
        Capital
          Investments                                                                              5,422             5,363
          Nonadmitted                                                                                 --                --
                                                                                        ----------------   ---------------
             Admitted deferred tax assets                                               $        104,048   $        98,654

     DEFERRED TAX LIABILITIES
        Investments                                                                     $         10,662   $        12,602
        Fixed assets                                                                               8,398             8,565
        Deferred and uncollected premium                                                          17,448            16,060
        Policyholder reserves                                                                        774               967
        Other                                                                                      3,686             2,107
                                                                                        ----------------   ---------------
             Ordinary deferred tax liabilities                                                    40,968            40,301
        Capital - investments                                                                      7,348             6,222
                                                                                        ----------------   ---------------
             Deferred tax liabilities                                                             48,316            46,523
                                                                                        ----------------   ---------------
             Net admitted deferred tax asset                                            $         55,732   $        52,131
                                                                                        ================   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate to income before federal income taxes at December 31:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Tax expense at the federal statutory rate of 35%                                   $         12,474   $        25,903
     Tax preferenced investment income                                                            (9,501)           (9,394)
     Nondeductible expenses                                                                          758               671
     Change in interest maintenance reserve                                                       (1,896)           (2,418)
     Change in nonadmitted assets                                                                 (2,298)           (3,378)
     Elimination of statutory ceding commission amortization and capitalization                   (1,260)           (1,816)
     Provision to return adjustment                                                                  225               988
     Change in pension liability                                                                      --            (1,212)
     Other                                                                                           743              (696)
                                                                                        ----------------   ---------------
                                                                                        $           (755)  $         8,648
                                                                                        ================   ===============

     Federal and foreign income taxes incurred                                          $         24,496   $        21,965
     Change in net deferred income taxes                                                         (25,251)          (13,317)
                                                                                        ----------------   ---------------
          Total statutory income tax                                                    $           (755)  $         8,648
                                                                                        ================   ===============

     Federal income tax-operating                                                       $         26,896   $        21,108
     Federal income tax-capital gains (losses)                                                    (2,400)              857
                                                                                        ----------------   ---------------
          Federal income tax incurred                                                   $         24,496   $        21,965
                                                                                        ================   ===============

    The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2015                                                                                                  $        23,780
     2014                                                                                                  $        19,168
     2013                                                                                                  $        22,669

    A reconciliation of the beginning and ending liability for tax contingencies is as follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Beginning of the year balance                                                      $          4,014   $         2,281
        Additions based on tax positions related to the current year                               1,391             1,626
        Additions based on tax positions related to prior years                                       96               107
        Decrease for settlements                                                                    (404)               --
                                                                                        ----------------   ---------------
     End of the year balance                                                            $          5,097   $         4,014
                                                                                        ================   ===============

     The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. Subsequent to the balance sheet date the Company was apprised by the Internal Revenue Service of its intent to examine calendar years 2012-2014. It is possible that the unrecognized tax benefit liability will decrease $3,400 in the next twelve months as a result of a settlement with the tax authority. The amount of any settlement remains uncertain at this time.

11. REINSURANCE

     AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2015 and 2014, life reinsurance assumed was approximately 51 percent and 53 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 30 percent and 35 percent of gross life insurance premium income in 2015 and 2014, respectively. Premiums on accident and health reinsurance assumed were approximately 39 percent and 42 percent of gross accident and health premium income in 2015 and 2014, respectively.

     In 2014, the Company began ceding that portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Reinsurance ceded on ordinary life in force                                        $     84,232,747   $    87,909,602
     Reinsurance ceded on group and credit life in force                                       3,923,233         3,849,256
     Life reinsurance premiums ceded                                                             190,201           223,444
     Accident and health reinsurance premiums ceded                                               78,168            80,737
     Reinsurance recoveries                                                                      317,401           308,599

     All AUL reinsurance agreements qualify for accounting as transfers of risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2015 and 2014 by $2,117,857 and $2,052,076, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2015 and 2014 by $100,576 and $97,906, respectively, for reinsurance ceded.

     Two reinsurers account for approximately 92 percent of AUL's December 31, 2015 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and A-. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

     The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2015, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2015 or 2014.

     The Company did not commute any material ceded reinsurance 2015. In 2014 the Company commuted $5,656 of reserves ceded to Canada Life Assurance Company.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2015 and 2014 was $234,947 and $212,936, respectively. MidAmerica does not have an exclusive contract with the Company.

13. RISK-BASED CAPITAL

     The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2015, the Company's calculated RBC exceeded the minimum RBC requirements.

14. COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

15. SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

     In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

     Interest is payable semiannually in March and September. Interest payments of $5,813 were approved and paid in 2015 and 2014. Total interest paid inception to date is $114,054.

     Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2015 and 2014 would have been $1,453.

     Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $91,537 in 2016.

     AUL paid a $100,000 ordinary dividend to its sole shareholder, OneAmerica, in 2015. The Company paid no dividends in 2014.

     The portion of unassigned surplus represented or reduced by each item below as of December 31, 2015 is as follows:

     Nonadmitted asset values                                                                              $      (120,010)
     Asset valuation reserve                                                                               $       (76,906)
     Net unrealized gain                                                                                   $        17,167
     Reinsurance recoverables from unauthorized companies                                                  $          (328)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

16. FEDERAL HOME LOAN BANK OF INDIANAPOLIS

     In 2015, the Company entered into a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2015.

     The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2015 and 2014, the carrying value of the FHLBI Class B common stock was $47,385 and $45,383, respectively. The carrying value of the FHLBI common stock approximates fair value.

     Funding Agreements associated with the FHLBI totaled $1,035,120 and $957,340 as of December 31, 2015 and 2014, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,036,111 and $958,399 at December 31, 2015 and 2014, respectively. Interest paid was $22,578 and $21,036 in 2015 and 2014, respectively.

     The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,635,118 and $1,556,275 at December 31, 2015 and 2014, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $1,747,599.

     The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $28,133 at December 31, 2015.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

17. FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

     - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

     - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

     In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

     The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

     The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of swaptions and options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

     The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The table below presents the balances of assets measured at fair value as of December 31:


                                     QUOTED PRICES IN          SIGNIFICANT           SIGNIFICANT              TOTAL
                                      ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE              FAIR
     2015                                 LEVEL 1                LEVEL 2               LEVEL 3                VALUE
     ----------------------------   -------------------    -------------------   -------------------   -------------------
     ASSETS
        Common stocks
          Industrial & misc         $            16,990    $                --   $            48,090   $            65,080
          Mutual funds                           20,852                     --                    --                20,852
                                    -------------------    -------------------   -------------------   -------------------
             Total common stocks                 37,842                     --                48,090                85,932
        Derivatives                                  --                  5,563                    --                 5,563
        Separate account assets *            12,312,537                     --                    --            12,312,537
                                    -------------------    -------------------   -------------------   -------------------
             Total Assets           $        12,350,379    $             5,563   $            48,090   $        12,404,032
                                    ===================    ===================   ===================   ===================
     LIABILITIES
        Derivatives                 $                --    $             2,724   $                --   $             2,724

                                     QUOTED PRICES IN          SIGNIFICANT           SIGNIFICANT              TOTAL
                                      ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE              FAIR
     2014                                 LEVEL 1                LEVEL 2               LEVEL 3                VALUE
     ----------------------------   -------------------    -------------------   -------------------   -------------------
     ASSETS
        Common stocks
          Industrial & misc         $            12,722    $                --   $            46,035   $            58,757
          Mutual funds                           12,763                     --                    --                12,763
                                    -------------------    -------------------   -------------------   -------------------
             Total common stocks                 25,485                     --                46,035                71,520
        Derivatives                                  --                 10,969                    --                10,969
        Separate account assets *            12,864,885                     --                    --            12,864,885
                                    -------------------    -------------------   -------------------   -------------------
             Total Assets           $        12,890,370    $            10,969   $            46,035   $        12,947,374
                                    ===================    ===================   ===================   ===================
     LIABILITIES
        Derivatives                 $                --    $             4,341   $                --   $             4,341

----------
     *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

     There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                                                                          COMMON STOCKS
                                                                                                        INDUSTRIAL & MISC
                                                                                                       -------------------
     BEGINNING BALANCE AT DECEMBER 31, 2013                                                            $            49,878
        Transfer into level 3                                                                                           --
        Transfer out of level 3                                                                                         --
        Total gains included in net income                                                                              --
        Total gains included in surplus                                                                                 37
        Purchases                                                                                                    7,228
        Issuances                                                                                                       --
        Sales                                                                                                      (11,108)
        Settlements                                                                                                     --
                                                                                                       -------------------
     ENDING BALANCE AT DECEMBER 31, 2014                                                               $            46,035
        Transfer into level 3                                                                                           --
        Transfer out of level 3                                                                                         --
        Total gains included in net income                                                                              --
        Total gains included in surplus                                                                                 53
        Purchases                                                                                                    2,650
        Issuances                                                                                                       --
        Sales                                                                                                         (648)
        Settlements                                                                                                     --
                                                                                                       -------------------
     ENDING BALANCE AT DECEMBER 31, 2015                                                               $            48,090
                                                                                                       ===================

     Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

     Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

     The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

     The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

     Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

     The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

                                                                                      2015
                                                  ----------------------------------------------------------------------------
                                                      FAIR          ADMITTED
                                                      VALUE           VALUE          LEVEL 1         LEVEL 2        LEVEL 3
                                                  -------------   -------------   -------------   -------------   ------------
     Assets
        Bonds                                     $   9,032,353   $   8,788,237   $     137,776   $   8,788,576   $    106,001
        Preferred stocks                                  9,625           9,533              --           9,625             --
        Common stocks                                    85,931          85,932          37,842              --         48,089
        Mortgage loans                                1,538,788       1,515,752              --              --      1,538,788
        Derivatives                                       5,563           5,563              --           5,563             --
        Other invested assets                            78,327          77,761              --           4,532         73,795
        Short-term investments                          137,003         137,003         137,000              --              3
        Corporate owned life insurance                   63,505          63,505              --          63,505             --
        Employee and agent trust                          5,152           5,152              --           5,152             --
        Separate account assets                      12,312,537      12,312,537      12,312,537              --             --
     Liabilities
        Derivatives                                       2,724           2,724              --           2,724             --
        Funding agreements                            1,046,226       1,036,111              --              --      1,046,226

                                                                                      2014
                                                  ----------------------------------------------------------------------------
                                                      FAIR          ADMITTED
                                                      VALUE           VALUE          LEVEL 1        LEVEL 2         LEVEL 3
                                                  -------------   -------------   -------------   ------------    ------------
     Assets
        Bonds                                     $   8,835,203   $   8,209,181   $      18,420   $  8,737,550    $     79,233
        Preferred stocks                                 11,033          11,033              --         11,033              --
        Common stocks                                    71,520          71,520          25,485             --          46,035
        Mortgage loans                                1,504,809       1,446,869              --             --       1,504,809
        Derivatives                                      10,969          10,969              --         10,969              --
        Other invested assets                            72,179          71,492              --          4,682          67,497
        Short-term investments                          127,000         127,000         127,000             --              --
        Corporate owned life insurance                   57,222          57,222              --         57,222              --
        Separate account assets                      12,864,885      12,864,885      12,864,885             --              --
     Liabilities
        Derivatives                                       4,341           4,341              --          4,341              --
        Funding agreements                              977,486         958,399              --             --         977,486

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

18. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events through March 24, 2016, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                                                            $        33,248
   Other bonds (unaffiliated)                                                                                          383,331
   Preferred stocks (unaffiliated)                                                                                         617
   Common stocks (unaffiliated)                                                                                          3,170
   Mortgage loans                                                                                                       82,585
   Real estate                                                                                                          16,425
   Premium notes, policy loans and liens                                                                                14,503
   Cash/short-term investments                                                                                              46
   Other invested assets                                                                                                 3,100
   Aggregate write-ins for investment income                                                                               685
                                                                                                               ---------------
     Gross investment income                                                                                   $       537,710
                                                                                                               ===============
Real estate owned--book value less encumbrances                                                                $        62,686
Mortgage loans--book value
   Residential mortgages                                                                                       $           119
   Commercial mortgages                                                                                              1,515,633
                                                                                                               ---------------
        Total mortgage loans                                                                                   $     1,515,752
                                                                                                               ===============
Mortgage loans by standing--book value
   Good standing                                                                                               $     1,514,168
   Good standing with restructured terms                                                                                 1,577
   Interest overdue more than three months, not in foreclosure                                                               7
   Foreclosure in process                                                                                                   --
                                                                                                               ---------------
        Total mortgage loans                                                                                   $     1,515,752
                                                                                                               ===============
Other long-term assets--statement value                                                                        $        83,436
Common stock of parent, subsidiary, and affiliates--book value                                                 $         1,629
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                                               $       607,901
     Over 1 year through 5 years                                                                                     2,273,798
     Over 5 years through 10 years                                                                                   3,304,928
     Over 10 years through 20 years                                                                                  1,532,919
     Over 20 years                                                                                                   1,205,694
                                                                                                               ---------------
        Total by maturity                                                                                      $     8,925,240
                                                                                                               ===============
   Bonds by class--statement value
     Class 1                                                                                                   $     5,248,316
     Class 2                                                                                                         3,353,574
     Class 3                                                                                                           270,759
     Class 4                                                                                                            48,918
     Class 5                                                                                                             3,673
     Class 6                                                                                                                --
                                                                                                               ---------------
          Total by class                                                                                       $     8,925,240
                                                                                                               ===============
   Total bonds publicly traded                                                                                 $     6,057,315
   Total bonds privately placed                                                                                $     2,867,925

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                                                              $         9,533
Common stocks--market value                                                                                    $        87,561
Short-term investments--book value                                                                             $       137,003
Derivatives - statement value, net                                                                             $         2,839
Cash (overdraft) on deposit                                                                                    $       (31,645)
Life insurance in force, net of reinsurance
   Ordinary                                                                                                    $    10,439,928
   Credit life                                                                                                 $            --
   Group life                                                                                                  $    33,581,240
Amount of accidental death insurance in force under ordinary policies                                          $        40,356
Life insurance policies with disability provisions in force
   Ordinary                                                                                                    $         9,087
   Group life                                                                                                  $        30,111
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                                                         $        29,987
     Income payable                                                                                            $           283
   Ordinary--involving life contingencies
     Income payable                                                                                            $           234
   Group--not involving life contingencies
     Amount on deposit                                                                                         $            97

Annuities
   Ordinary
     Immediate--amount of income payable                                                                       $        22,773
     Deferred--fully paid account balance                                                                      $            14
     Deferred--not fully paid account balance                                                                  $     1,043,150
   Group
     Amount of income payable                                                                                  $        54,992
     Fully paid account balance                                                                                $       375,041
     Not fully paid account balance                                                                            $     4,884,649
Accident and health insurance--premiums in force
   Ordinary                                                                                                    $        56,427
   Group                                                                                                       $        87,413
   Credit                                                                                                      $           356

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Deposit funds and dividend accumulations
   Deposit funds--account balance                                                                              $         5,390
   Dividend accumulations--account balance                                                                     $        47,346
Claim payments (by accident year)
   Group accident and health
     2015                                                                                                      $        19,485
     2014                                                                                                      $        10,305
     2013                                                                                                      $         2,641
     2012                                                                                                      $         1,218
     2011                                                                                                      $         1,224
     Prior                                                                                                     $        13,700
   Other accident and health
     2015                                                                                                      $            --
     2014                                                                                                      $            --
     2013                                                                                                      $            --
     2012                                                                                                      $            --
     2011                                                                                                      $            --
     Prior                                                                                                     $            --
   Other coverages that use developmental methods to calculate claims reserves

     2015                                                                                                      $            --
     2014                                                                                                      $            --
     2013                                                                                                      $            --
     2012                                                                                                      $            --
     2011                                                                                                      $            --
     Prior                                                                                                     $            --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2015 Annual Statement are $10,936,272.

                                                                                                   ADMITTED ASSETS AS REPORTED
                                                                     GROSS INVESTMENT HOLDINGS      IN THE ANNUAL STATEMENT
                                                                    ----------------------------  ----------------------------
                                                                       AMOUNT       PERCENTAGE       AMOUNT        PERCENTAGE
                                                                    -------------  -------------  -------------   ------------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities                                           $     139,344           1.27% $     139,344           1.27%
   U.S. Government agency and corporate obligations
     (excluding mortgage-backed securities)
     Issued by US Government agencies                                      26,473           0.24%        26,473           0.24%
     Issued by US Government-sponsored agencies                                --             --             --             --
   Foreign government (including Canada, excluding
     mortgage-backed securities)                                           13,004           0.12%        13,004           0.12%
   Securities issued by states, territories, and possessions and political subdivisions in the US
     State and territory and possession general obligations                10,122           0.09%        10,122           0.09%
     Political subdivisions of states, territories and
        possessions political subdivisions general obligations              3,322           0.03%         3,322           0.03%
     Revenue and assessment obligations                                   175,761           1.61%       175,761           1.61%
     Industrial development bonds and similar obligations                   7,499           0.07%         7,499           0.07%
   Mortgage-backed securities (including residential and
     commercial MBS)
     Pass-through securities
        Guaranteed by GNMA                                                  2,801           0.03%         2,801           0.03%
        Issued by FNMA and FHLMC                                            8,700           0.08%         8,700           0.08%
        Other pass-through securities                                     115,557           1.06%       115,557           1.06%
     CMOs and REMICs
        Issued by FNMA, FHLMC or GNMA                                   1,237,337          11.31%     1,237,337          11.31%
        Privately issued and collateralized by MBS issued or
          guaranteed by GNMA, FNMA, or FHLMC                                5,533           0.05%         5,533           0.05%
        All other privately issued                                        306,504           2.80%       306,504           2.80%
OTHER DEBT AND OTHER FIXED INCOME SECURITIES (EXCLUDING SHORT
   TERM)
   Unaffiliated domestic securities (includes credit tenant loans
     rated by the SVO)                                                  5,263,524          48.13%     5,263,524          48.13%
   Unaffiliated foreign securities                                      1,472,756          13.47%     1,472,756          13.47%
   Affiliated securities                                                       --             --             --             --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

                                                                                                   ADMITTED ASSETS AS REPORTED
                                                                     GROSS INVESTMENT HOLDINGS      IN THE ANNUAL STATEMENT
                                                                    ----------------------------  ----------------------------
                                                                       AMOUNT       PERCENTAGE       AMOUNT        PERCENTAGE
                                                                    -------------  -------------  -------------   ------------
EQUITY INTEREST
   Investments in mutual funds                                             18,871           0.17%        18,871           0.17%
   Preferred stocks
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                           9,533           0.09%         9,533           0.09%
   Publicly traded equity securities (excluding preferred stocks)
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                          18,971           0.17%        18,971           0.17%
   Other equity securities
     Affiliated                                                             1,629           0.01%         1,629           0.01%
     Unaffiliated                                                          48,090           0.44%        48,090           0.44%
   Other equity interests including tangible personal property under leases
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                              --             --             --             --

MORTGAGE LOANS
   Construction and land development                                           --             --             --             --
   Agricultural                                                                --             --             --             --
   Single family residential properties                                       119           0.00%           119           0.00%
   Multifamily residential properties                                          --             --             --             --
   Commercial loans                                                     1,515,633          13.86%     1,515,633          13.86%

REAL ESTATE INVESTMENTS
   Property occupied by the company                                        62,686           0.57%        62,686           0.57%
   Property held for the production of income                                  --             --             --             --
   Property held for sale                                                      --             --             --             --
Contract Loans                                                            283,709           2.59%       283,709           2.59%
Derivatives                                                                 5,563           0.05%         5,563           0.05%
Receivables for securities                                                    112             --            112             --
Cash and short-term investments                                           105,358           0.96%       105,358           0.96%
Other invested assets                                                      77,830           0.71%        77,761           0.71%
                                                                    -------------  -------------  -------------   ------------
     TOTAL INVESTED ASSETS                                          $  10,936,341         100.00% $  10,936,272         100.00%
                                                                    =============  =============  =============   ============

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $11,259,134.

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                          PERCENTAGE OF TOTAL
     INVESTMENT CATEGORY                                                                    AMOUNT          ADMITTED ASSETS
     --------------------------------------------------------------------------------   ---------------   --------------------
     2.01     AMERICAN WATER WORKS COMPANY INC                                          $        71,129                    0.6%
     2.02     FEDERAL HOME LOAN BANK                                                             47,385                    0.4%
     2.03     CARGILL INC                                                                        42,391                    0.4%
     2.04     SAP SE                                                                             40,559                    0.4%
     2.05     WAL-MART STORES INC                                                                40,303                    0.4%
     2.06     AT&T INC                                                                           39,431                    0.4%
     2.07     FLUOR CORPORATION                                                                  38,125                    0.3%
     2.08     WALGREENS BOOTS ALLIANCE INC                                                       37,129                    0.3%
     2.09     NATIONAL GRID PLC                                                                  35,450                    0.3%
     2.10     SCHLUMBERGER NV                                                                    34,935                    0.3%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                        PERCENTAGE OF TOTAL                       PERCENTAGE OF TOTAL
                                           ---------------------------------------------   -----------------------------------
                                                             ADMITTED        PREFERRED                          ADMITTED
     BONDS                                    AMOUNT          ASSETS          STOCKS          AMOUNT             ASSETS
     ------------------------------------  -------------   -------------   -------------   -------------    ------------------
     3.01 NAIC - 1                             5,248,316            46.6%  P/RP - 1        $          --                   0.0%
     3.02 NAIC - 2                             3,353,574            29.8%  P/RP - 2                9,533                   0.1%
     3.03 NAIC - 3                               270,759             2.4%  P/RP - 3                   --                   0.0%
     3.04 NAIC - 4                                48,918             0.4%  P/RP - 4                   --                   0.0%
     3.05 NAIC - 5                                 3,673             0.0%  P/RP - 5                   --                   0.0%
     3.06 NAIC - 6                                    --             0.0%  P/RP - 6                   --                   0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

     Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes / / No /X/

      4.01      Total admitted assets held in foreign investments                            $     1,213,384              10.8%
      4.02      Foreign-currency-denominated investments                                                  --               0.0%
      4.03      Insurance liabilities denominated in that same foreign currency                           --               0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      5.01      Countries rated NAIC-1                                                  $      1,173,067                  10.4%
      5.02      Countries rated NAIC-2                                                            40,317                   0.4%
      5.03      Countries rated NAIC-3 or below                                                       --                   0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
                Countries rated NAIC-1
      6.01      Country: United Kingdom                                                 $        318,225                   2.8%
      6.02      Country: Australia                                                               269,838                   2.4%
                Countries rated NAIC-2
      6.03      Country: Mexico                                                         $         24,317                   0.2%
      6.04      Country: Spain                                                                    14,500                   0.1%
                Countries rated NAIC-3 or below
      6.05      Country:                                                                $             --                   0.0%
      6.06      Country:                                                                              --                   0.0%

                                                                                                           PERCENTAGE OF TOTAL
                                                                                            AMOUNT           ADMITTED ASSETS
                                                                                        ----------------   -------------------
7.   Aggregate unhedged foreign currency exposure                                       $             --                   0.0%


8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

      8.01     Countries rated NAIC-1                                                   $             --                   0.0%
      8.02     Countries rated NAIC-2                                                                 --                   0.0%
      8.03     Countries rated NAIC-3 or below                                                        --                   0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

      9.01     Country:                                                                 $             --                   0.0%
      9.02     Country:                                                                               --                   0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      10.01     1 SAP AG                                                                $         40,559                   0.4%
      10.02     1 CSL LTD                                                                         26,000                   0.2%
      10.03     1FE INVESCO LTD                                                                   25,941                   0.2%
      10.04     1FE MEDTRONIC PLC                                                                 25,894                   0.2%
      10.05     1FE ROYAL DUTCH SHELL PLC                                                         25,858                   0.2%
      10.06     2FE PERNOD-RICARD SA                                                              23,297                   0.2%
      10.07     1 COMPASS GROUP PLC                                                               23,000                   0.2%
      10.08     1FE SABMILLER PLC                                                                 21,955                   0.2%
      10.09     2FE TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                        20,913                   0.2%
      10.10     2FE BRITISH SKY BROADCASTING GROUP PLC                                            20,831                   0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?
Yes /X/ No / /

      11.01     Total admitted assets held in Canadian investments                      $             --                   0.0%
      11.02     Canadian-currency denominated investments                                             --                   0.0%
      11.03     Canadian-denominated insurance liabilities                                            --                   0.0%
      11.04     Unhedged Canadian currency exposure                                                   --                   0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes / / No /X/

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

 List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                           PERCENTAGE OF TOTAL
      TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                                           AMOUNT          ADMITTED ASSETS
      -------------------------------------------------------------------------------   ----------------   -------------------
      16.02     Commercial                                                              $         26,069                   0.2%
      16.03     Commercial                                                                        17,979                   0.2%
      16.04     Commercial                                                                        17,823                   0.2%
      16.05     Commercial                                                                        16,544                   0.1%
      16.06     Commercial                                                                        15,688                   0.1%
      16.07     Commercial                                                                        15,366                   0.1%
      16.08     Commercial                                                                        15,320                   0.1%
      16.09     Commercial                                                                        15,126                   0.1%
      16.10     Commercial                                                                        15,100                   0.1%
      16.11     Commercial                                                                        15,078                   0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      16.12     Construction loans                                                      $             --                   0.0%
      16.13     Mortgage loans over 90 days past due                                                  --                   0.0%
      16.14     Mortgage loans in the process of foreclosure                                          --                   0.0%
      16.15     Mortgage loans foreclosed                                                             --                   0.0%
      16.16     Restructured mortgage loans                                                        1,842                   0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                       COMMERCIAL                      AGRICULTURAL
                              ------------------------------   ------------------------------   ------------------------------
                                            PERCENTAGE OF                    PERCENTAGE OF                    PERCENTAGE OF
                                                TOTAL                            TOTAL                            TOTAL
                                               ADMITTED                         ADMITTED                         ADMITTED
      LOAN-TO VALUE             AMOUNT          ASSETS           AMOUNT          ASSETS           AMOUNT          ASSETS
      ---------------------   ----------  ------------------   ----------  ------------------   ----------  ------------------
      17.01 above 95%         $       --                 0.0%  $    1,071                 0.0%  $       --                 0.0%
      17.02 91% to 95%                --                 0.0%          --                 0.0%          --                 0.0%
      17.03 81% to 90%                --                 0.0%          --                 0.0%          --                 0.0%
      17.04 71% to 80%                --                 0.0%      13,921                 0.1%          --                 0.0%
      17.05 below 70%                119                 0.0%   1,501,651                13.3%          --                 0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 is not applicable since the Company does not have securities lending or repurchase agreements.

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                                           AT YEAR-END
                                                       PERCENTAGE OF TOTAL                   AT END OF EACH QUARTER
                                                  -----------------------------   --------------------------------------------
                                                                    ADMITTED         1ST QTR        2ND QTR         3RD QTR
                                                     AMOUNT           ASSET          AMOUNT          AMOUNT          AMOUNT
                                                  -------------   -------------   -------------   ------------    ------------
                                                                                   (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
      Hedging                                                --             0.0%             --             --              --
      Income generation                                      --             0.0%             --             --              --
      Replications                                           --             0.0%             --             --              --
      Other                                                  --             0.0%             --             --              --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015

1.   BASIS OF PRESENTATION

     The accompanying schedules and interrogatories present selected financial data as of December 31, 2015 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2015 Statutory Annual Statement as filed with the IDOI.

     Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                     Individual Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)

                              One American Square

                        Indianapolis, Indiana 46206-0368

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2016

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     1.   Included in Prospectus (Part A):

          Condensed Financial Information

     2.   Included in Statement of Additional Information (Part B):

          (a) Financial Statements of AUL American Individual Variable Annuity Unit Trust

                    Report of Independent Registered Public Accounting Firm

                    Statements of Net Assets as of December 31, 2015

                    Statements of Operations for the period ended December 31, 2015

                    Statements of Changes in Net Assets for the periods ended December 31, 2015 and 2014

                    Notes to Financial Statements

          (b) Statutory Financial Statements of American United Life Insurance Company

                    Report of Independent Registered Public Accounting Firm

                    Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2015 and 2014

                    Statements of Operations for the years ended December 31, 2015 and 2014

                    Statements of Changes in Surplus for the years ended December 31, 2015 and 2014

                    Statements of Cash Flow for the years ended December 31, 2015 and 2014

                    Notes to Financial Statements


(b)  Exhibits

     1. Resolution of the Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Individual Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (3)

          3.2  Form of Selling Agreement (5)

     4.   Individual Variable Annuity Contract Forms

          4.1 Flexible Premium Variable Annuity Contract FPIVA99 as amended by Substitute Pages for Flexible Premium Variable Annuity Contract IVA2002 (1)

          4.2  Enhanced Death Benefit Rider (1)

          4.3  Guaranteed Minimum Annuitization Benefit Rider (1)

          4.4  Long Term Care Facility & Terminal Illness Benefit Rider (1)

          4.5  Policy Death Benefit Endorsement (1)

          4.6  Extra Credit Premium Rider (1)

          4.7  Withdrawal Charge Reduction Rider (1)

          4.8  Earnings Benefit Rider (1)

          4.9  Enhanced Earnings Benefit Rider (1)

          4.10 Lifetime Guaranteed Minimum Withdrawal Benefit Rider (6)

          4.11 Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider (6)

     5.   Individual Variable Annuity Enrollment Form (1)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (3)

          6.4 Second Amended and Restated Bylaws of American United Life Insurance Company (3)

     7.   Not applicable

     8.   Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2 Form of Participation Agreement with American Century Variable Portfolios (1)

          8.3 Form of Participation Agreement with Calvert Variable Series, Inc. (1)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

          8.6  Form of Participation Agreement with Janus Aspen Series (1)

          8.7  Form of Participation Agreement with PBHG Funds, Inc. (1)

          8.8  Form of Participation Agreement with Safeco Resource Series Trust
               (1)

          8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)

          8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (1)

          8.11 Form of Amendment to the Participation Agreement between American United Life Insurance Company and PBHG Insurance Series Fund (2)

          8.12 Form of Participation Agreement between American United Life Insurance Company and Neuberger Berman Advisers Management Trust
               (2)

          8.13 Form of Participation Agreement between American United Life Insurance Company and AIM Variable Insurance Funds (3)

          8.14 Form of Participation Agreement between American United Life Insurance Company and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (3)

          8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (4)

          8.16 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (4)

          8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (4)

          8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company and Thornburg Investment Management, Inc. (4)

          8.19 Form of Participation Agreement between American United Life Insurance Company and the Timothy Plan (4)

          8.20 Form of Participation Agreement between American United Life Insurance Company and Vanguard Variable Insurance Fund (4)

          8.21 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (7)

          8.22 Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc.(7)

          8.23 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (7)

          8.24 Form of Participation Agreement between American United Life Insurance Company and AllianceBernstien (7)

          8.25 Form of Participation Agreement between American United Life Insurance Company and Northern Lights Variable Trust (9)

          8.26 Form of Participation Agreement between American United Life Insurance Company and Goldman Sachs Variable Insurance Trust (10)


     9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (1)

     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (10)


          10.2 Powers of Attorney (8)


          10.3 Rule 483 Certified Resolution (10)


     11.  Not applicable

     12.  Not applicable

----------
(1)  Filed with the Registrant's Registration Statement on September 5, 2002.

(2) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on April 30, 2003.

(3) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on April 28, 2004.

(4) Filed with the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on April 29, 2005.

(5) Filed with the Registrant's Post-Effective Amendment No. 5 to the Registration Statement on April 28, 2006

(6) Filed with the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on November 7, 2007.

(7) Filed with the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on May 1, 2008.

(8) Filed with the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on April 19, 2012.

(9) Filed with the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on April 24, 2015.


(10) Filed with the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on April 22, 2016.


ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL                                                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                                   WITH AUL
---------------------------------------------------------   ------------------------------------------------------------
J. Scott Davison                                            President and Chief Executive Officer (8/13 - present);
                                                            Executive Vice President (2/11 - 8/13); Chief Financial
                                                            Officer (6/04 - 2/11)

Jeffrey D. Holley                                           EVP Chief Financial Officer & Treasurer, (6/14 - present);
                                                            Chief Financial Officer & Treasurer (9/11 - 6/14); Director,
                                                            AUL (10/11 - present)

John C. Mason                                               Senior Vice President & Chief Investment Officer (5/13 -
                                                            present); Chief Investment Officer (3/12 - 5/13); Vice
                                                            President, Investments (8/11 - 3/12); Vice President, Fixed
                                                            Income Securities (2/10 - 8/11); Vice President, Marketable
                                                            Bonds (11/04 - 2/10)

Mark C. Roller                                              EVP Organizational & Operational Development (6/14 -
                                                            present); Senior Vice President, Human Resources & Corporate
                                                            Support, (12/01 - 6/14); Director, AUL (12/01 - present)

Thomas M. Zurek                                             EVP General Counsel & Secretary (8/14 - present); General
                                                            Counsel & Secretary (8/02 - 8/14); Director, AUL (8/02 -
                                                            present)


----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a Stock Holding Company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2015, there are 620 million authorized shares; currently, 132 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 81 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2015. As a result of the transaction, the separate accounts of AUL have acquired a 99.14% equity interest in the Fund.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2015, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2015, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of February 29, 2016, AUL has issued 16,405 Individual variable annuity contracts associated with the Registrant, 1,397 of which are the No Withdrawal Charge contracts (DirectPoint); 1,825 of which are the SelectPoint contracts; 3,251 of which are the StarPoint contracts; and 3,972 were Voyage Protector contracts.


ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:


NAME AND PRINCIPAL                                                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                        WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------   -----------------------------------------------------------
Matthew T. Fleetwood                                        President & Director

Beth Haney                                                  Treasurer & Director

Dennis C. Martin                                            Chairman of the Board & Director

Terry W. Burns                                              Director

James Crampton                                              Tax Director

Sue E. Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                            Vice President, Business Technology

Jay B. Williams                                             Chief Compliance Officer

John W. Zeigler                                             Vice President, Insurance Agency Registrations

Eric D. Smiley                                              Vice President, Operations

Bryan Hartley                                               Acting Financial Operations Principal

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 22nd day of April, 2016.


                                     AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT
                                     TRUST
                                     (Registrant)

                                     By: American United Life Insurance Company

                                     By:
                                         ---------------------------------------
                                     Name: J. Scott Davison*
                                     Title: President & CEO

                                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                     (Depositor)

                                     By:
                                         ---------------------------------------
                                     Name: J. Scott Davison*
                                     Title: President & CEO


* By: /s/ Stephen L. Due
      -----------------------------

Stephen L. Due as Attorney-in-fact
Date: April 22, 2016

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               SIGNATURE                              TITLE                          DATE
---------------------------------------   ---------------------------   ---------------------------
J. Scott Davison*                         Director                      April 22, 2016

Jeffrey D. Holley*                        Director                      April 22, 2016

Mark C. Roller*                           Director                      April 22, 2016

John C. Mason*                            Director                      April 22, 2016

Thomas M. Zurek*                          Director                      April 22, 2016



/s/ Stephen L. Due
-------------------------------------------

*By: Stephen L. Due as Attorney-in-fact
Date: April 22, 2016

                          EXHIBITS FILED WITH FORM N-4


NUMBER IN FORM, N-4, ITEM 24(b)                                      NAME OF EXHIBIT
-------------------------------------------------   --------------------------------------------------
                       8.26                         Form of Participation Agreement between American
                                                    United Life Insurance Company and Goldman Sachs
                                                    Variable Insurance Trust

                       10.1                         Consent of Independent Auditor

                       10.3                         Rule 483 Certified Resolution